                        MARQUIS PORTFOLIOS(SM) PROSPECTUS:
            METLIFE OF CT SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
           METLIFE OF CT SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES

This Prospectus describes MARQUIS PORTFOLIOS, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

Your premium ("Purchase Payments") accumulates on a variable basis in one or more of our Variable Funding Options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:

AMERICAN FUNDS INSURANCE SERIES -- CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST --
   CLASS 2
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS INVESTMENT SERIES+
   Legg Mason Partners Variable Dividend Strategy
     Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. -- CLASS I+
   Legg Mason Partners Variable High Yield Bond Portfolio+
   Legg Mason Partners Variable Investors Portfolio+
   Legg Mason Partners Variable Small Cap Growth Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Appreciation Portfolio+
   Legg Mason Partners Variable Fundamental Value
     Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Aggressive Growth
     Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Money Market Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV+
   Legg Mason Partners Variable Multiple Discipline
     Portfolio -- All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline
     Portfolio -- Large Cap Growth and Value+
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio -- Class A+
   Federated High Yield Portfolio -- Class A+
   Janus Capital Appreciation Portfolio -- Class A+
   Legg Mason Value Equity Portfolio -- Class B
   Lord Abbett Growth and Income Portfolio -- Class B+
   Lord Abbett Growth Opportunities Portfolio -- Class B
   Lord Abbett Mid-Cap Value Portfolio -- Class B+
   Mercury Large-Cap Core Portfolio -- Class A+
   Met/AIM Capital Appreciation Portfolio -- Class A+
   Met/AIM Small Cap Growth Portfolio -- Class A+
   MFS(R) Research International Portfolio -- Class B
   MFS(R) Value Portfolio -- Class A+
   Neuberger Berman Real Estate Portfolio -- Class B
   PIMCO Inflation Protected Bond Portfolio -- Class B
   PIMCO Total Return Portfolio -- Class B
   Pioneer Fund Portfolio -- Class A+
   Pioneer Mid-Cap Value Portfolio -- Class A+
   Van Kampen Comstock Portfolio -- Class B
METROPOLITAN SERIES FUND, INC.
   BlackRock Bond Income Portfolio -- Class E+
   FI Large Cap Portfolio -- Class A+
   FI Value Leaders Portfolio -- Class D+
   MFS(R) Total Return Portfolio -- Class F+
   Western Asset Management U.S. Government Portfolio -- Class A+ VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
   Emerging Growth Portfolio

------------
(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.

*TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

The Contract, certain contract features and/or some of the funding options may not be available in all states.

This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum St., 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9325 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                             PROSPECTUS MAY 1, 2006

                                TABLE OF CONTENTS

Glossary..............................................    3
Summary...............................................    4
Fee Table.............................................    7
Condensed Financial Information.......................   14
The Annuity Contract..................................   14
   Contract Owner Inquiries...........................   15
   Purchase Payments..................................   15
   Accumulation Units.................................   16
   The Variable Funding Options.......................   16
Charges and Deductions................................   23
   General............................................   23
   Transfer Charge....................................   23
   Administrative Charges.............................   23
   Mortality and Expense Risk Charge..................   24
   Enhanced Stepped-Up Provision Charge...............   24
   Guaranteed Minimum Withdrawal Benefit..............
    Charge............................................   24
   Variable Funding Option Expenses...................   24
   Premium Tax........................................   24
   Changes in Taxes Based upon Premium................
     or Value.........................................   24
Transfers.............................................   24
   Market Timing/Excessive Trading....................   25
   Asset Allocation Program...........................   26
Access to Your Money..................................   28
   Systematic Withdrawals.............................   28
 Ownership Provisions.................................   29
  Types of Ownership..................................   29
   Contract Owner.....................................   29
  Beneficiary.........................................   29
  Annuitant...........................................   29
 Death Benefit........................................   30
  Death Proceeds before the Maturity Date.............   30
   Enhanced Stepped-Up Provision......................   31
   Payment of Proceeds................................   32
   Spousal Contract Continuance.......................   33
   Beneficiary Contract Continuance...................   34
   Death Proceeds after the Maturity Date.............   34
Living Benefits.......................................   34
  Guaranteed Minimum Withdrawal Benefit...............   34
The Annuity Period....................................   40
  Maturity Date.......................................   40
   Allocation of Annuity..............................   41
   Variable Annuity...................................   41
   Fixed Annuity......................................   41
Payment Options.......................................   41
   Election of Options................................   41
   Annuity Options....................................   42
   Variable Liquidity Benefit.........................   42
Miscellaneous Contract Provisions.....................   43
   Right to Return....................................   43
   Termination........................................   43
   Required Reports...................................   43
   Suspension of Payments.............................   43
The Separate Accounts.................................   43
   Performance Information............................   44
Federal Tax Considerations............................   44
   General Taxation of Annuities......................   45
   Types of Contracts: Qualified and Non-qualified....   45
   Qualified Annuity Contracts........................   45
     Taxation of Qualified Annuity Contracts..........   46
     Mandatory Distributions for Qualified Plans......   46
   Non-qualified Annuity Contracts....................   47
     Diversification Requirements for Variable
       Annuities......................................   49
     Ownership of the Investments.....................   49
     Taxation of Death Benefit Proceeds...............   49
   Other Tax Considerations...........................   49
     Treatment of Charges for Optional Benefits.......   49
     Puerto Rico Tax Considerations...................   50
     Non-Resident Aliens..............................   50
Other Information.....................................   50
   The Insurance Companies............................   50
   Financial Statements...............................   50
   Distribution of Variable Annuity Contracts.........   51
   Conformity with State and Federal Laws.............   52
   Voting Rights......................................   52
   Restrictions on Financial Transactions.............   52
   Legal Proceedings..................................   52
Appendix A: Condensed Financial Information
   for MetLife Insurance Company of Connecticut
   Separate Account TM................................  A-1
Appendix B: Condensed Financial Information
   for MetLife Life and Annuity Company of
   Connecticut Separate Account TM II.................  B-1
Appendix C: Contents of the Statement
   of Additional Information..........................  C-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                               MARQUIS PORTFOLIOS

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors MetLife of CT Separate Account TM for Variable Annuities ("Separate Account TM"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Separate Account TM II for Variable Annuities ("Separate Account TM II"). When we refer to the Separate Account, we are referring to either Separate Account TM or Separate Account TM II, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. Under the annuity options, you receive variable income payments, and the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $15,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.55% for the Standard Death Benefit and 1.70% for the Enhanced Death Benefit. For Contracts with a value of less than $50,000, we also deduct an annual Contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.25% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and

GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money -- Systematic Withdrawals -- Managed Distribution Program").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. (Please refer to the Death Benefit section in the Prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

      - ASSET ALLOCATION PROGRAM. If you choose, you can elect to have your contributions allocated among a set of funding options according to an optional asset allocation model. The model is based on your personal investment risk tolerance and other factors. The Asset Allocation Program was designed in conjunction with Ibbotson Associates, a recognized provider of asset allocation services.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT OWNER TRANSACTION EXPENSES

TRANSFER CHARGE........................................     $10(1)
(assessed on transfers that exceed 12 per year)

CONTRACT ADMINISTRATIVE CHARGE
Annual Contract Administrative Charge...................    $40(2)

ANNUAL SEPARATE ACCOUNT CHARGES

(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M & E") of 1.55% and an administrative expense charge of 0.15% on all Contracts. In addition, for optional features there is a 0.25% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all of the charges that may apply, depending on the death benefit and optional features you select:

                                                                                                       ENHANCED DEATH
                                                                          STANDARD DEATH BENEFIT           BENEFIT
                                                                          ----------------------       ---------------
Mortality and Expense Risk Charge.....................................            1.55%(3)                    1.70%(3)
Administrative Expense Charge.........................................            0.15%                       0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES
SELECTED..............................................................            1.70%                       1.85%
Optional E.S.P. Charge................................................            0.25%                       0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.......            1.95%                       2.10%
Optional GMWB I Charge (maximum upon reset)...........................            1.00%(4)                    1.00%(4)
Optional GMWB II Charge (maximum upon reset)..........................            1.00%(4)                    1.00%(4)
Optional GMWB III Charge..............................................            0.25%                       0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.......            2.70%                       2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED......            2.70%                       2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED.....            1.95%                       2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
SELECTED..............................................................            2.95%                       3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
SELECTED..............................................................            2.95%                       3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
SELECTED..............................................................            2.20%                       2.35%

--------------
(1)   We do not currently assess the transfer charge.

(2) We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.

(3)   We are waiving the following amounts of the Mortality and Expense Risk
      Charge: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc. and an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.

(4) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM         MAXIMUM
                                                                         -------         -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses).....                0.47%           4.54%

UNDERLYING FUND FEES AND EXPENSES

(as a percentage of average daily net assets)

                                           DISTRIBUTION
                                              AND/OR                                CONTRACTUAL FEE       NET TOTAL
                                           SERVICE (12B-             TOTAL ANNUAL        WAIVER             ANNUAL
UNDERLYING                    MANAGEMENT        1)          OTHER      OPERATING     AND/OR EXPENSE       OPERATING
FUND:                             FEE          FEES        EXPENSES     EXPENSES     REIMBURSEMENT        EXPENSES**
---------------------------   ----------   -------------   --------  ------------   ---------------       ----------

AIM VARIABLE INSURANCE
FUNDS
   AIM V.I. Core Equity
     Fund -- Series I+.....      0.60%           --          0.27%        0.87%             --                  0.87%(1)
AMERICAN FUNDS INSURANCE
   SERIES
   American Funds Global
     Growth Fund --
     Class 2*..............      0.58%         0.25%         0.04%        0.87%             --                  0.87%
   American Funds Growth
     Fund -- Class 2*......      0.33%         0.25%         0.02%        0.60%             --                  0.60%
   American Funds
     Growth-Income Fund --
     Class 2*..............      0.28%         0.25%         0.01%        0.54%             --                  0.54%
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Markets
     Portfolio+............      1.25%           --          0.44%        1.69%             --                  1.69%
DELAWARE VIP TRUST
   Delaware VIP REIT
     Series -- Standard
     Class+................      0.73%           --          0.12%        0.85%             --                  0.85%
   Delaware VIP Small Cap
     Value Series --
     Standard Class+.......      0.73%           --          0.12%        0.85%             --                  0.85%
DREYFUS VARIABLE
   INVESTMENT FUND
   Dreyfus Variable
     Investment Fund --
     Appreciation
     Portfolio -- Initial
     Shares+...............      0.75%           --          0.05%        0.80%             --                  0.80%
   Dreyfus Variable
     Investment Fund --
     Developing Leaders
     Portfolio -- Initial
     Shares+...............      0.75%           --          0.06%        0.81%             --                  0.81%

                                           DISTRIBUTION
                                              AND/OR                                CONTRACTUAL FEE   NET TOTAL
                                           SERVICE (12b-             TOTAL ANNUAL        WAIVER         ANNUAL
UNDERLYING                    MANAGEMENT        1)          OTHER      OPERATING     AND/OR EXPENSE   OPERATING
FUND:                             FEE          FEES        EXPENSES     EXPENSES     REIMBURSEMENT    EXPENSES**
---------------------------   ----------   -------------   --------  ------------   ---------------   ----------
FRANKLIN TEMPLETON
   VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Small-Mid Cap
     Growth Securities
     Fund -- Class 2*+.....     0.48%            0.25%       0.28%        1.01%            0.02%       0.99%(2)(3)
   Templeton Developing
     Markets Securities
     Fund -- Class 2*......     1.24%            0.25%       0.29%        1.78%              --        1.78%
   Templeton Foreign
     Securities Fund --
     Class 2*..............     0.65%            0.25%       0.17%        1.07%            0.05%       1.02%(3)
JANUS ASPEN SERIES
   International Growth
     Portfolio -- Service
     Shares*+..............      0.64%           0.25%       0.06%        0.95%              --        0.95%
   Mid Cap Growth
     Portfolio -- Service
     Shares*+..............      0.64%           0.25%       0.03%        0.92%              --        0.92%
LAZARD RETIREMENT SERIES,
   INC.
   Lazard Retirement
     Small Cap
     Portfolio*............      0.75%           0.25%       0.22%        1.22%              --        1.22%
LEGG MASON PARTNERS
   INVESTMENT SERIES
   Legg Mason Partners
     Variable Dividend
     Strategy
     Portfolio++...........      0.65%             --        0.21%        0.86%              --        0.86%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS I,
   INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio --
     Class I+..............      0.75%             --        0.07%        0.82%              --        0.82%
   Legg Mason Partners
     Variable High Yield
     Bond Portfolio --
     Class I...............      0.80%             --        0.30%        1.10%              --        1.10%
   Legg Mason Partners
     Variable Investors
     Portfolio --
     Class I...............      0.65%             --        0.06%        0.71%              --        0.71%
   Legg Mason Partners
     Variable Small Cap
     Growth Portfolio --
     Class I...............      0.75%             --        0.22%        0.97%              --        0.97%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS II
   Legg Mason Partners
     Variable
     Appreciation
     Portfolio.............      0.70%             --        0.02%        0.72%              --        0.72%
   Legg Mason Partners
     Variable Fundamental
     Value Portfolio.......      0.75%             --        0.03%        0.78%              --        0.78%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS
   III, INC.
   Legg Mason Partners
     Variable Adjustable
     Rate Income
     Portfolio*+++.........      0.55%           0.25%       0.28%        1.08%              --        1.08%(4)
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio++....      0.75%             --        0.02%        0.77%              --        0.77%(4)

                                           DISTRIBUTION
                                              AND/OR                                CONTRACTUAL FEE   NET TOTAL
                                           SERVICE (12b-             TOTAL ANNUAL        WAIVER         ANNUAL
UNDERLYING                    MANAGEMENT        1)          OTHER     OPERATING     AND/OR EXPENSE   OPERATING
FUND:                             FEE          FEES        EXPENSES    EXPENSES      REIMBURSEMENT    EXPENSES**
---------------------------   ----------   -------------   --------  ------------   ---------------   ----------
   Legg Mason Partners
     Variable High Income
     Portfolio+++..........      0.60%           --          0.06%       0.66%           --              0.66%
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio++....      0.75%           --          0.04%       0.79%           --              0.79%(4)
   Legg Mason Partners
     Variable Mid Cap
     Core Portfolio+++.....      0.75%           --          0.07%       0.82%           --              0.82%
   Legg Mason Partners
     Variable Money
     Market Portfolio++....      0.45%           --          0.02%       0.47%           --              0.47%(4)
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS IV
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio
     -- All Cap Growth and
     Value*................      0.75%         0.25%         0.06%       1.06%           --              1.06%
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio
     -- Global All Cap
     Growth and Value*+....      0.75%         0.25%         0.15%       1.15%           --              1.15%
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio
     -- Large Cap Growth
     and Value*............      0.75%         0.25%         0.24%       1.24%           --              1.24%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS V
   Legg Mason Partners
     Variable Small Cap
     Growth Opportunities
     Portfolio+............      0.75%           --          0.30%       1.05%           --               1.05%
LORD ABBETT SERIES FUND,
   INC.
   Growth and Income
     Portfolio -- Class VC+      0.48%           --          0.41%       0.89%           --              0.89%(14)
   Mid-Cap Value
     Portfolio -- Class VC+      0.74%           --          0.38%       1.12%           --              1.12%(14)
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap
     Stock Portfolio --
     Class A+..............      0.70%           --          0.10%       0.80%           --              0.80%(5)
   Dreman Small-Cap Value
     Portfolio --
     Class A...............      0.83%           --          3.64%       4.47%         3.37%             1.10%(5)
   Federated High Yield
     Portfolio --
     Class A...............      0.60%           --          0.21%       0.81%           --              0.81%(5)
   Harris Oakmark
     International
     Portfolio --
     Class A+..............      0.82%           --          0.13%       0.95%           --              0.95%

Janus Capital
  Appreciation
  Portfolio --
  Class A...............      0.65%           --          0.09%       0.74%           --              0.74%(5)
Legg Mason Value
  Equity Portfolio --
  Class B*..............      0.70%         0.25%         3.59%       4.54%         3.49%             1.05%(5)
Lord Abbett Growth and
  Income Portfolio --
  Class B*..............      0.50%         0.25%         0.04%       0.79%           --              0.79%(5)
Lord Abbett Growth
  Opportunities
  Portfolio --
  Class B*..............      0.70%           0.25%         0.29%       1.24%       0.05%             1.19%(5)(6)

                                           DISTRIBUTION
                                              AND/OR                                CONTRACTUAL FEE   NET TOTAL
                                           SERVICE (12b-             TOTAL ANNUAL        WAIVER         ANNUAL
UNDERLYING                    MANAGEMENT        1)          OTHER     OPERATING     AND/OR EXPENSE   OPERATING
FUND:                             FEE          FEES        EXPENSES    EXPENSES      REIMBURSEMENT    EXPENSES**
---------------------------   ----------   -------------   --------  ------------   ---------------   ----------
   Lord Abbett Mid-Cap
     Value Portfolio --
     Class B*..............      0.68%         0.25%         0.08%        1.01%           --             1.01%
   Mercury Large-Cap Core
     Portfolio -- Class A..      0.78%           --          0.12%        0.90%           --             0.90%(5)
   Met/AIM Capital
     Appreciation
     Portfolio --
     Class A...............      0.76%           --          0.05%        0.81%           --             0.81%(5)
   Met/AIM Small Cap
     Growth Portfolio --
     Class A...............      0.90%           --          0.10%        1.00%           --             1.00%(5)
   MFS(R) Research
     International
     Portfolio --
     Class B*..............      0.74%         0.25%         0.23%        1.22%           --             1.22%(5)
   MFS(R) Value Portfolio --
     Class A...............      0.73%           --          0.24%        0.97%           --             0.97%(5)
   Neuberger Berman Real
     Estate Portfolio --
     Class B*..............      0.67%         0.25%         0.03%        0.95%           --             0.95%
   PIMCO Inflation
     Protected Bond
     Portfolio --
     Class B*..............      0.50%         0.25%         0.05%        0.80%           --             0.80%
   PIMCO Total Return
     Portfolio -- Class B*.      0.50%         0.25%         0.07%        0.82%           --             0.82%(7)
   Pioneer Fund Portfolio
     -- Class A............      0.75%           --          0.28%        1.03%         0.03%            1.00%(5)
   Pioneer Mid-Cap Value
     Portfolio --
     Class A...............      0.75%           --          2.84%        3.59%         2.59%            1.00%(5)
   Van Kampen Comstock
     Portfolio --
     Class B*..............      0.63%         0.25%         0.05%        0.93%           --             0.93%(5)
METROPOLITAN SERIES FUND,
   INC.
   BlackRock Aggressive
     Growth Portfolio --
     Class D*+.............      0.73%         0.10%         0.06%        0.89%           --             0.89%
   BlackRock Bond Income
     Portfolio --
     Class E*..............      0.40%         0.15%         0.07%        0.62%           --             0.62%(8)
   FI Large Cap Portfolio
     -- Class A............      0.80%           --          0.06%        0.86%           --             0.86%(9)
   FI Value Leaders
     Portfolio --
     Class D*..............      0.66%         0.10%         0.07%        0.83%           --             0.83%
   MFS(R) Total Return
     Portfolio --
     Class F*..............      0.57%         0.20%         0.16%        0.93%           --             0.93%(10)
   T. Rowe Price Large
     Cap Growth Portfolio
     -- Class B*+..........      0.60%         0.25%         0.12%        0.97%           --             0.97%(11)
   Western Asset
     Management U.S.
     Government Portfolio
     -- Class A............      0.54%           --          0.07%        0.61%           --             0.61%
PIMCO VARIABLE INSURANCE
   TRUST
   Real Return Portfolio
     -- Administrative
     Class+................      0.25%           --          0.41%        0.66%           --             0.66%(12)
   Total Return Portfolio
     -- Administrative
     Class+................      0.25%           --          0.40%        0.65%           --             0.65%
PUTNAM VARIABLE TRUST
   Putnam VT Discovery
     Growth Fund -- Class
     IB*+..................      0.70%         0.25%         0.47%        1.42%           --             1.42%

                                           DISTRIBUTION                             CONTRACTUAL
                                              AND/OR                                 FEE WAIVER       NET TOTAL
                                           SERVICE                   TOTAL ANNUAL      AND/OR          ANNUAL
                              MANAGEMENT    (12b- 1)        OTHER     OPERATING       EXPENSE         OPERATING
UNDERLYING FUND:                 FEE          FEES         EXPENSES    EXPENSES      REIMBURSEMENT    EXPENSES**
---------------------------   ----------   -------------   --------  ------------   ---------------   ----------
   Putnam VT
     International Equity
     Fund -- Class IB*+....     0.75%         0.25%        0.18%        1.18%              --            1.18%
   Putnam VT Small Cap
     Value Fund -- Class
     IB*+..................     0.76%         0.25%        0.08%        1.09%              --            1.09%
VAN KAMPEN LIFE
   INVESTMENT TRUST
   Emerging Growth
     Portfolio -- Class II*     0.70%         0.25%        0.07%        1.02%              --            1.02%
VARIABLE INSURANCE
   PRODUCTS FUND
   VIP Mid Cap Portfolio
     -- Service
     Class 2*+.............     0.57%         0.25%        0.12%        0.94%              --            0.94%
WELLS FARGO ADVANTAGE
   VARIABLE TRUST
   Wells Fargo Advantage
     VT Small/MidCap
     Value Fund*+..........     0.75%         0.25%        0.40%        1.40%            0.26%           1.14%(13)

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+     Closed to new investors.

++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES

(1) As a result of a reorganization of another fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.

(2) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.

(3) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).

(4) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.

(5) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Legg Mason Value Equity Portfolio, 1.15% for the Lord Abbett Growth Opportunities Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.25% for the MFS(R) Research International Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio and 0.05% for the MFS(R) Research International Portfolio. Table expenses for the Legg Mason Value Equity Portfolio and Van Kampen Comstock Portfolio are annualized based on the months the Portfolio was in operation in 2005 (commencement of operation for the Legg Mason Value Equity Portfolio was November 1, 2005 and May 1, 2005 for the Van Kampen Comstock Portfolio). Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Batterymarch Mid-Cap Stock Portfolio, Dreman Small-Cap Value Portfolio, Federated High Yield Portfolio, Janus Capital Appreciation Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio and Pioneer Mid-Cap Value Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.

(6) Due to brokerage commission recaptures not shown in the table, actual expenses of the portfolio were 1.15%.

(7) Met Investors Advisory and Met Investors Series Trust have previously entered into an Expense Limitation Agreement that has since expired. However, pursuant to that agreement, under certain circumstances, any fees waived or expenses reimbursed in previous years by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than previous expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.01%.

(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.

(9) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.

(10) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on May 1, 2006.

(11) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.

(12) Ratio of expenses to average net assets excluding interest expense is 0.65%.

(13) Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses for the VT Small/Mid Cap Value Fund (formerly the Multi Cap Value Fund) are based on estimates for the current fiscal year. The adviser has committed through April 30, 2007 to waive fees and/ or reimburse expenses to the extent necessary to maintain the net operating expense ratios shown.

(14) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on January 1, 2006.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).

                                           IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------   ---------------------------------------
                                                                            10
FUNDING OPTION                            1 YEAR    3 YEARS    5 YEARS     YEARS    1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                            ------    -------    -------     -----    ------    -------    -------   --------
Underlying Fund with Maximum Total          762       2231      3629       6829      762      2231        3629       6829
Annual Operating Expenses..............
Underlying Fund with Minimum Total
Annual Operating Expenses..............     364       1102      1855       3803      364      1102        1855       3803

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT

Marquis Portfolios is a contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries.

Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. The maximum age may be lower if you purchase your Contact through certain broker dealers. You should discuss this with your financial adviser.

                                                      MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
DEATH BENEFIT/OPTIONAL FEATURE                              ANNUITANT ON THE CONTRACT/RIDER DATE
-------------------------------------                 -----------------------------------------------
Standard Death Benefit                                                     Age 80
Enhanced Death Benefit                                                     Age 79
Enhanced Stepped-Up Provision (E.S.P.)                                     Age 75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial or personal tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9325.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each variable funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each variable funding option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other
Information--Distribution of Variable Annuity Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9325 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The Variable Funding Options are listed below, along with their investment advisers and any subadviser. The Contract includes Variable Funding Options that are closed to new investors, as indicated. If you are currently invested in these closed Variable Funding Options, and you elect an asset allocation model (see "Asset Allocation Program") that does not include the closed Variable Funding Options, you will forfeit your ability to invest in those closed Variable Funding Options which will no longer be available as Variable Funding Options under your Contract.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund -- Series    The Fund's investment objective is          A I M Advisors, Inc.
     I+                                   growth of capital.
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund      Seeks capital appreciation through          Capital Research and Management
     -- Class 2                           stocks.                                     Company
   American Funds Growth Fund --          Seeks capital appreciation through          Capital Research and Management
     Class 2                              stocks.                                     Company
   American Funds Growth-Income Fund      Seeks both capital appreciation and         Capital Research and Management
     -- Class 2                           income.                                     Company
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging           Seeks long-term growth of capital.          Credit Suisse Asset Management, LLC
     Market Portfolio+                                                                Subadviser: Credit Suisse Asset
                                                                                      Management Limited (U.K.),
                                                                                      (Australia)
DELAWARE VIP TRUST
   Delaware VIP REIT Series --            Seeks maximum long-term total return,       Delaware Management Company
     Standard Class+*                     with capital appreciation as a
                                          secondary objective.
   Delaware VIP Small Cap Value           Seeks capital appreciation.                 Delaware Management Company
     Series -- Standard Class+
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund --    Seeks long-term capital growth              The Dreyfus Corporation
     Appreciation Portfolio -- Initial    consistent with the preservation of         Subadviser: Fayez Sarofim & Co.
     Shares+                              capital, with growth of current income
                                          as a secondary objective.
   Dreyfus Variable Investment Fund --    Seeks capital growth.                       The Dreyfus Corporation
     Developing Leaders Portfolio --
     Initial Shares+
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Small-Mid Cap Growth          Seeks long-term capital growth.             Franklin Advisers, Inc.
     Securities Fund -- Class 2+
   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2
   Templeton Foreign Securities Fund      Seeks long-term capital growth.             Templeton Investment Counsel, LLC
     -- Class 2                                                                       Subadviser: Franklin Templeton
                                                                                      Investment Management Limited
JANUS ASPEN SERIES
   International Growth Portfolio --      Seeks long-term growth of capital.          Janus Capital Management LLC
     Service Shares+
   Mid Cap Growth Portfolio -- Service    Seeks long-term growth of capital.          Janus Capital Management LLC
     Shares+
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management LLC
     Portfolio
LEGG MASON PARTNERS INVESTMENT SERIES
   Legg Mason Partners Variable           Seeks capital appreciation, principally     Smith Barney Fund Management LLC
     Dividend Strategy Portfolio          through investments in dividend-paying
                                          stocks.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All       Seeks capital appreciation through          Salomon Brothers Asset Management
     Cap Portfolio -- Class I+*            investments.                                Inc
   Legg Mason Partners Variable High      Seeks total return, consistent with the     Salomon Brothers Asset Management
     Yield Bond Portfolio                 preservation of capital.                    Inc

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   Legg Mason Partners Variable           Seeks long-term growth of capital, with     Salomon Brothers Asset Management
     Investors Portfolio                  growth of current income as a secondary     Inc
                                          objective.
   Legg Mason Partners Variable Small     Seeks long term growth of capital.          Salomon Brothers Asset Management
     Cap Growth Portfolio                                                             Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable           Seeks long-term appreciation of capital.    Smith Barney Fund Management LLC
     Appreciation Portfolio
   Legg Mason Partners Variable           Seeks long-term capital growth. Current     Smith Barney Fund Management LLC
     Fundamental Value Portfolio          income is a secondary consideration.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable           Seeks to provide high current income        Smith Barney Fund Management LLC
     Adjustable Rate Income               and to limit the degree of fluctuation
     Portfolio+*                          of its net asset value resulting from
                                          movements in interest rates.
   Legg Mason Partners Variable           Seeks long-term capital appreciation.       Smith Barney Fund Management LLC
     Aggressive Growth Portfolio
   Legg Mason Partners Variable High      Seeks high current income. Secondarily,     Smith Barney Fund Management LLC
     Income Portfolio+*                   seeks capital appreciation.
   Legg Mason Partners Variable Large     Seeks long term growth of capital.          Smith Barney Fund Management LLC
     Cap Growth Portfolio
   Legg Mason Partners Variable Mid       Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Cap Core Portfolio+*
   Legg Mason Partners Variable Money     Seeks to maximize current income            Smith Barney Fund Management LLC
     Market Portfolio                     consistent with preservation of capital.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --
     All Cap Growth and Value
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --
     Global All Cap Growth and Value+*
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --
     Large Cap Growth and Value
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners Variable Small     Seeks long term capital growth.             Smith Barney Fund Management LLC
     Cap Growth Opportunities
     Portfolio+*
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio --         Seeks long-term growth of capital and       Lord, Abbett & Co. LLC
     Class VC+                            income without excessive fluctuations
                                          in market value.
   Mid-Cap Value Portfolio -- Class VC+   Seeks capital appreciation through          Lord, Abbett & Co. LLC
                                          investments, primarily in equity
                                          securities, which are believed to be
                                          undervalued in the marketplace.
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock             Seeks growth of capital.                    Met Investors Advisory, LLC
     Portfolio -- Class A+*                                                           Subadviser: Batterymarch Financial
                                                                                      Management, Inc.
   Dreman Small-Cap Value Portfolio --     Seeks capital appreciation.                Met Investors Advisory, LLC
     Class A                                                                          Subadviser: Dreman Value
                                                                                      Management L.L.C.
   Federated High Yield Portfolio --       Seeks high current income.                 Met Investors Advisory, LLC
     Class A                                                                          Subadviser: Federated Investment
                                                                                      Management Company
   Harris Oakmark International           Seeks long-term capital appreciation.       Met Investors Advisory, LLC
     Portfolio -- Class A+*                                                           Subadviser: Harris Associates L.P.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   Janus Capital Appreciation             Seeks capital appreciation.                 Met Investors Advisory, LLC
     Portfolio -- Class A                                                             Subadviser: Janus Capital
                                                                                      Management LLC
   Legg Mason Value Equity Portfolio      Seeks long-term growth of capital.          Met Investors Advisory, LLC
     -- Class A                                                                       Subadviser: Legg Mason Capital
                                                                                      Management, Inc.
   Lord Abbett Growth and Income          Seeks growth of capital and current         Met Investors Advisory, LLC
     Portfolio -- Class B                 income without excessive fluctuations       Subadviser: Lord, Abbett & Co. LLC
                                          in the market value.
   Lord Abbett Growth Opportunities       Seeks capital appreciation.                 Met Investors Advisory, LLC
     Portfolio -- Class B                                                             Subadviser: Lord, Abbett & Co. LLC
   Lord Abbett Mid-Cap Value              Seeks capital appreciation through          Met Investors Advisory, LLC
     Portfolio -- Class B                 investments primarily in equity             Subadviser: Lord, Abbett & Co. LLC
                                          securities which are believed to be
                                          undervalued in the marketplace.
   Mercury Large-Cap Core Portfolio --    Seeks long-term capital growth.             Met Investors Advisory, LLC
     Class A                                                                          Subadviser: Merrill Lynch
                                                                                      Investment Managers, L.P.
   Met/AIM Capital Appreciation           Seeks capital appreciation.                 Met Investors Advisory, LLC
     Portfolio -- Class A                                                             Subadviser:  AIM Capital
                                                                                      Management, Inc.
   Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital.          Met Investors Advisory, LLC
     -- Class A                                                                       Subadviser:  AIM Capital
                                                                                      Management, Inc.
   MFS(R) Research International          Seeks capital appreciation.                 Met Investors Advisory, LLC
     Portfolio -- Class B                                                             Subadviser: Massachusetts
                                                                                      Financial Services Company
   MFS(R) Value Portfolio -- Class A      Seeks capital appreciation and              Met Investors Advisory, LLC
                                          reasonable income.                          Subadviser:  Massachusetts
                                                                                      Financial Services Company
   Neuberger Berman Real Estate           Seeks to provide total return through       Met Investors Advisory, LLC
     Portfolio -- Class A                 investment in real estate securities,       Subadviser: Neuberger Berman
                                          emphasizing both capital appreciation       Management, Inc.
                                          and current income.
   PIMCO Inflation Protected Bond         Seeks to provide maximum real return,       Met Investors Advisory, LLC
     Portfolio -- Class B                 consistent with preservation of capital     Subadviser: Pacific Investment
                                          and prudent investment management.          Management Company LLC
   PIMCO Total Return Portfolio --        Seeks maximum total return, consistent      Met Investors Advisory, LLC
     Class B                              with the preservation of capital and        Subadviser: Pacific Investment
                                          prudent investment management.              Management Company LLC
   Pioneer Fund Portfolio -- Class A      Seeks reasonable income and capital         Met Investors Advisory, LLC
                                          growth.                                     Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Mid-Cap Value Portfolio --     Seeks capital appreciation.                 Met Investors Advisory, LLC
     Class A                                                                          Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Van Kampen Comstock Portfolio --       Seeks capital growth and income.            Met Investors Advisory, LLC
     Class B                                                                          Morgan Stanley Investment
                                                                                      Management, Inc. d/b/a Van Kampen
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth            Seeks maximum capital appreciation.         MetLife Advisers, LLC
     Portfolio -- Class D+*                                                            Subadviser: BlackRock Advisors,
                                                                                      Inc.
   BlackRock Bond Income Portfolio --     Seeks competitive total return              MetLife Advisers, LLC
     Class E                              primarily from investing in                 Subadviser: BlackRock Advisors,
                                          fixed-income securities.                    Inc.

FI Large Cap Portfolio -- Class A         Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company
FI Value Leaders Portfolio -- Class D     Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company
MFS(R) Total Return Portfolio --          Seeks a favorable total return through      MetLife Advisers, LLC
  Class F                                 investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                      Financial Services Company

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   T. Rowe Price Large Cap Growth         Seeks long-term growth of capital and,      MetLife Advisers, LLC
     Portfolio -- Class B+*               secondarily, dividend income.               Subadviser: T. Rowe Price
                                                                                      Associates Inc.
   Western Asset Management U.S.          Seeks to maximize total return              MetLife Advisers, LLC
     Government Portfolio -- Class A      consistent with preservation of capital     Subadviser: Western Asset
                                          and maintenance of liquidity.               Management Company
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class+                with preservation of  capital and           Company LLC
                                          prudent investment management.
   Total Return Portfolio --              Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class+                with preservation of capital and            Company LLC
                                          prudent investment management.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --     Seeks long-term growth of capital.          Putnam Investment Management, LLC
     Class IB+
   Putnam VT International Equity         Seeks capital appreciation.                 Putnam Investment Management, LLC
     Fund -- Class IB+
   Putnam VT Small Cap Value Fund --      Seeks capital appreciation.                 Putnam Investment Management, LLC
     Class IB+
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio -- Class     Seeks capital appreciation.                 Van Kampen Asset Management
     II
VARIABLE INSURANCE PRODUCTS FUND
   VIP Mid Cap Portfolio -- Service       Seeks long-term growth of capital.          Fidelity Management & Research
     Class 2+                                                                         Company
WELLS FARGO ADVANTAGE VARIABLE TRUST
   Wells Fargo Advantage VT               Seeks long-term capital appreciation.       Wells Fargo Funds Management, LLC
     Small/MidCap Value Fund+*                                                        Subadviser: Wells Capital
                                                                                      Management, Incorporated

--------------
+     Closed to new investors.

* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:

Underlying Fund Name Changes

                        FORMER NAME                                                        NEW NAME
---------------------------------------------------------------      ---------------------------------------------------------
GREENWICH STREET SERIES FUND                                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Appreciation Portfolio                                              Legg Mason Partners Variable Appreciation Portfolio
   Fundamental Value Portfolio                                         Legg Mason Partners Variable Fundamental Value
                                                                       Portfolio
METROPOLITAN SERIES FUND, INC.                                       METROPOLITAN SERIES FUND, INC.
   U.S. Government Portfolio                                            Western Asset Management U.S. Government Portfolio
SALOMON BROTHERS VARIABLE SERIES FUND INC                            LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                        Legg Mason Partners Variable All Cap Portfolio
   High Yield Bond Fund                                                Legg Mason Partners Variable High Yield Bond Portfolio
   Investors Fund                                                      Legg Mason Partners Variable Investors Portfolio


   Small Cap Growth Fund                                               Legg Mason Partners Variable Small Cap Growth
                                                                       Portfolio
SMITH BARNEY INVESTMENT SERIES                                       LEGG MASON PARTNERS INVESTMENT SERIES
   Smith Barney Dividend Strategy Portfolio                            Legg Mason Partners Variable Dividend Strategy
                                                                       Portfolio
SMITH BARNEY MULTIPLE DISCIPLINE TRUST                               LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
   Multiple Discipline Portfolio-Global All Cap Growth and             Legg Mason Partners Variable Multiple Discipline
   Value                                                               Portfolio-
                                                                          Global All Cap Growth and Value
   Multiple Discipline Portfolio-All Cap Growth and Value              Legg Mason Partners Variable Multiple Discipline
                                                                       Portfolio-All
                                                                          Cap Growth and Value
   Multiple Discipline Portfolio-Large Cap Growth and Value            Legg Mason Partners Variable Multiple Discipline
                                                                       Portfolio-
                                                                          Large Cap Growth and Value
   TRAVELERS SERIES FUND INC.                                        LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                                 Legg Mason Partners Variable Adjustable Rate Income
                                                                       Portfolio
   Smith Barney Aggressive Growth Portfolio                            Legg Mason Partners Variable Aggressive Growth
                                                                       Portfolio
   Smith Barney High Income Portfolio                                  Legg Mason Partners Variable High Income Portfolio
   Smith Barney Large Capitalization Growth Portfolio                  Legg Mason Partners Variable Large Cap Growth
                                                                       Portfolio

                     FORMER NAME                                                           NEW NAME
--------------------------------------------------------             ------------------------------------------------------
   Smith Barney Mid Cap Core Portfolio                                 Legg Mason Partners Variable Mid Cap Core Portfolio
   Smith Barney Money Market Portfolio                                 Legg Mason Partners Variable Money Market Portfolio
VARIABLE ANNUITY PORTFOLIOS                                          LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
   Smith Barney Small Cap Growth Opportunities Portfolio               Legg Mason Partners Variable Small Cap Growth
                                                                          Opportunities Portfolio
WELLS FARGO TRUST                                                    WELLS FARGO ADVANTAGE VARIABLE TRUST
   Wells Fargo Advantage Multi Cap Value Fund                          Wells Fargo Advantage VT Small/Mid Cap Value Fund

UNDERLYING FUND MERGERS/REORGANIZATIONS

The former Underlying Funds were merged with and into the new Underlying Funds.

               FORMER UNDERLYING FUND                                              NEW UNDERLYING FUND
---------------------------------------------------                  --------------------------------------------
--                                                                   MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                               Janus Capital Appreciation Portfolio
AIM VARIABLE INSURANCE FUND                                          AIM VARIABLE INSURANCE FUND
     AIM V.I. Premier Equity Fund                                      AIM V.I. Core Equity Fund
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     AIM Capital Appreciation Portfolio                                MET/AIM Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Disciplined Mid Cap Stock Portfolio                                Batterymarch Mid-Cap Stock Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Equity Income Portfolio                                           FI Value Leaders Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Federated High Yield Portfolio                                    Federated High Yield Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Large Cap Portfolio                                               FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Mercury Large Cap Core Portfolio                                  Mercury Large-Cap Core Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     MFS(R) Mid Cap Growth Portfolio                                     BlackRock Aggressive Growth Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     MFS(R) Total Return Portfolio                                       MFS(R) Total Return Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     MFS(R) Value Portfolio                                              MFS(R) Value PortfoLIO
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Mondrian International Stock Portfolio                            Harris Oakmark International Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Fund Portfolio                                            Pioneer Fund Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Mid-Cap Value Portfolio                                   Pioneer Mid-Cap Value Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Strategic Equity Portfolio                                        FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Growth Portfolio                    MET/AIM Small Cap Growth Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Style Focus Series: Small Cap Value Portfolio                     Dreman Small-Cap Value Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC..
     Travelers Managed Income Portfolio                                BlackRock Bond Income Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     U.S. Government Securities Portfolio                              Western Asset Management U.S. Government Portfolio

UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

           FORMER UNDERLYING FUND                                                     NEW UNDERLYING FUND
----------------------------------------------------                 ------------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     MET INVESTORS SERIES TRUST
   AllianceBernstein Growth and Income Portfolio                       Lord Abbett Growth and Income Portfolio
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     METROPOLITAN SERIES FUND, INC., INC.
   AllianceBernstein Large Cap Growth Portfolio                        T. Rowe Price Large Cap Growth Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                 MET INVESTORS SERIES TRUST
   Mutual Shares Securities Fund                                       Lord Abbett Growth and Income Portfolio
JANUS ASPEN SERIES                                                   METROPOLITAN SERIES FUND, INC., INC.
   Janus Aspen Series Growth and Income Portfolio                      T. Rowe Price Large Cap Growth Portfolio

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including portfolio rebalancing, asset allocation and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts, and the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent

      -     other costs of doing business.

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun or

      (3) if the Contract Value on the date of assessment equals or is greater than $50,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, this charge is equal to 1.55% annually. If you choose the Enhanced Death Benefit, this charge is equal to1.70% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.25% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING.

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Credit Suisse Trust Emerging Markets Portfolio, Delaware

VIP Small Cap Value Series, Developing Leaders Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Janus Aspen Series -- International Growth Portfolio, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable High Yield Bond Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, Dreman Small-Cap Value Portfolio, Federated High Yield Portfolio, Harris Oakmark International Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Research International Portfolio, Putnam VT International Equity Fund, Putnam VT Small Cap Value Fund and the Wells Fargo VT Advantage Small/Mid Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Transfers made under a rebalancing program or the Asset Allocation Program are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

                            ASSET ALLOCATION PROGRAM

The Asset Allocation Program is not offered by this Prospectus and is not a part of your contract. The Asset Allocation Program is a separate service we make available in connection with the contract, at no additional charge to you, to help you select Variable Funding Options. When you purchase the Contract, you are required to enroll in the Asset Allocation Program. Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class refers to a category of investments having similar characteristics, such as stocks and other equities, bonds and other fixed income investments, and cash equivalents. There are further divisions within asset classes, for example, divisions according to the size of the issuer (large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).

If you elect to participate in the Asset Allocation Program, our affiliate MetLife Advisers, LLC ("MetLife Advisers"), an investment adviser registered under the Investment Advisers Act of 1940, will serve as your investment adviser, but solely for the purpose of developing and updating the models. MetLife Advisers currently follows the recommendations of an independent third-party consultant in providing this service. From time to time, MetLife Advisers may select a different consultant, to the extent permitted under applicable law. MetLife Advisers also serves as the investment adviser to certain Underlying Funds available under the contract and receives compensation for those services. (See Fee Table--Underlying Fund Fees and Expenses). However, MetLife Advisers receives no compensation for services it performs in developing and updating the asset allocation models discussed below.

It is your responsibility to select or change your model and your Variable Funding Options. Your registered representative can provide you with information that may assist you in selecting a model and your Variable Funding Options. Once you select a model and the Variable Funding Options, these selections will remain unchanged until you elect to revise the Variable Funding Options allocations, select a new model, or both. Although the models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that an asset allocation model will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Underlying Fund, asset class or different combination of Underlying Funds. In addition, the model is subject to all of the risks associated with its Underlying Funds. If, from time to time, MetLife Advisers changes the models, the flows of money into and out of Underlying Funds may generate higher brokerage and administrative costs for those portfolios, or such changes may disrupt an Underlying Fund's management strategy.

In the Asset Allocation Program, you will choose to allocate your purchase payments among a set of Variable Funding Options you select using one of the asset allocation models MetLife Advisers provides. An asset allocation model is a set of target percentages for asset classes or sub-classes that represent the principal investments of the available Underlying Funds. There currently are twenty asset allocation models, a disciplined and a flexible model for each of ten levels of risk tolerance and return potential (generally, asset classes and sub-classes with higher potential returns have greater risk of losses and experience greater volatility). Disciplined models are designed to be constructed only from Underlying Funds that adhere strictly to their stated investment styles and invest in specific asset classes or sub-classes, whereas flexible models can include allocations to Underlying Funds that may invest across multiple asset classes or sub-classes, or that may move between investment styles, or asset classes or sub-classes, depending on market conditions or other factors.

A disciplined or flexible asset allocation model will be suggested based on your responses to a profile questionnaire that seeks to measure your personal investment risk tolerance, investment time horizon, financial goals and other factors. In order to participate in this program, you will need to complete the questionnaire. Although you may only use one model at a time, you may elect to change to a different model as your tolerance for risk and/or your needs and objectives change. Using the questionnaire and in consultation with your registered representative, you may determine a different model better meets your risk tolerance and time horizons. There is no fee to change to a different model or for a change to the Variable Funding Options allocations.

MetLife Advisers, through its consultant as described above, periodically reviews the models (typically annually) and may find that asset allocations within a particular model may need to be changed. Similarly, the principal investments, investment style, or investment manager of an Underlying Fund may change such that it is no longer appropriate for a model, or it may become appropriate for a model. Also, from time to time, we may change the Underlying Funds available under the contract. (See The Annuity Contract--The Variable Funding Options). As a result of the periodic review and/or any changes in available Underlying Funds, each model may change and asset classes or sub-classes may be added or deleted. We will provide notice regarding any such changes, and you, in consultation with your registered representative, may wish to revise your Variable Funding Options allocations based on these model and Underlying Fund changes. You are not required to make any changes, and if you take no action your current allocations will continue in effect.

If you also participate in the Automatic Rebalancing Program, the allocations in your models will be applied under the terms of that program.

We and our affiliates, including MetLife Advisers, receive greater compensation and/or profits from certain Underlying Funds than we receive from other Underlying Funds. Therefore, it is conceivable that MetLife Advisers may have an incentive to develop models in such a way that larger allocations will be made to more profitable Underlying Funds. Also, MetLife Advisers, in its capacity as investment adviser to certain of the Underlying Funds, may believe that certain Underlying Funds it manages may benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers legally is obligated to disregard these incentives. In addition, MetLife Advisers believes that following the recommendations of an independent third-party to develop and update the asset allocation models may reduce or eliminate the potential for MetLife Advisers to be influenced by these competing interests. As described above, from time to time, MetLife Advisers may select a different consultant to provide these recommendations, to the extent permitted under applicable law.

For more information about MetLife Advisers and its role as investment adviser for the Asset Allocation Program, please see the disclosure document, which is available to you at no charge, containing information from Part II of its Form ADV, the SEC investment adviser registration form. Your registered representative can provide you this disclosure document, or you can request a copy by writing to MetLife Advisers, LLC, c/o MetLife Investors USA Insurance Company, P.O. Box 10426, Des Moines, Iowa 50306-0426. We may perform certain administrative functions on behalf of our affiliate, MetLife Advisers; however, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the

Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit or the Enhanced Death Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

STANDARD DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

      (1)   the Contract Value on the Death Report Date or

      (2) the total Purchase Payments made under the Contract less the total of any withdrawals.

ENHANCED DEATH BENEFIT

We will pay to the beneficiary the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

      (1)   the Contract Value on the Death Report Date or

      (2) the total Purchase Payments made under the Contract less the total of any withdrawals or

      (3)   the step-up value (if any, as described below).

STEP-UP VALUE. The step-up value will initially equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, the step-up value will be reduced by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the step-up value, we will reset the step-up value to equal that greater amount. If the step-up value is greater than the Contract Value, the step-up value will remain unchanged. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals, as described above.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      $50,000 x ($10,000/$55,000) = $9,090

Your new step-up value would be $50,000-$9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      $50,000 x ($10,000/$30,000) = $16,666

Your new step-up value would be $50,000-$16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

      $50,000 x ($10,000/$55,000) = $9,090

Your new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

      $50,000 x ($10,000/$30,000) = $16,666

Your new modified Purchase Payment would be $50,000 -- $16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                                MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                   PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                  APPLY*
-----------------------------------    ----------------------       -------------------------------------     -----------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.

NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving joint owner.       receive a distribution.

SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to continue      Yes
THE ANNUITANT)                         owner.                       the Contract.

SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or, if none, to the          the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to continue the contract
                                                                    and instruct the Company to pay the
                                                                    beneficiary, who may elect to
                                                                    continue the Contract.

ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner. If the       receive the distribution.
                                       Contract Owner is not
                                       living, then to the          But, if there is a Contingent
                                       surviving joint owner.       Annuitant, then the Contingent
                                       If none, then to the         Annuitant becomes the Annuitant and
                                       Contract Owner's estate.     the Contract continues in effect
                                                                    (generally using the original
                                                                    Maturity Date). The proceeds will
                                                                    then be paid upon the death of the
                                                                    Contingent Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the Annuitant" above.

                                                                                                                MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                   PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                  APPLY*
-----------------------------------    ----------------------       -------------------------------------     -----------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies)                                                  Yes (Death of
NONNATURAL OWNER/TRUST)                or if none, to the                                                     Annuitant is
                                       owner.                                                                 treated as death
                                                                                                              of the owner in
                                                                                                              these
                                                                                                              circumstances.)

CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.

BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

                               QUALIFIED CONTRACTS

                                                                                                                MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                   PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                  APPLY*
-----------------------------------    ----------------------       -------------------------------------     -----------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive a distribution.

BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

--------------
* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments.

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

                              AVAILABLE GMWB RIDERS

NAME OF RIDER:                              GMWB I                   GMWB II                           GMWB III
--------------                              ------                   -------                           --------
ALSO CALLED:                Principal                          Principal                        Principal
                            Guarantee                          Guarantee                        Guarantee Value


AVAILABILITY:               Not available for purchase on      Available on or after March      Available on or after March
                            or after March 28, 2005, unless    28, 2005 if approved in your     28, 2005 if approved in your
                            GMWB II is not approved in your    state                            state
                            state

You may elect a GMWB rider only at the time of your initial purchase of the Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                            GMWB I              GMWB II           GMWB III
                                                                            ------              -------           --------
If you make your first withdrawal BEFORE the 3rd anniversary after
you purchase GMWB:                                                         5% of RBB           5% of RBB         5% of RBB
If you make your first withdrawal AFTER the 3rd anniversary after
you purchase GMWB:                                                        10% of RBB          10% of RBB         5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                 ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
                                 ------------------------------                        ------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                 AWB (5%)          VALUE             RBB              AWB (5%)
                        -----             ---                 --------          -----             ---              --------
VALUES AS OF
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
IMMEDIATELY PRIOR
TO WITHDRAWAL         $110,000          $100,000              $5,000          $ 90,000        $100,000             $5,000
PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 x (1-         N/A           (100,000            [5,000 x
REDUCTION (PWR)                    x 10,000/110,000)=    90,000/100,000)]=                x 10,000/90,000)=   (1-88,889/100,000)]=
                                         9,091                  500                            $ 11,111            $  556
GREATER OF PWR OR                       $10,000                                                $ 11,111
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>9,091)                                        (11,111>10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $ 10,000         $ 11,111            $  556
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $100,000          $90,000               $4,500          $ 80,000         $ 88,889            $4,444

                          WITHDRAWAL EXAMPLE FOR GMWB I

                                 ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
                                 ------------------------------                        ------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                 AWB (5%)          VALUE             RBB              AWB (5%)
                        -----             ---                 --------          -----             ---              --------
VALUES AS OF
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
IMMEDIATELY PRIOR
TO WITHDRAWAL         $110,000          $100,000              $5,000          $ 90,000        $100,000             $5,000
IMMEDIATELY AFTER     $100,000          $90,909               $4,545          $ 80,000        $ 88,889             $4,444
WITHDRAWAL
                                  [100,000 - (100,000         [(5,000                        [100,000 -           [5,000 x
                                   x10,000/110,000)]     x90,909/100,000)]                    (100,000       (88,889/100,000)]
                                                                                          x10,000/90,000)]
CHANGE IN VALUE       $ 10,000           $9,091                $455           $ 10,000        $ 11,111             $  556
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

                  -     a qualified retirement plan (Code Section 401),

                  -     a tax-sheltered annuity (Code Section 403(b)),

                  -     an individual retirement account (Code Sections 408(a)),

                  - an individual retirement annuity (Code Section 408(b)), or

                  -     a qualified deferred compensation plan (Code Section
                        457).

      Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation
      Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so, we will provide you with asset allocation requirements and we also reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.

                              GMWB I              GMWB II           GMWB III
                              ------              -------           --------
Current Annual Charge          0.40%               0.50%             0.25%
Maximum Annual Charge          1.00%               1.00%              N/A
After a Reset

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                       GMWB I                          GMWB II                         GMWB III
                                       ------                          -------                         --------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary
ANNUAL CHARGE                           0.40%                           0.50%                           0.25%
RESET                                    Yes                             Yes                              No
CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase
INVESTMENT RESTRICTIONS                  No                              Yes                             Yes
WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us). (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90th birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See Annuity Options.)

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Contract Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payment for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                       MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets;

or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                              THE SEPARATE ACCOUNTS

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account TM and Separate Account TM II, respectively. Both Separate Account TM and Separate Account TM II were established on November 5, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account TM and Separate Account TM II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

HURRICANE RELIEF

LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma, whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

      -     a non-taxable return of your purchase payment; or

      -     a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION

Marquis Portfolios is a service mark of Citigroup Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The

Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Contract Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

            METLIFE OF CT SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.

                                              SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------    ----------------
   Capital Appreciation Fund (7/05).........................   2005        1.039           1.144                 128,476

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        0.774           0.804                  30,054
                                                               2004        0.745           0.774                  31,129
                                                               2003        0.606           0.745                  56,892
                                                               2002        0.883           0.606                  71,514
                                                               2001        1.000           0.883                  41,391

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/01)...........................................   2005        1.004           1.032                 704,137
                                                               2004        0.918           1.004                 568,262
                                                               2003        0.706           0.918                 576,419
                                                               2002        0.924           0.706                 451,412
                                                               2001        1.000           0.924                 393,635

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (5/01)...........................................   2005        0.750           0.847                 451,690
                                                               2004        0.704           0.750                 346,138
                                                               2003        0.580           0.704                 382,496
                                                               2002        0.854           0.580                 254,433
                                                               2001        1.000           0.854                  46,304

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)...............  2005        1.443           1.618                 870,339
                                                               2004        1.293           1.443                 387,322
                                                               2003        1.000           1.293                   8,352

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------    ----------------
   Growth Fund -- Class 2 Shares (5/03)......................  2005        1.378           1.574             1,714,224
                                                               2004        1.246           1.378               587,785
                                                               2003        1.000           1.246                72,456

   Growth-Income Fund -- Class 2 Shares
   (5/03)....................................................  2005        1.357           1.412             2,602,261
                                                               2004        1.251           1.357             1,201,533
                                                               2003        1.000           1.251               157,374

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets
   Portfolio (7/98)..........................................  2005        1.348           1.695               104,930
                                                               2004        1.097           1.348               124,849
                                                               2003        0.781           1.097               151,321
                                                               2002        0.898           0.781               199,865
                                                               2001        1.012           0.898               197,721
                                                               2000        1.503           1.012               172,677
                                                               1999        0.843           1.503                30,889
                                                               1998        1.000           0.843                27,219

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/98).........  2005        2.216           2.335               686,665
                                                               2004        1.716           2.216               623,854
                                                               2003        1.302           1.716               471,982
                                                               2002        1.267           1.302               497,132
                                                               2001        1.185           1.267               306,300
                                                               2000        0.917           1.185               203,266
                                                               1999        0.958           0.917                30,843
                                                               1998        1.000           0.958                13,403

   Delaware VIP Small Cap Value Series -- Standard
   Class (11/98)............................................   2005        1.859           2.000               504,268
                                                               2004        1.556           1.859               384,332
                                                               2003        1.115           1.556               265,517
                                                               2002        1.201           1.115               266,573
                                                               2001        1.093           1.201               188,264
                                                               2000        0.940           1.093                79,165
                                                               1999        1.005           0.940                37,900
                                                               1998        1.000           1.005                 5,244

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------    ----------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial
   Shares (8/98)............................................   2005        1.038           1.065               723,871
                                                               2004        1.005           1.038               659,169
                                                               2003        0.844           1.005               654,363
                                                               2002        1.030           0.844               664,780
                                                               2001        1.156           1.030               897,310
                                                               2000        1.183           1.156               820,955
                                                               1999        1.080           1.183               404,436
                                                               1998        1.000           1.080                69,574

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (9/98)............................................   2005        1.392           1.448               474,653
                                                               2004        1.272           1.392               516,103
                                                               2003        0.982           1.272               387,968
                                                               2002        1.235           0.982               459,177
                                                               2001        1.339           1.235               699,418
                                                               2000        1.202           1.339               529,777
                                                               1999        0.992           1.202               175,277
                                                               1998        1.000           0.992                90,951

Franklin Templeton Variable Insurance Products Trust
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (12/98)...........................................   2005        1.302           1.342               579,129
                                                               2004        1.188           1.302               489,316
                                                               2003        0.881           1.188               307,364
                                                               2002        1.256           0.881               280,424
                                                               2001        1.508           1.256               266,271
                                                               2000        1.837           1.508               314,051
                                                               1999        1.072           1.837                24,048
                                                               1998        1.000           1.072                10,667

   Mutual Shares Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.149           1.249               400,074
                                                               2004        1.037           1.149               243,327
                                                               2003        0.843           1.037               134,393
                                                               2002        1.000           0.843                37,702

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (7/98)............................................   2005        1.678           2.102               445,777
                                                               2004        1.368           1.678               245,940

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------    ----------------
   Templeton Developing Markets Securities Fund -- Class 2      2003        0.910           1.368               150,724
   Shares  (continued)......................................
                                                               2002        0.927           0.910               126,277
                                                               2001        1.025           0.927               511,294
                                                               2000        1.535           1.025                93,827
                                                               1999        1.018           1.535                32,333
                                                               1998        1.000           1.018                12,791

   Templeton Foreign Securities Fund -- Class 2
   Shares (8/98)............................................   2005        1.087           1.178             2,763,542
                                                               2004        0.933           1.087             1,513,512
                                                               2003        0.718           0.933               665,962
                                                               2002        0.896           0.718               625,285
                                                               2001        1.086           0.896             1,313,320
                                                               2000        1.131           1.086               546,405
                                                               1999        0.934           1.131               167,939
                                                               1998        1.000           0.934                70,695

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................   2005        0.996           1.021             1,648,529
                                                               2004        0.931           0.996             1,182,369
                                                               2003        0.760           0.931               792,934
                                                               2002        0.938           0.760               496,262
                                                               2001        1.000           0.938               127,985

   Fundamental Value Portfolio (5/01).......................   2005        1.031           1.062             1,053,476
                                                               2004        0.969           1.031             1,197,301
                                                               2003        0.711           0.969             1,080,865
                                                               2002        0.919           0.711             1,151,580
                                                               2001        1.000           0.919               713,749

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00).....   2005        0.737           0.813               330,767
                                                               2004        0.672           0.737               354,849
                                                               2003        0.553           0.672               382,550
                                                               2002        0.719           0.553               432,929
                                                               2001        0.846           0.719               599,469
                                                               2000        1.000           0.846               466,649

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------    ----------------
   International Growth Portfolio -- Service Shares
   (5/00)...................................................   2005        0.667           0.865               521,824
                                                               2004        0.571           0.667               605,464
                                                               2003        0.432           0.571               630,837
                                                               2002        0.592           0.432               716,213
                                                               2001        0.786           0.592               976,826
                                                               2000        1.000           0.786               449,819

   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        0.443           0.488               946,565
                                                               2004        0.374           0.443             1,144,935
                                                               2003        0.282           0.374             1,055,017
                                                               2002        0.399           0.282               887,901
                                                               2001        0.673           0.399               908,056
                                                               2000        1.000           0.673               465,042

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.506           1.540                44,541
                                                               2004        1.333           1.506                17,197
                                                               2003        1.000           1.333                 1,000

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.376           1.396               935,694
                                                               2004        1.242           1.376               534,636
                                                               2003        1.000           1.242               112,725

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.533           1.631               791,123
                                                               2004        1.257           1.533               482,477
                                                               2003        1.000           1.257                88,446

Met Investors Series Trust
   Legg Mason Value Equity Portfolio -- Class B (11/05).....   2005        0.999           1.045                60,702

   Lord Abbett Growth and Income Portfolio --
   Class B (11/05)..........................................   2005        1.016           1.025                28,562

   Lord Abbett Growth Opportunities Portfolio --
   Class B (11/05)..........................................   2005        1.026           1.033                 8,696

   Lord Abbett Mid-Cap Value Portfolio -- Class B
   (11/05)..................................................   2005        1.004           1.035                24,926

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------    ----------------
   MFS(R) Research International Portfolio --
   Class B (11/05)..........................................   2005        1.004           1.061                 4,151

   Neuberger Berman Real Estate Portfolio --
   Class B (11/05)..........................................   2005        1.038           1.075                 3,960

   PIMCO Inflation Protected Bond Portfolio --
   Class B (11/05)..........................................   2005        0.995           1.000                52,393

   PIMCO Total Return Portfolio -- Class B (11/05)..........   2005        0.996           1.012                26,343

   Van Kampen Comstock Portfolio -- Class B (11/05).........   2005        1.000           1.010                    --

Metropolitan Series Fund
   Salomon Brothers U.S. Government Portfolio --
   Class B (11/05)..........................................   2005        1.000           1.005                    --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/05).....   2005        1.000           0.994               494,109

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.200           1.208             6,654,978
                                                               2004        1.164           1.200             7,791,823
                                                               2003        1.127           1.164             5,776,342
                                                               2002        1.051           1.127             1,826,598
                                                               2001        1.000           1.051               725,154

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB
   Shares (5/01)............................................   2005        0.764           0.806                 3,680
                                                               2004        0.723           0.764                53,209
                                                               2003        0.557           0.723                53,217
                                                               2002        0.804           0.557                 7,755
                                                               2001        1.000           0.804                 8,517

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.000           1.103               143,761
                                                               2004        0.875           1.000               172,198
                                                               2003        0.693           0.875               189,560
                                                               2002        0.856           0.693               164,372
                                                               2001        1.000           0.856               747,912

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------    ----------------
   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.594           1.677               180,792
                                                               2004        1.284           1.594               187,525
                                                               2003        0.873           1.284               204,137
                                                               2002        1.086           0.873               249,544
                                                               2001        1.000           1.086                89,952

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01)...........................   2005        1.010           1.034               346,873
                                                               2004        0.949           1.010               403,064
                                                               2003        0.694           0.949               345,342
                                                               2002        0.942           0.694               366,681
                                                               2001        1.000           0.942               159,718

   High Yield Bond Fund -- Class I (11/05)..................   2005        1.004           1.012                    --

   Investors Fund -- Class I (10/98)........................   2005        1.298           1.359               979,813
                                                               2004        1.196           1.298               923,416
                                                               2003        0.919           1.196               702,541
                                                               2002        1.215           0.919               700,557
                                                               2001        1.289           1.215               972,771
                                                               2000        1.138           1.289               415,791
                                                               1999        1.036           1.138               310,855
                                                               1998        1.000           1.036                24,856

   Small Cap Growth Fund -- Class I (11/05).................   2005        1.000           1.036                 5,126

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)..........   2005        0.994           0.975               392,894
                                                               2004        0.978           0.994               193,238
                                                               2003        0.806           0.978                33,176
                                                               2002        1.000           0.806                17,892

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (5/04).............................................   2005        1.045           1.081             1,464,096
                                                               2004        1.000           1.045               928,160

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (5/04).........................................   2005        1.072           1.123             1,401,227
                                                               2004        1.000           1.072             1,325,184

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------    ----------------
   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (5/04).............................................   2005        1.039           1.058               385,845
                                                               2004        1.000           1.039               108,803

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/98)................   2005        0.992           1.061               627,773
                                                               2004        0.948           0.992               687,530
                                                               2003        0.746           0.948               715,425
                                                               2002        0.996           0.746               760,548
                                                               2001        1.329           0.996               983,621
                                                               2000        1.509           1.329             1,113,516
                                                               1999        1.074           1.509               160,182
                                                               1998        1.000           1.074                13,025

   Disciplined Mid Cap Stock Portfolio (8/98)...............   2005        1.687           1.864                84,084
                                                               2004        1.473           1.687                91,581
                                                               2003        1.120           1.473               103,531
                                                               2002        1.330           1.120               132,421
                                                               2001        1.410           1.330               243,418
                                                               2000        1.229           1.410               249,527
                                                               1999        1.102           1.229               130,522
                                                               1998        1.000           1.102                25,371

   Equity Income Portfolio (5/03)...........................   2005        1.338           1.374               633,843
                                                               2004        1.239           1.338               497,455
                                                               2003        1.000           1.239               139,742

   Federated High Yield Portfolio (5/02)....................   2005        1.275           1.286               767,031
                                                               2004        1.175           1.275             1,897,500
                                                               2003        0.976           1.175             1,614,932
                                                               2002        1.000           0.976                60,502

   Large Cap Portfolio (8/98)...............................   2005        0.951           1.017             1,574,468
                                                               2004        0.908           0.951             1,694,016
                                                               2003        0.741           0.908             1,814,849
                                                               2002        0.976           0.741             1,836,295
                                                               2001        1.201           0.976             2,241,811
                                                               2000        1.429           1.201             1,915,349
                                                               1999        1.124           1.429               609,907
                                                               1998        1.000           1.124                43,623

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------    ----------------
   Mercury Large Cap Core Portfolio (11/98).................   2005        0.891           0.981               494,042
                                                               2004        0.782           0.891               514,249
                                                               2003        0.656           0.782               512,563
                                                               2002        0.892           0.656               562,002
                                                               2001        1.170           0.892               735,283
                                                               2000        1.260           1.170               679,947
                                                               1999        1.036           1.260               356,534
                                                               1998        1.000           1.036                99,898

   MFS(R) Emerging Growth Portfolio (5/01)..................   2005        0.737           0.715                    --
                                                               2004        0.665           0.737                68,436
                                                               2003        0.523           0.665                74,663
                                                               2002        0.810           0.523                76,383
                                                               2001        1.000           0.810                11,170

   MFS(R) Mid Cap Growth Portfolio (5/00)...................   2005        0.558           0.565             2,083,424
                                                               2004        0.497           0.558             1,593,544
                                                               2003        0.369           0.497             1,381,403
                                                               2002        0.734           0.369             1,305,919
                                                               2001        0.978           0.734             1,053,178
                                                               2000        1.000           0.978               538,431

   MFS(R) Total Return Portfolio (11/05)....................   2005        1.000           1.010                 4,674

   MFS(R) Value Portfolio (11/98)...........................   2005        1.321           1.383             1,083,179
                                                               2004        1.159           1.321               882,958
                                                               2003        0.946           1.159               766,211
                                                               2002        1.108           0.946               639,840
                                                               2001        1.116           1.108               342,122
                                                               2000        1.017           1.116               255,805
                                                               1999        0.985           1.017               129,620
                                                               1998        1.000           0.985                27,741

   Mondrian International Stock Portfolio (7/98)............   2005        0.859           0.925             2,039,500
                                                               2004        0.755           0.859             1,718,286
                                                               2003        0.597           0.755             1,216,746
                                                               2002        0.698           0.597             1,133,471
                                                               2001        0.962           0.698             1,929,050
                                                               2000        1.104           0.962             1,100,451
                                                               1999        0.923           1.104               358,549
                                                               1998        1.000           0.923               152,201

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------    ----------------
   Pioneer Fund Portfolio (5/03)............................   2005        1.327           1.383               405,803
                                                               2004        1.214           1.327               303,413
                                                               2003        1.000           1.214               178,212

   Pioneer Mid Cap Value Portfolio (5/05)...................   2005        1.017           1.086               145,181

   Strategic Equity Portfolio (5/01)........................   2005        0.753           0.756               144,690
                                                               2004        0.695           0.753               152,652
                                                               2003        0.533           0.695               154,967
                                                               2002        0.817           0.533                69,419
                                                               2001        1.000           0.817                27,956

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.141                30,055

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.010           1.106                 6,201

   Travelers Managed Income Portfolio (7/98)................   2005        1.193           1.189             6,438,682
                                                               2004        1.179           1.193             5,880,173
                                                               2003        1.106           1.179             5,337,288
                                                               2002        1.101           1.106             2,627,482
                                                               2001        1.049           1.101             2,644,089
                                                               2000        0.989           1.049             2,026,569
                                                               1999        0.997           0.989               841,369
                                                               1998        1.000           0.997               163,644

   U.S. Government Securities Portfolio (8/98)..............   2005        1.359           1.394             1,318,441
                                                               2004        1.302           1.359             1,278,104
                                                               2003        1.289           1.302             1,476,680
                                                               2002        1.154           1.289             1,518,786
                                                               2001        1.109           1.154             1,138,946
                                                               2000        0.986           1.109               753,531
                                                               1999        1.046           0.986               455,487
                                                               1998        1.000           1.046               167,258

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (5/04)............................................   2005        0.995           1.002               176,425
                                                               2004        1.000           0.995               149,266

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------    ----------------
Smith Barney Aggressive Growth Portfolio (5/00)..........      2005        0.910           0.999             2,103,668
                                                               2004        0.842           0.910             1,558,807
                                                               2003        0.637           0.842             1,265,821
                                                               2002        0.961           0.637             1,499,808
                                                               2001        1.019           0.961             1,288,105
                                                               2000        1.000           1.019               525,230

Smith Barney High Income Portfolio (8/98)................      2005        1.061           1.070             1,491,933
                                                               2004        0.977           1.061             3,129,418
                                                               2003        0.779           0.977             2,600,507
                                                               2002        0.819           0.779               925,354
                                                               2001        0.866           0.819             1,067,254
                                                               2000        0.958           0.866               784,035
                                                               1999        0.949           0.958               467,863
                                                               1998        1.000           0.949                99,255

Smith Barney Large Capitalization Growth Portfolio (8/98)      2005        1.248           1.291             2,736,771
                                                               2004        1.265           1.248             3,045,469
                                                               2003        0.872           1.265             2,557,681
                                                               2002        1.179           0.872             2,604,167
                                                               2001        1.371           1.179             2,813,671
                                                               2000        1.498           1.371             2,125,193
                                                               1999        1.165           1.498               980,806
                                                               1998        1.000           1.165               222,326

Smith Barney Mid Cap Core Portfolio (5/01)...............      2005        1.031           1.098               588,480
                                                               2004        0.949           1.031               554,328
                                                               2003        0.744           0.949               428,902
                                                               2002        0.936           0.744               334,013
                                                               2001        1.000           0.936               256,409

Smith Barney Money Market Portfolio (9/98)...............      2005        1.084           1.096             9,272,421
                                                               2004        1.093           1.084             1,951,343
                                                               2003        1.105           1.093             1,317,789
                                                               2002        1.109           1.105            10,584,421
                                                               2001        1.088           1.109             1,314,594
                                                               2000        1.044           1.088               407,508
                                                               1999        1.013           1.044               241,033
                                                               1998        1.000           1.013               157,837

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------    ----------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)......   2005        0.706           0.747               64,141
                                                               2004        0.672           0.706               48,993
                                                               2003        0.538           0.672               67,928
                                                               2002        0.813           0.538               69,091
                                                               2001        1.000           0.813               45,563

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.094           1.128              198,590
                                                               2004        0.962           1.094              193,329
                                                               2003        0.689           0.962              123,215
                                                               2002        0.943           0.689               63,778
                                                               2001        1.000           0.943               42,468

Variable Insurance Products Fund
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.512           1.755              716,417
                                                               2004        1.234           1.512              485,621
                                                               2003        0.908           1.234              338,408
                                                               2002        1.026           0.908              428,077
                                                               2001        1.000           1.026              122,335

Wells Fargo Variable Trust
   Wells Fargo Advantage Multi Cap Value Fund (11/98).......   2005        1.266           1.450               95,037
                                                               2004        1.103           1.266              123,972
                                                               2003        0.811           1.103              137,594
                                                               2002        1.073           0.811              139,192
                                                               2001        1.048           1.073              186,167
                                                               2000        0.989           1.048              183,365
                                                               1999        1.035           0.989               40,237
                                                               1998        1.000           1.035               21,778

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------    ----------------
   Capital Appreciation Fund (7/05).........................   2005        1.038           1.138                   --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.144           1.177                   --
                                                               2004        1.110           1.144                   --
                                                               2003        1.000           1.110                   --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/01)...........................................   2005        1.211           1.234               46,161
                                                               2004        1.118           1.211                   --
                                                               2003        1.000           1.118                   --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (5/01)...........................................   2005        1.151           1.288              151,196
                                                               2004        1.091           1.151                   --
                                                               2003        1.000           1.091                   --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............   2005        1.310           1.457               73,496
                                                               2004        1.185           1.310                   --
                                                               2003        1.000           1.185                   --

   Growth Fund -- Class 2 Shares (5/03).....................   2005        1.257           1.423              526,408
                                                               2004        1.147           1.257                   --
                                                               2003        1.000           1.147                   --

   Growth-Income Fund -- Class 2 Shares (5/03)..............   2005        1.231           1.269              352,692
                                                               2004        1.144           1.231                   --
                                                               2003        1.000           1.144                   --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)....   2005        1.486           1.853                   --
                                                               2004        1.221           1.486                   --
                                                               2003        1.000           1.221                   --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/98).........   2005        1.460           1.525              71,894
                                                               2004        1.141           1.460                   --
                                                               2003        1.000           1.141                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------    ----------------
   Delaware VIP Small Cap Value Series -- Standard
   Class (11/98)............................................   2005        1.403           1.496               62,180
                                                               2004        1.186           1.403                   --
                                                               2003        1.000           1.186                   --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial
   Shares (8/98)............................................   2005        1.136           1.155               11,872
                                                               2004        1.110           1.136                   --
                                                               2003        1.000           1.110                   --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (9/98)............................................   2005        1.243           1.282                   --
                                                               2004        1.146           1.243                   --
                                                               2003        1.000           1.146                   --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (12/98)...........................................   2005        1.293           1.320                  839
                                                               2004        1.190           1.293                   --
                                                               2003        1.000           1.190                   --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.224           1.318               52,617
                                                               2004        1.115           1.224                   --
                                                               2003        1.000           1.115                   --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (7/98)............................................   2005        1.531           1.901              153,735
                                                               2004        1.260           1.531                   --
                                                               2003        1.000           1.260                   --

   Templeton Foreign Securities Fund -- Class 2
    Shares (8/98)...........................................   2005        1.355           1.454              284,612
                                                               2004        1.173           1.355                   --
                                                               2003        1.000           1.173                   --

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................   2005        1.184           1.203              186,912
                                                               2004        1.117           1.184                   --
                                                               2003        1.000           1.117                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------    ----------------
   Fundamental Value Portfolio (5/01).......................   2005        1.230           1.256               24,617
                                                               2004        1.166           1.230                   --
                                                               2003        1.000           1.166                   --

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00).....   2005        1.219           1.332                   --
                                                               2004        1.120           1.219                   --
                                                               2003        1.000           1.120                   --

   International Growth Portfolio -- Service Shares
   (5/00)...................................................   2005        1.409           1.811                   --
                                                               2004        1.218           1.409                   --
                                                               2003        1.000           1.218                   --

   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.337           1.460                   --
                                                               2004        1.139           1.337                   --
                                                               2003        1.000           1.139                   --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.310           1.328               16,210
                                                               2004        1.171           1.310                   --
                                                               2003        1.000           1.171                   --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.249           1.257               70,733
                                                               2004        1.138           1.249                   --
                                                               2003        1.000           1.138                   --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.394           1.470               78,001
                                                               2004        1.153           1.394                   --
                                                               2003        1.000           1.153                   --

Met Investors Series Trust
   Legg Mason Value Equity Portfolio -- Class B (11/05).....   2005        0.999           1.043              172,285

   Lord Abbett Growth and Income Portfolio -- Class B
   (11/05)..................................................   2005        1.016           1.024                   --

   Lord Abbett Growth Opportunities Portfolio --
   Class B (11/05)..........................................   2005        1.025           1.032               31,138

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------    ----------------
   Lord Abbett Mid-Cap Value Portfolio -- Class B
   (11/05)..................................................   2005        1.004           1.034                20,091

   MFS(R) Research International Portfolio -- Class B
   (11/05)..................................................   2005        1.004           1.059                15,823

   Neuberger Berman Real Estate Portfolio -- Class B
   (11/05)..................................................   2005        1.038           1.074                 4,461

   PIMCO Inflation Protected Bond Portfolio --
   Class B (11/05)..........................................   2005        0.995           0.999                91,297

   PIMCO Total Return Portfolio -- Class B (11/05)..........   2005        0.996           1.011                90,616

   Van Kampen Comstock Portfolio -- Class B (11/05).........   2005        1.000           1.009                14,249

Metropolitan Series Fund
   Salomon Brothers U.S. Government Portfolio --
   Class B (11/05)..........................................   2005        1.000           1.004                26,977

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/05).....   2005        1.000           0.988                67,374

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.045           1.043               773,105
                                                               2004        1.022           1.045                    --
                                                               2003        1.000           1.022                    --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.178           1.231                    --
                                                               2004        1.124           1.178                    --
                                                               2003        1.000           1.124                    --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.334           1.458                    --
                                                               2004        1.178           1.334                    --
                                                               2003        1.000           1.178                    --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.517           1.582                16,485
                                                               2004        1.234           1.517                    --
                                                               2003        1.000           1.234                    --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------    ----------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01)...........................   2005        1.232           1.249                   --
                                                               2004        1.168           1.232                   --
                                                               2003        1.000           1.168                   --

   High Yield Bond Fund -- Class I (11/05)..................   2005        1.004           1.011                   --

   Investors Fund -- Class I (10/98).........................  2005        1.231           1.278               44,987
                                                               2004        1.145           1.231                   --
                                                               2003        1.000           1.145                   --

   Small Cap Growth Fund -- Class I (11/05).................   2005        1.000           1.035               42,669

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)..........   2005        1.107           1.077               13,546
                                                               2004        1.099           1.107                   --
                                                               2003        1.000           1.099                   --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (5/04).............................................   2005        1.039           1.065              156,010
                                                               2004        1.000           1.039                   --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (5/04).........................................   2005        1.066           1.106              119,113
                                                               2004        1.000           1.066                   --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (5/04).............................................   2005        1.033           1.042               28,244
                                                               2004        1.000           1.033                   --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/98)................   2005        1.177           1.247                   --
                                                               2004        1.134           1.177                   --
                                                               2003        1.000           1.134                   --

   Disciplined Mid Cap Stock Portfolio (8/98)...............   2005        1.327           1.454                   --
                                                               2004        1.170           1.327                   --
                                                               2003        1.000           1.170                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------    ----------------
Equity Income Portfolio (5/03)...........................      2005        1.210           1.232                74,651
                                                               2004        1.130           1.210                    --
                                                               2003        1.000           1.130                    --

Federated High Yield Portfolio (5/02)....................      2005        1.171           1.170                33,324
                                                               2004        1.089           1.171                    --
                                                               2003        1.000           1.089                    --

Large Cap Portfolio (8/98)...............................      2005        1.164           1.232                 6,431
                                                               2004        1.121           1.164                    --
                                                               2003        1.000           1.121                    --

Mercury Large Cap Core Portfolio (11/98).................      2005        1.228           1.341                55,880
                                                               2004        1.087           1.228                    --
                                                               2003        1.000           1.087                    --

MFS(R) Emerging Growth Portfolio (5/01)..................      2005        1.212           1.174                    --
                                                               2004        1.103           1.212                    --
                                                               2003        1.000           1.103                    --

MFS(R) Mid Cap Growth Portfolio (5/00)...................      2005        1.256           1.261                76,921
                                                               2004        1.130           1.256                    --
                                                               2003        1.000           1.130                    --

MFS(R) Total Return Portfolio (11/05)....................      2005        1.000           1.009                    --

MFS(R) Value Portfolio (11/98)...........................      2005        1.290           1.338                39,417
                                                               2004        1.141           1.290                    --
                                                               2003        1.000           1.141                    --

Mondrian International Stock Portfolio (7/98)............      2005        1.304           1.392                70,538
                                                               2004        1.156           1.304                    --
                                                               2003        1.000           1.156                    --

Pioneer Fund Portfolio (5/03)............................      2005        1.218           1.258                17,208
                                                               2004        1.125           1.218                    --
                                                               2003        1.000           1.125                    --

Pioneer Mid Cap Value Portfolio (5/05)...................      2005        1.016           1.080               167,456

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------    ----------------
   Strategic Equity Portfolio (5/01)........................   2005        1.197           1.190                   --
                                                               2004        1.114           1.197                   --
                                                               2003        1.000           1.114                   --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.134               51,299

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.009           1.100               50,690

   Travelers Managed Income Portfolio (7/98)................   2005        1.029           1.017              353,530
                                                               2004        1.027           1.029                   --
                                                               2003        1.000           1.027                   --

   U.S. Government Securities Portfolio (8/98)..............   2005        1.058           1.076               77,547
                                                               2004        1.023           1.058                   --
                                                               2003        1.000           1.023                   --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (5/04)............................................   2005        0.989           0.987                7,925
                                                               2004        1.000           0.989                   --

   Smith Barney Aggressive Growth Portfolio (5/00)..........   2005        1.214           1.321              230,488
                                                               2004        1.134           1.214                   --
                                                               2003        1.000           1.134                   --

   Smith Barney High Income Portfolio (8/98)................   2005        1.183           1.183               26,079
                                                               2004        1.099           1.183                   --
                                                               2003        1.000           1.099                   --

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2005        1.140           1.169               99,630
                                                               2004        1.166           1.140                   --
                                                               2003        1.000           1.166                   --

   Smith Barney Mid Cap Core Portfolio (5/01)...............   2005        1.244           1.313               49,631
                                                               2004        1.156           1.244                   --
                                                               2003        1.000           1.156                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------    ----------------
   Smith Barney Money Market Portfolio (9/98)...............   2005        0.975           0.977              109,044
                                                               2004        0.992           0.975                   --
                                                               2003        1.000           0.992                   --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)......   2005        1.157           1.214                8,539
                                                               2004        1.112           1.157                   --
                                                               2003        1.000           1.112                   --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.388           1.419               46,984
                                                               2004        1.232           1.388                   --
                                                               2003        1.000           1.232                   --

Variable Insurance Products Fund
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.452           1.670               55,635
                                                               2004        1.195           1.452                   --
                                                               2003        1.000           1.195                   --

Wells Fargo Variable Trust
   Wells Fargo Advantage Multi Cap Value Fund (11/98).......   2005        1.361           1.545                   --
                                                               2004        1.196           1.361                   --
                                                               2003        1.000           1.196                   --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/11/2005: Strong Multi Cap Value Fund II changed its name to Wells Fargo Advantage Multi Cap Value Fund.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund -- Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio -- Class B, and is no longer available as a funding option.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Janus Aspen Series: International Growth Portfolio -- Service Shares -- is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Strong Variable insurance Funds, Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners.

The Travelers Series Trust: Disciplined Mid Cap Stock Portfolio is no longer available to new contract owners.

AIM V.I. Premier Equity Fund is no longer available to new contract owners.

AllianceBerstein Growth and Income Portfolio -- Class B is no longer available to new contract owners.

AllianceBerstein Large Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Credit Suisse Emerging Markets Portfolio is no longer available to new contract owners.

Delaware VIP REIT Series is no longer available to new contract owners.

Delaware VIP Small Cap Value Series is no longer available to new contract owners.

Dreyfus VIF Appreciation Portfolio is no longer available to new contract owners.

Dreyfus VIF Developing Leaders Porfolio is no longer available to new contract owners.

Fidelity VIP Mid Cap Portfolio -- Service Class 2 is no longer available to new contract owners.

Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares is no longer available to new contract owners.

Lord Abbett Growth and Income Portfolio is no longer available to new contract owners.

Lord Abbett Mid-Cap Value Portfolio is no longer available to new contract owners.

MFS(R) Mid Cap Growth Portfolio is no longer available to new contract owners.

Mondrian International Stock Portfolio is no longer available to new contract owners.

Multiple Discipline Portfolio -- Global All Cap Growth and Value is no longer available to new contract owners.

PIMCO VIT Total Return Portfolio -- Administrative Class is no longer available to new contract owners.

PIMCO VIT Real Return Portfolio -- Administrative Class is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Small Cap Value Fund -- Class IB Shares is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund -- Class I is no longer available to new contract owners.

SB Adjustable Rate Income Portfolio is no longer available to new contract owners.

Smith Barney High Income Portfolio is no longer available to new contract owners.

Smith Barney Mid Cap Core Portfolio is no longer available to new contract owners.

Smith Barney Small Cap Growth opportunities Portfolio is no longer available to new contract owners.

Strategic Equity Portfolio (Fidelity) is no longer available to new contract owners.

Wells Fargo Advantage Multi Cap Value Fund is no longer available to new contract owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

           METLIFE OF CT SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------    ----------------
   Capital Appreciation Fund (5/05).........................   2005        1.000           1.144               82,050

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        0.774           0.804              673,244
                                                               2004        0.745           0.774              803,813
                                                               2003        0.606           0.745              936,508
                                                               2002        0.883           0.606              886,637
                                                               2001        1.000           0.883              388,401

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/01)...........................................   2005        1.004           1.032            4,844,668
                                                               2004        0.918           1.004            5,765,024
                                                               2003        0.706           0.918            6,400,024
                                                               2002        0.924           0.706            6,384,732
                                                               2001        1.000           0.924            3,476,961

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (5/01)...........................................   2005        0.750           0.847            1,936,366
                                                               2004        0.704           0.750            1,779,967
                                                               2003        0.580           0.704            1,916,658
                                                               2002        0.854           0.580            1,707,293
                                                               2001        1.000           0.854            1,538,779

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............   2005        1.443           1.618            1,735,320
                                                               2004        1.293           1.443            1,235,681
                                                               2003        1.000           1.293              412,281

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------    ----------------
   Growth Fund -- Class 2 Shares (5/03).....................   2005        1.378           1.574            5,141,825
                                                               2004        1.246           1.378            4,017,815
                                                               2003        1.000           1.246            2,140,832

   Growth-Income Fund -- Class 2 Shares (5/03)..............   2005        1.357           1.412            6,864,596
                                                               2004        1.251           1.357            6,571,577
                                                               2003        1.000           1.251            2,718,996

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)....   2005        1.348           1.695            1,369,349
                                                               2004        1.097           1.348            1,864,234
                                                               2003        0.781           1.097            2,272,993
                                                               2002        0.898           0.781            2,672,774
                                                               2001        1.012           0.898            3,008,083
                                                               2000        1.503           1.012            2,838,716
                                                               1999        0.843           1.503            1,105,585
                                                               1998        1.000           0.843              617,918

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/98)........   2005        2.216           2.335            3,143,190
                                                               2004        1.716           2.216            3,952,961
                                                               2003        1.302           1.716            4,795,634
                                                               2002        1.267           1.302            5,233,628
                                                               2001        1.185           1.267            4,636,847
                                                               2000        0.917           1.185            4,076,268
                                                               1999        0.958           0.917            2,708,375
                                                               1998        1.000           0.958            1,203,931

   Delaware VIP Small Cap Value Series -- Standard
   Class (11/98)............................................   2005        1.859           2.000            3,513,199
                                                               2004        1.556           1.859            4,234,644
                                                               2003        1.115           1.556            4,953,948
                                                               2002        1.201           1.115            4,836,885
                                                               2001        1.093           1.201            4,355,639
                                                               2000        0.940           1.093            3,452,988
                                                               1999        1.005           0.940            2,494,324
                                                               1998        1.000           1.005              997,680

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------    ----------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial
   Shares (8/98)............................................   2005        1.038           1.065            6,650,517
                                                               2004        1.005           1.038            8,396,362
                                                               2003        0.844           1.005            9,443,487
                                                               2002        1.030           0.844            9,780,653
                                                               2001        1.156           1.030           11,083,820
                                                               2000        1.183           1.156           11,541,680
                                                               1999        1.080           1.183            9,234,694
                                                               1998        1.000           1.080            3,607,198

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (9/98)............................................   2005        1.392           1.448            4,992,744
                                                               2004        1.272           1.392            6,747,566
                                                               2003        0.982           1.272            8,423,132
                                                               2002        1.235           0.982            9,826,797
                                                               2001        1.339           1.235           10,848,294
                                                               2000        1.202           1.339            8,838,471
                                                               1999        0.992           1.202            4,819,089
                                                               1998        1.000           0.992           11,692,226

Franklin Templeton Variable Insurance Products Trust
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (12/98)...........................................   2005        1.302           1.342            4,521,479
                                                               2004        1.188           1.302            5,197,496
                                                               2003        0.881           1.188            6,216,178
                                                               2002        1.256           0.881            6,759,968
                                                               2001        1.508           1.256            8,178,178
                                                               2000        1.837           1.508            7,011,307
                                                               1999        1.072           1.837            3,616,359
                                                               1998        1.000           1.072            1,140,671

   Mutual Shares Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.149           1.249            1,671,416
                                                               2004        1.037           1.149            1,625,153
                                                               2003        0.843           1.037            1,137,845
                                                               2002        1.000           0.843              500,854

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (11/98)...........................................   2005        1.678           2.102            2,564,034
                                                               2004        1.368           1.678            2,654,043

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------    ----------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares  (continued)......................................   2003        0.910           1.368            3,248,308
                                                               2002        0.927           0.910            3,171,808
                                                               2001        1.025           0.927            3,801,879
                                                               2000        1.535           1.025            2,997,201
                                                               1999        1.018           1.535            1,581,452
                                                               1998        1.000           1.018              553,203

   Templeton Foreign Securities Fund -- Class 2 Shares
   (8/98)...................................................   2005        1.087           1.178           12,160,433
                                                               2004        0.933           1.087           12,052,813
                                                               2003        0.718           0.933           12,816,765
                                                               2002        0.896           0.718           12,560,850
                                                               2001        1.086           0.896           13,698,000
                                                               2000        1.131           1.086           11,852,349
                                                               1999        0.934           1.131           16,064,588
                                                               1998        1.000           0.934            3,208,623

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................   2005        0.996           1.021            5,828,321
                                                               2004        0.931           0.996            6,174,842
                                                               2003        0.760           0.931            5,768,612
                                                               2002        0.938           0.760            4,330,558
                                                               2001        1.000           0.938            1,674,614

   Fundamental Value Portfolio (5/01).......................   2005        1.031           1.062           10,101,775
                                                               2004        0.969           1.031           11,761,427
                                                               2003        0.711           0.969           12,105,628
                                                               2002        0.919           0.711           12,830,574
                                                               2001        1.000           0.919            6,421,437

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00).....   2005        0.737           0.813            1,781,340
                                                               2004        0.672           0.737            2,319,141
                                                               2003        0.553           0.672            2,857,638
                                                               2002        0.719           0.553            3,472,994
                                                               2001        0.846           0.719            4,690,847
                                                               2000        1.000           0.846            3,948,994

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------    ----------------
   International Growth Portfolio -- Service Shares
   (5/00)...................................................   2005        0.667           0.865            7,409,103
                                                               2004        0.571           0.667            9,647,611
                                                               2003        0.432           0.571           11,731,586
                                                               2002        0.592           0.432           13,654,878
                                                               2001        0.786           0.592           17,792,716
                                                               2000        1.000           0.786           12,468,964

   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        0.443           0.488            5,629,468
                                                               2004        0.374           0.443            7,701,711
                                                               2003        0.282           0.374           10,946,512
                                                               2002        0.399           0.282           13,232,485
                                                               2001        0.673           0.399           16,270,771
                                                               2000        1.000           0.673            9,922,978

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.506           1.540               83,698
                                                               2004        1.333           1.506               63,349
                                                               2003        1.000           1.333               45,922

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.376           1.396            2,471,050
                                                               2004        1.242           1.376            2,151,149
                                                               2003        1.000           1.242              734,746

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.533           1.631            1,961,531
                                                               2004        1.257           1.533            1,905,264
                                                               2003        1.000           1.257              819,272

Met Investors Series Trust
   Legg Mason Value Equity Portfolio -- Class B (11/05).....   2005        1.000           1.045              583,755

   Lord Abbett Growth and Income Portfolio -- Class B
   (11/05)..................................................   2005        1.000           1.025               77,951

   Lord Abbett Growth Opportunities Portfolio --
   Class B (11/05)..........................................   2005        1.000           1.033               91,348

   Lord Abbett Mid-Cap Value Portfolio -- Class B
   (11/05)..................................................   2005        1.000           1.035              119,361

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------    ----------------
   MFS(R) Research International Portfolio -- Class B
   (11/05)..................................................   2005        1.000           1.061              161,304

   Neuberger Berman Real Estate Portfolio -- Class B
   (11/05)..................................................   2005        1.000           1.075               48,338

   PIMCO Inflation Protected Bond Portfolio --
   Class B (11/05)..........................................   2005        1.000           1.000              181,955

   PIMCO Total Return Portfolio -- Class B (11/05)..........   2005        1.000           1.012              387,617

   Van Kampen Comstock Portfolio -- Class B (12/05).........   2005        1.013           1.010                7,951

Metropolitan Series Fund
   Salomon Brothers U.S. Government Portfolio --
   Class B (11/05)..........................................   2005        1.000           1.005               34,399

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/05).....   2005        1.000           0.994              417,226

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.200           1.208           19,028,747
                                                               2004        1.164           1.200           19,306,139
                                                               2003        1.127           1.164           16,928,856
                                                               2002        1.051           1.127           18,378,464
                                                               2001        1.000           1.051            5,196,919

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        0.764           0.806               39,446
                                                               2004        0.723           0.764               56,790
                                                               2003        0.557           0.723               99,723
                                                               2002        0.804           0.557              105,503
                                                               2001        1.000           0.804              252,273

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.000           1.103            2,025,510
                                                               2004        0.875           1.000            2,435,102
                                                               2003        0.693           0.875            2,815,546
                                                               2002        0.856           0.693            3,088,946
                                                               2001        1.000           0.856            1,329,272

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------    ----------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.594           1.677              591,641
                                                               2004        1.284           1.594              803,119
                                                               2003        0.873           1.284            1,034,359
                                                               2002        1.086           0.873            1,009,641
                                                               2001        1.000           1.086              652,686

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01)...........................   2005        1.010           1.034            4,409,244
                                                               2004        0.949           1.010            5,972,085
                                                               2003        0.694           0.949            7,079,942
                                                               2002        0.942           0.694            6,503,977
                                                               2001        1.000           0.942            3,177,228

   High Yield Bond Fund -- Class I (11/05)..................   2005        1.000           1.012               38,953

   Investors Fund -- Class I (10/98)........................   2005        1.298           1.359           10,949,084
                                                               2004        1.196           1.298           13,180,583
                                                               2003        0.919           1.196           14,753,346
                                                               2002        1.215           0.919           16,296,829
                                                               2001        1.289           1.215           18,303,758
                                                               2000        1.138           1.289           10,810,997
                                                               1999        1.036           1.138            7,439,494
                                                               1998        1.000           1.036            2,216,940

   Small Cap Growth Fund -- Class I (11/05).................   2005        1.010           1.036               10,921

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)..........   2005        0.994           0.975            1,456,221
                                                               2004        0.978           0.994            1,239,310
                                                               2003        0.806           0.978              974,866
                                                               2002        1.000           0.806              491,361

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (5/04).............................................   2005        1.045           1.081              963,524
                                                               2004        1.001           1.045            1,013,870

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (5/04).........................................   2005        1.072           1.123              422,578
                                                               2004        0.998           1.072              210,907

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------   -------------    ----------------
   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (5/04).............................................   2005        1.039           1.058              78,466
                                                               2004        1.000           1.039             107,415

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/98)................   2005        0.992           1.061           8,775,521
                                                               2004        0.948           0.992          11,347,708
                                                               2003        0.746           0.948          14,432,405
                                                               2002        0.996           0.746          16,802,401
                                                               2001        1.329           0.996          13,039,537
                                                               2000        1.509           1.329          13,689,850
                                                               1999        1.074           1.509           7,917,069
                                                               1998        1.000           1.074           2,829,493

   Disciplined Mid Cap Stock Portfolio (8/98)...............   2005        1.687           1.864           2,112,772
                                                               2004        1.473           1.687           3,003,415
                                                               2003        1.120           1.473           3,972,368
                                                               2002        1.330           1.120           4,474,489
                                                               2001        1.410           1.330           6,130,457
                                                               2000        1.229           1.410           6,695,493
                                                               1999        1.102           1.229           5,262,368
                                                               1998        1.000           1.102           1,803,332

   Equity Income Portfolio (5/03)...........................   2005        1.338           1.374             753,243
                                                               2004        1.239           1.338             664,952
                                                               2003        1.000           1.239             404,329

   Federated High Yield Portfolio (5/02)....................   2005        1.275           1.286           3,645,081
                                                               2004        1.175           1.275           4,121,727
                                                               2003        0.976           1.175           4,478,693
                                                               2002        1.000           0.976           2,246,332

   Large Cap Portfolio (8/98)...............................   2005        0.951           1.017          13,193,936
                                                               2004        0.908           0.951          16,710,061
                                                               2003        0.741           0.908          20,040,536
                                                               2002        0.976           0.741          22,138,586
                                                               2001        1.201           0.976          26,078,528
                                                               2000        1.429           1.201          24,049,820
                                                               1999        1.124           1.429          12,235,302
                                                               1998        1.000           1.124           2,626,893

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------   -------------    ----------------
Mercury Large Cap Core Portfolio (11/98).................      2005        0.891           0.981           2,956,342
                                                               2004        0.782           0.891           3,684,842
                                                               2003        0.656           0.782           4,644,328
                                                               2002        0.892           0.656           5,607,452
                                                               2001        1.170           0.892           6,795,161
                                                               2000        1.260           1.170           7,319,138
                                                               1999        1.036           1.260           5,602,395
                                                               1998        1.000           1.036           1,147,635

MFS(R) Emerging Growth Portfolio (5/01)..................      2005        0.737           0.715                  --
                                                               2004        0.665           0.737             390,128
                                                               2003        0.523           0.665             335,710
                                                               2002        0.810           0.523             301,331
                                                               2001        1.000           0.810             176,672

MFS(R) Mid Cap Growth Portfolio (5/00)...................      2005        0.558           0.565          14,671,344
                                                               2004        0.497           0.558          16,689,714
                                                               2003        0.369           0.497          18,965,569
                                                               2002        0.734           0.369          19,149,188
                                                               2001        0.978           0.734          15,757,040
                                                               2000        1.000           0.978           7,778,010

MFS(R) Total Return Portfolio (11/05)....................      2005        1.000           1.010               6,399

MFS(R) Value Portfolio (11/98)...........................      2005        1.321           1.383           5,996,551
                                                               2004        1.159           1.321           7,215,447
                                                               2003        0.946           1.159          10,199,982
                                                               2002        1.108           0.946          10,529,874
                                                               2001        1.116           1.108           9,787,956
                                                               2000        1.017           1.116           7,279,135
                                                               1999        0.985           1.017           7,026,564
                                                               1998        1.000           0.985           2,138,258

Mondrian International Stock Portfolio (7/98)............      2005        0.859           0.925          16,779,925
                                                               2004        0.755           0.859          20,291,898
                                                               2003        0.597           0.755          23,795,351
                                                               2002        0.698           0.597          24,811,387
                                                               2001        0.962           0.698          26,495,747
                                                               2000        1.104           0.962          23,431,580
                                                               1999        0.923           1.104          15,199,353
                                                               1998        1.000           0.923           5,353,658

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------   -------------    ----------------
   Pioneer Fund Portfolio (5/03)............................   2005        1.327           1.383              397,300
                                                               2004        1.214           1.327              308,111
                                                               2003        1.000           1.214              112,020

   Pioneer Mid Cap Value Portfolio (5/05)...................   2005        1.000           1.086              140,411

   Strategic Equity Portfolio (5/01)........................   2005        0.753           0.756              827,033
                                                               2004        0.695           0.753            1,042,886
                                                               2003        0.533           0.695            1,112,984
                                                               2002        0.817           0.533            1,201,346
                                                               2001        1.000           0.817              631,165

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.141               80,678

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.106               20,807

   Travelers Managed Income Portfolio (7/98)................   2005        1.193           1.189           33,387,976
                                                               2004        1.179           1.193           38,425,430
                                                               2003        1.106           1.179           43,596,461
                                                               2002        1.101           1.106           46,789,996
                                                               2001        1.049           1.101           52,746,610
                                                               2000        0.989           1.049           43,936,884
                                                               1999        0.997           0.989           29,609,709
                                                               1998        1.000           0.997            9,136,205

   U.S. Government Securities Portfolio (8/98)..............   2005        1.359           1.394            8,212,409
                                                               2004        1.302           1.359            9,571,155
                                                               2003        1.289           1.302           11,809,144
                                                               2002        1.154           1.289           17,746,645
                                                               2001        1.109           1.154           14,184,591
                                                               2000        0.986           1.109           10,402,283
                                                               1999        1.046           0.986            6,962,624
                                                               1998        1.000           1.046            2,467,008

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (5/04)............................................   2005        0.995           1.002              888,097
                                                               2004        1.000           0.995              831,322

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------   -------------    ----------------
Smith Barney Aggressive Growth Portfolio (5/00)..........      2005        0.910           0.999           14,066,304
                                                               2004        0.842           0.910           16,674,422
                                                               2003        0.637           0.842           18,169,599
                                                               2002        0.961           0.637           17,667,518
                                                               2001        1.019           0.961           15,447,962
                                                               2000        1.000           1.019            6,521,820

Smith Barney High Income Portfolio (8/98)................      2005        1.061           1.070           10,620,168
                                                               2004        0.977           1.061           14,568,733
                                                               2003        0.779           0.977           17,293,158
                                                               2002        0.819           0.779           17,060,498
                                                               2001        0.866           0.819           19,872,625
                                                               2000        0.958           0.866           17,409,472
                                                               1999        0.949           0.958           11,849,075
                                                               1998        1.000           0.949            4,153,841

Smith Barney Large Capitalization Growth Portfolio
(8/98)...................................................      2005        1.248           1.291           26,712,945
                                                               2004        1.265           1.248           32,104,628
                                                               2003        0.872           1.265           34,959,587
                                                               2002        1.179           0.872           37,813,309
                                                               2001        1.371           1.179           40,179,549
                                                               2000        1.498           1.371           34,728,875
                                                               1999        1.165           1.498           20,512,758
                                                               1998        1.000           1.165            5,546,493

Smith Barney Mid Cap Core Portfolio (5/01)...............      2005        1.031           1.098            4,713,472
                                                               2004        0.949           1.031            5,454,818
                                                               2003        0.744           0.949            5,515,565
                                                               2002        0.936           0.744            4,813,912
                                                               2001        1.000           0.936            2,148,792

Smith Barney Money Market Portfolio (9/98)...............      2005        1.084           1.096           11,799,574
                                                               2004        1.093           1.084           14,228,476
                                                               2003        1.105           1.093           17,203,433
                                                               2002        1.109           1.105           24,522,332
                                                               2001        1.088           1.109           50,263,541
                                                               2000        1.044           1.088           30,154,400
                                                               1999        1.013           1.044           15,470,047
                                                               1998        1.000           1.013           16,945,764

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------   -------------    ----------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)......   2005        0.706           0.747             249,215
                                                               2004        0.672           0.706             323,150
                                                               2003        0.538           0.672             555,104
                                                               2002        0.813           0.538             552,800
                                                               2001        1.000           0.813             531,538

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.094           1.128           1,141,542
                                                               2004        0.962           1.094           1,309,853
                                                               2003        0.689           0.962           1,401,962
                                                               2002        0.943           0.689           1,392,276
                                                               2001        1.000           0.943             941,855

Variable Insurance Products Fund
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.512           1.755           2,547,684
                                                               2004        1.234           1.512           2,550,437
                                                               2003        0.908           1.234           2,518,082
                                                               2002        1.026           0.908           2,260,935
                                                               2001        1.000           1.026             423,144

Wells Fargo Variable Trust
   Wells Fargo Advantage Multi Cap Value Fund (11/98).......   2005        1.266           1.450           1,645,955
                                                               2004        1.103           1.266           2,168,329
                                                               2003        0.811           1.103           2,610,325
                                                               2002        1.073           0.811           2,896,144
                                                               2001        1.048           1.073           3,655,838
                                                               2000        0.989           1.048           3,760,800
                                                               1999        1.035           0.989           3,899,036
                                                               1998        1.000           1.035           1,223,602

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------   -------------    ----------------
   Capital Appreciation Fund (5/05).........................   2005        1.000           1.138              10,681

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.144           1.177                  --
                                                               2004        1.110           1.144                  --
                                                               2003        1.000           1.110                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/01)...........................................   2005        1.211           1.234              60,926
                                                               2004        1.118           1.211                  --
                                                               2003        1.000           1.118                  --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (5/01)...........................................   2005        1.151           1.288              18,487
                                                               2004        1.091           1.151                  --
                                                               2003        1.000           1.091                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............   2005        1.310           1.457             357,017
                                                               2004        1.185           1.310                  --
                                                               2003        1.000           1.185                  --

   Growth Fund -- Class 2 Shares (5/03).....................   2005        1.257           1.423             513,057
                                                               2004        1.147           1.257                  --
                                                               2003        1.000           1.147                  --

   Growth-Income Fund -- Class 2 Shares (5/03)..............   2005        1.231           1.269             421,999
                                                               2004        1.144           1.231                  --
                                                               2003        1.000           1.144                  --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)....   2005        1.486           1.853                  --
                                                               2004        1.221           1.486                  --
                                                               2003        1.000           1.221                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/98)........   2005        1.460           1.525             116,685
                                                               2004        1.141           1.460                  --
                                                               2003        1.000           1.141                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------   -------------    ----------------
   Delaware VIP Small Cap Value Series -- Standard
   Class (11/98)............................................   2005        1.403           1.496              92,651
                                                               2004        1.186           1.403                  --
                                                               2003        1.000           1.186                  --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial
   Shares (8/98)............................................   2005        1.136           1.155               3,490
                                                               2004        1.110           1.136                  --
                                                               2003        1.000           1.110                  --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (9/98)............................................   2005        1.243           1.282              15,549
                                                               2004        1.146           1.243                  --
                                                               2003        1.000           1.146                  --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (12/98)...........................................   2005        1.293           1.320              13,685
                                                               2004        1.190           1.293                  --
                                                               2003        1.000           1.190                  --

   Mutual Shares Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.224           1.318             155,302
                                                               2004        1.115           1.224                  --
                                                               2003        1.000           1.115                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (11/98)...........................................   2005        1.531           1.901              75,953
                                                               2004        1.260           1.531                  --
                                                               2003        1.000           1.260                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (8/98)...................................................   2005        1.355           1.454             276,878
                                                               2004        1.173           1.355                  --
                                                               2003        1.000           1.173                  --

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................   2005        1.184           1.203             118,573
                                                               2004        1.117           1.184                  --
                                                               2003        1.000           1.117                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------   -------------    ----------------
   Fundamental Value Portfolio (5/01).......................   2005        1.230           1.256              50,174
                                                               2004        1.166           1.230                  --
                                                               2003        1.000           1.166                  --

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00).....   2005        1.219           1.332              22,643
                                                               2004        1.120           1.219                  --
                                                               2003        1.000           1.120                  --

   International Growth Portfolio -- Service Shares
   (5/00)...................................................   2005        1.409           1.811                  --
                                                               2004        1.218           1.409                  --
                                                               2003        1.000           1.218                  --

   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.337           1.460              24,047
                                                               2004        1.139           1.337                  --
                                                               2003        1.000           1.139                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.310           1.328              49,652
                                                               2004        1.171           1.310                  --
                                                               2003        1.000           1.171                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.249           1.257             147,801
                                                               2004        1.138           1.249                  --
                                                               2003        1.000           1.138                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.394           1.470             141,600
                                                               2004        1.153           1.394                  --
                                                               2003        1.000           1.153                  --

Met Investors Series Trust
   Legg Mason Value Equity Portfolio -- Class B (11/05).....   2005        1.000           1.043              29,263

   Lord Abbett Growth and Income Portfolio -- Class B
   (11/05)..................................................   2005        1.000           1.024              32,456

   Lord Abbett Growth Opportunities Portfolio --
   Class B (11/05)..........................................   2005        1.000           1.032              13,202

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------   -------------    ----------------
   Lord Abbett Mid-Cap Value Portfolio -- Class B
   (11/05)..................................................   2005        1.000           1.034              19,409

   MFS(R) Research International Portfolio -- Class B
   (11/05)..................................................   2005        1.000           1.059                  --

   Neuberger Berman Real Estate Portfolio -- Class B
   (11/05)..................................................   2005        1.000           1.074               2,539

   PIMCO Inflation Protected Bond Portfolio --
   Class B (11/05)..........................................   2005        1.000           0.999              25,444

   PIMCO Total Return Portfolio -- Class B (11/05)..........   2005        1.000           1.011              39,439

   Van Kampen Comstock Portfolio -- Class B (12/05).........   2005        1.012           1.009                  --

Metropolitan Series Fund
   Salomon Brothers U.S. Government Portfolio --
   Class B (11/05)..........................................   2005        1.000           1.004                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/05).....   2005        1.000           0.988             291,237

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.045           1.043             669,718
                                                               2004        1.022           1.045                  --
                                                               2003        1.000           1.022                  --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.178           1.231                  --
                                                               2004        1.124           1.178                  --
                                                               2003        1.000           1.124                  --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.334           1.458                  --
                                                               2004        1.178           1.334                  --
                                                               2003        1.000           1.178                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.517           1.582              47,244
                                                               2004        1.234           1.517                  --
                                                               2003        1.000           1.234                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------   -------------    ----------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01)...........................   2005        1.232           1.249                  --
                                                               2004        1.168           1.232                  --
                                                               2003        1.000           1.168                  --

   High Yield Bond Fund -- Class I (11/05)..................   2005        1.000           1.011                  --

   Investors Fund -- Class I (10/98)........................   2005        1.231           1.278              26,982
                                                               2004        1.145           1.231                  --
                                                               2003        1.000           1.145                  --

   Small Cap Growth Fund -- Class I (11/05).................   2005        1.010           1.035                  --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)..........   2005        1.107           1.077              86,233
                                                               2004        1.099           1.107                  --
                                                               2003        1.000           1.099                  --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (5/04).............................................   2005        1.039           1.065             192,530
                                                               2004        1.001           1.039                  --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (5/04).........................................   2005        1.066           1.106              30,019
                                                               2004        0.998           1.066                  --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (5/04).............................................   2005        1.033           1.042               4,887
                                                               2004        1.000           1.033                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/98)................   2005        1.177           1.247                  --
                                                               2004        1.134           1.177                  --
                                                               2003        1.000           1.134                  --

   Disciplined Mid Cap Stock Portfolio (8/98)...............   2005        1.327           1.454                  --
                                                               2004        1.170           1.327                  --
                                                               2003        1.000           1.170                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------   -------------    ----------------
Equity Income Portfolio (5/03)...........................      2005        1.210           1.232              44,490
                                                               2004        1.130           1.210                  --
                                                               2003        1.000           1.130                  --

Federated High Yield Portfolio (5/02)....................      2005        1.171           1.170             116,707
                                                               2004        1.089           1.171                  --
                                                               2003        1.000           1.089                  --

Large Cap Portfolio (8/98)...............................      2005        1.164           1.232               6,234
                                                               2004        1.121           1.164                  --
                                                               2003        1.000           1.121                  --

Mercury Large Cap Core Portfolio (11/98).................      2005        1.228           1.341                  --
                                                               2004        1.087           1.228                  --
                                                               2003        1.000           1.087                  --

MFS(R) Emerging Growth Portfolio (5/01)..................      2005        1.212           1.174                  --
                                                               2004        1.103           1.212                  --
                                                               2003        1.000           1.103                  --

MFS(R) Mid Cap Growth Portfolio (5/00)...................      2005        1.256           1.261              93,875
                                                               2004        1.130           1.256                  --
                                                               2003        1.000           1.130                  --

MFS(R) Total Return Portfolio (11/05)....................      2005        1.000           1.009                  --

MFS(R) Value Portfolio (11/98)...........................      2005        1.290           1.338              69,189
                                                               2004        1.141           1.290                  --
                                                               2003        1.000           1.141                  --

Mondrian International Stock Portfolio (7/98)............      2005        1.304           1.392              74,090
                                                               2004        1.156           1.304                  --
                                                               2003        1.000           1.156                  --

Pioneer Fund Portfolio (5/03)............................      2005        1.218           1.258              14,943
                                                               2004        1.125           1.218                  --
                                                               2003        1.000           1.125                  --

Pioneer Mid Cap Value Portfolio (5/05)...................      2005        1.000           1.080              16,278

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------   -------------    ----------------
   Strategic Equity Portfolio (5/01)........................   2005        1.197           1.190               6,375
                                                               2004        1.114           1.197                  --
                                                               2003        1.000           1.114                  --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.134              21,947

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.100               5,912

   Travelers Managed Income Portfolio (7/98)................   2005        1.029           1.017             274,620
                                                               2004        1.027           1.029                  --
                                                               2003        1.000           1.027                  --

   U.S. Government Securities Portfolio (8/98)..............   2005        1.058           1.076             125,818
                                                               2004        1.023           1.058                  --
                                                               2003        1.000           1.023                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (5/04)............................................   2005        0.989           0.987              15,642
                                                               2004        1.000           0.989                  --

   Smith Barney Aggressive Growth Portfolio (5/00)..........   2005        1.214           1.321             210,796
                                                               2004        1.134           1.214                  --
                                                               2003        1.000           1.134                  --

   Smith Barney High Income Portfolio (8/98)................   2005        1.183           1.183              28,299
                                                               2004        1.099           1.183                  --
                                                               2003        1.000           1.099                  --

   Smith Barney Large Capitalization Growth Portfolio
   (8/98)...................................................   2005        1.140           1.169             116,338
                                                               2004        1.166           1.140                  --
                                                               2003        1.000           1.166                  --

   Smith Barney Mid Cap Core Portfolio (5/01)...............   2005        1.244           1.313              20,087
                                                               2004        1.156           1.244                  --
                                                               2003        1.000           1.156                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------   -------------    ----------------
   Smith Barney Money Market Portfolio (9/98)...............   2005        0.975           0.977                  97,730
                                                               2004        0.992           0.975                      --
                                                               2003        1.000           0.992                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)......   2005        1.157           1.214                   8,437
                                                               2004        1.112           1.157                      --
                                                               2003        1.000           1.112                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.388           1.419                   2,595
                                                               2004        1.232           1.388                      --
                                                               2003        1.000           1.232                      --

Variable Insurance Products Fund
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.452           1.670                  94,822
                                                               2004        1.195           1.452                      --
                                                               2003        1.000           1.195                      --

Wells Fargo Variable Trust
   Wells Fargo Advantage Multi Cap Value Fund (11/98).......   2005        1.361           1.545                      --
                                                               2004        1.196           1.361                      --
                                                               2003        1.000           1.196                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/11/2005: Strong Multi Cap Value Fund II changed its name to Wells Fargo Advantage Multi Cap Value Fund.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund -- Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio -- Class B, and is no longer available as a funding option.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Janus Aspen Series: International Growth Portfolio -- Service Shares -- is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Strong Variable insurance Funds, Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners.

The Travelers Series Trust: Disciplined Mid Cap Stock Portfolio is no longer available to new contract owners.

AIM V.I. Premier Equity Fund is no longer available to new contract owners.

AllianceBernstein Growth and Income Portfolio -- Class B is no longer available to new contract owners.

AllianceBernstein Large Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Credit Suisse Emerging Markets Portfolio is no longer available to new contract owners.

Delaware VIP REIT Series is no longer available to new contract owners.

Delaware VIP Small Cap Value Series is no longer available to new contract owners.

Dreyfus VIF Appreciation Portfolio is no longer available to new contract owners.

Dreyfus VIF Developing Leaders Porfolio is no longer available to new contract owners.

Fidelity VIP Mid Cap Portfolio -- Service Class 2 is no longer available to new contract owners.

Franklin Small-Mid Cap Growth Securities Fund- Class 2 Shares is no longer available to new contract owners.

Lord Abbett Growth and Income Portfolio is no longer available to new contract owners.

Lord Abbett Mid-Cap Value Portfolio is no longer available to new contract owners.

MFS(R) Mid Cap Growth Portfolio is no longer available to new contract owners.

Mondrian International Stock Portfolio is no longer available to new contract owners.

Multiple Discipline Portfolio -- Global All Cap Growth and Value is no longer available to new contract owners.

PIMCO VIT Total Return Portfolio -- Administrative Class is no longer available to new contract owners.

PIMCO VIT Real Return Portfolio -- Administrative Class is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Small Cap Value Fund -- Class IB Shares is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund -- Class I is no longer available to new contract owners.

SB Adjustable Rate Income Portfolio is no longer available to new contract owners.

Smith Barney High Income Portfolio is no longer available to new contract owners.

Smith Barney Mid Cap Core Portfolio is no longer available to new contract owners.

Smith Barney Small Cap Growth opportunities Portfolio is no longer available to new contract owners.

Strategic Equity Portfolio (Fidelity) is no longer available to new contract owners.

Wells Fargo Advantage Multi Cap Value Fund is no longer available to new contract owners.

                                   APPENDIX C

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                      The Insurance Company
                      Principal Underwriter
                      Distribution and Principal Underwriting Agreement Valuation of Assets
                      Federal Tax Considerations
                      Independent Registered Public Accounting Firm Condensed Financial Information
                      Financial Statements

Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-20 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-20.

Name:    _______________________________________________________________________

Address: _______________________________________________________________________

 CHECK BOX:

[ ]  MIC-Book-20

[ ]  MLAC-Book-20

Book 20                                                              May 1, 2006

                               MARQUIS PORTFOLIOS

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 1, 2006

                                       FOR

           METLIFE OF CT SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES

                                    ISSUED BY

                METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT*

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2006. A copy of the Prospectus may be obtained by writing to MetLife Life and Annuity Company of Connecticut, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-9325 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

                                                                 PAGE
                                                                 ----
THE INSURANCE COMPANY.........................................     2
PRINCIPAL UNDERWRITER.........................................     2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.............     2
VALUATION OF ASSETS...........................................     3
FEDERAL TAX CONSIDERATIONS....................................     5
INDEPENDENT REGISTERED PUBIC ACCOUNTING FIRM..................     8
CONDENSED FINANCIAL INFORMATION...............................    10
FINANCIAL STATEMENTS..........................................     1

* The Travelers Life and Annuity Company has filed for approval to change its name to MetLife Life and Annuity Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a contract endorsement notifying you of the name change once it has occurred.

                              THE INSURANCE COMPANY

MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. MetLife of CT Separate Account TM II for Variable Annuities (formerly known as The Travelers Separate Account TM II for Variable Annuities) (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. MLIDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information - Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDLLC and the Company, MLIDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDLLC for certain sales and overhead expenses connected with sales functions.

                        MLIDLLC UNDERWRITING COMMISSIONS

                                                UNDERWRITING COMMISSIONS PAID TO    AMOUNT OF UNDERWRITING COMMISSIONS
                    YEAR                             MLIDLLC BY THE COMPANY                 RETAINED BY MLIDLLC
--------------------------------------------    --------------------------------    ----------------------------------
2005........................................              $ 94,264,724                              $0
2004........................................              $125,706,000                              $0
2003........................................              $121,901,000                              $0

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2005 ranged from $3,617,678 to $1,894. The amount of commissions paid to selected broker-dealer firms during 2005 ranged from $38,782,702 to $584,889. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2005 ranged from $42,400,380 to $175,737.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDLLC under which the broker-dealer firms received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

AIG Advisor Group (including Advantage Capital Corporation, FSC Securities
   Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.)
Linsco/Private Ledger
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
Pioneer Funds Distributor, Inc.
PFS Investments, Inc. (d/b/a Primerica)
DWS Scudder Distributors, Inc.
Citigroup Global Markets Inc. (d/b/a Smith Barney)
Tower Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

            (a) = investment income plus capital gains and losses (whether realized or unrealized);

            (b) = any deduction for applicable taxes (presently zero); and

            (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                        CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       EffectiveYield = ((Base Return + 1) to the power of (365 / 7)) - 1

Where:

Base Return = (AUV Change - Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Contract Charge Adjustment = Average AUV x Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee x (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

FOREIGN TAX CREDIT

To the extent permitted under federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70-1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70-1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed
for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59-1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

      (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

      (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

      (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70-1/2 or as otherwise required by law, or

      (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of Travelers Separate Account TM II for Variable Annuities as of December 31, 2005 and for the period in the year then ended and The Travelers Life and Annuity Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., Push Down Basis of Accounting Required in Certain Limited Circumstances and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No.141, Business Combinations) as of December 31, 2005 and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2004 and for each of the years in the two-year period ended December 31, 2004, included herein, and the statement of changes in net assets of Travelers Separate Account TM II for Variable Annuities for the year or lesser periods ended December 31, 2004, and financial highlights for each of the years or lesser periods in the four-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR       YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    ----   -------------  -------------  ---------------
   Capital Appreciation Fund (5/05)...................................    2005       1.000          1.143            45,018

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)....................    2005       0.770          0.799         1,025,487
                                                                          2004       0.742          0.770         1,205,734
                                                                          2003       0.604          0.742         1,279,434
                                                                          2002       0.882          0.604         1,518,451
                                                                          2001       1.000          0.882         1,062,490

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B (5/01)....    2005       0.998          1.025         6,021,327
                                                                          2004       0.914          0.998         6,441,697
                                                                          2003       0.704          0.914         7,361,827
                                                                          2002       0.923          0.704         8,287,863
                                                                          2001       1.000          0.923         7,670,884

   AllianceBernstein Large-Cap Growth Portfolio -- Class B (5/01).....    2005       0.746          0.841         4,113,722
                                                                          2004       0.701          0.746         4,503,692
                                                                          2003       0.579          0.701         4,857,063
                                                                          2002       0.853          0.579         4,351,369
                                                                          2001       1.000          0.853         3,677,961

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)........................    2005       1.439          1.612         2,331,450
                                                                          2004       1.292          1.439         2,010,266
                                                                          2003       1.000          1.292           708,259

   Growth Fund -- Class 2 Shares (5/03)...............................    2005       1.374          1.568         6,804,067
                                                                          2004       1.244          1.374         4,723,786
                                                                          2003       1.000          1.244         3,148,822

Growth -- Income Fund -- Class 2 Shares (5/03)                            2005       1.354          1.406         9,645,855
                                                                          2004       1.249          1.354        10,097,666
                                                                          2003       1.000          1.249         4,005,985

                         CONDENSED FINANCIAL INFORMATION

                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR       YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    ----   -------------  -------------  ---------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)..............    2005       1.335           1.677       2,052,928
                                                                          2004       1.088           1.335       2,774,390
                                                                          2003       0.776           1.088       3,330,265
                                                                          2002       0.894           0.776       3,970,002
                                                                          2001       1.008           0.894       4,949,889
                                                                          2000       1.500           1.008       4,720,783
                                                                          1999       0.842           1.500       1,775,067
                                                                          1998       1.000           0.842         436,823

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/98)..................    2005       2.195           2.309       4,904,823
                                                                          2004       1.702           2.195       5,606,308
                                                                          2003       1.293           1.702       6,192,784
                                                                          2002       1.260           1.293       6,868,037
                                                                          2001       1.180           1.260       6,779,937
                                                                          2000       0.915           1.180       6,376,352
                                                                          1999       0.957           0.915       2,774,241
                                                                          1998       1.000           0.957         737,088

   Delaware VIP Small Cap Value Series -- Standard Class (11/98)......    2005       1.841           1.978       5,491,112
                                                                          2004       1.544           1.841       6,456,759
                                                                          2003       1.108           1.544       6,579,045
                                                                          2002       1.195           1.108       6,021,239
                                                                          2001       1.089           1.195       6,081,503
                                                                          2000       0.938           1.089       4,013,761
                                                                          1999       1.005           0.938       1,995,812
                                                                          1998       1.000           1.005         945,867

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares (8/98).....    2005       1.028           1.053       9,699,620
                                                                          2004       0.997           1.028      10,945,906
                                                                          2003       0.838           0.997      11,883,486
                                                                          2002       1.025           0.838      12,274,774
                                                                          2001       1.151           1.025      13,580,072
                                                                          2000       1.180           1.151      12,695,129
                                                                          1999       1.079           1.180       7,731,002
                                                                          1998       1.000           1.079       2,235,635

                         CONDENSED FINANCIAL INFORMATION

                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR       YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    ----   -------------  -------------  ---------------
   Dreyfus VIF -- Developing Leaders Portfolio --
        Initial Shares (9/98).........................................    2005       1.379          1.432         5,377,034
                                                                          2004       1.262          1.379         6,088,968
                                                                          2003       0.976          1.262         7,293,805
                                                                          2002       1.229          0.976         8,561,232
                                                                          2001       1.334          1.229         9,825,253
                                                                          2000       1.199          1.334         8,753,265
                                                                          1999       0.992          1.199         5,202,767
                                                                          1998       1.000          0.992         1,337,518

Franklin Templeton Variable Insurance Products Trust
   Franklin Small-Mid Cap Growth Securities Fund --
        Class 2 Shares (12/98)........................................    2005       1.290          1.327         6,838,627
                                                                          2004       1.179          1.290         7,816,873
                                                                          2003       0.875          1.179         9,501,811
                                                                          2002       1.250          0.875        10,117,213
                                                                          2001       1.502          1.250        10,681,241
                                                                          2000       1.833          1.502         9,307,455
                                                                          1999       1.071          1.833         4,408,346
                                                                          1998       1.000          1.071         1,065,535

   Mutual Shares Securities Fund -- Class 2 Shares (5/02).............    2005       1.144          1.242         3,930,459
                                                                          2004       1.035          1.144         4,399,835
                                                                          2003       0.842          1.035         2,571,733
                                                                          2002       1.000          0.842           896,271

   Templeton Developing Markets Securities Fund -- Class 2 Shares
   (11/98)............................................................    2005       1.662          2.079         3,688,681
                                                                          2004       1.357          1.662         3,945,651
                                                                          2003       0.904          1.357         4,128,753
                                                                          2002       0.922          0.904         4,507,614
                                                                          2001       1.022          0.922         4,978,515
                                                                          2000       1.532          1.022         4,122,143
                                                                          1999       1.018          1.532         2,458,389
                                                                          1998       1.000          1.018           495,430

   Templeton Foreign Securities Fund -- Class 2 Shares (8/98).........    2005       1.077          1.165        16,994,875
                                                                          2004       0.925          1.077        17,004,663
                                                                          2003       0.713          0.925        16,455,099

                         CONDENSED FINANCIAL INFORMATION

                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR       YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    ----   -------------  -------------  ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares  (continued)...    2002       0.892          0.713        17,138,713
                                                                          2001       1.082          0.892        17,300,315
                                                                          2000       1.129          1.082        13,874,626
                                                                          1999       0.933          1.129         7,581,668
                                                                          1998       1.000          0.933         2,007,980

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)......................................    2005       0.991          1.014         8,176,932
                                                                          2004       0.928          0.991         8,668,819
                                                                          2003       0.759          0.928         8,235,348
                                                                          2002       0.937          0.759         7,251,517
                                                                          2001       1.000          0.937         3,908,301

   Fundamental Value Portfolio (5/01).................................    2005       1.025          1.055        13,594,878
                                                                          2004       0.965          1.025        17,091,780
                                                                          2003       0.709          0.965        18,816,467
                                                                          2002       0.918          0.709        21,108,224
                                                                          2001       1.000          0.918        17,418,863

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00)...............    2005       0.732          0.806         4,387,171
                                                                          2004       0.668          0.732         5,334,168
                                                                          2003       0.551          0.668         6,834,833
                                                                          2002       0.717          0.551         7,599,052
                                                                          2001       0.846          0.717         8,832,282
                                                                          2000       1.000          0.846         8,198,518

   International Growth Portfolio -- Service Shares (5/00)............    2005       0.662          0.858        10,716,437
                                                                          2004       0.568          0.662        14,068,344
                                                                          2003       0.430          0.568        17,667,851
                                                                          2002       0.590          0.430        21,263,036
                                                                          2001       0.785          0.590        27,589,796
                                                                          2000       1.000          0.785        21,255,376

   Mid Cap Growth Portfolio -- Service Shares (5/00)..................    2005       0.440          0.484        13,109,233
                                                                          2004       0.372          0.440        16,718,474
                                                                          2003       0.281          0.372        21,613,332
                                                                          2002       0.398          0.281        25,550,416

                         CONDENSED FINANCIAL INFORMATION

                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR       YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    ----   -------------  -------------  ---------------
   Mid Cap Growth Portfolio -- Service Shares  (continued)............    2001       0.672          0.398         28,196,365
                                                                          2000       1.000          0.672         18,095,927

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).......................    2005       1.502          1.534            422,868
                                                                          2004       1.332          1.502            324,291
                                                                          2003       1.000          1.332            289,150

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).................................    2005       1.372          1.391          3,791,880
                                                                          2004       1.241          1.372          3,454,513
                                                                          2003       1.000          1.241          1,298,245

   Mid-Cap Value Portfolio (5/03).....................................    2005       1.529          1.625          3,290,866
                                                                          2004       1.256          1.529          2,710,231
                                                                          2003       1.000          1.256            769,537

Met Investors Series Trust
   Legg Mason Value Equity Portfolio -- Class B (11/05)...............    2005       1.000          1.044            662,555

   Lord Abbett Growth and Income Portfolio -- Class B (11/05).........    2005       1.000          1.025             45,658

   Lord Abbett Growth Opportunities Portfolio -- Class B (11/05)......    2005       1.000          1.033             45,969

   Lord Abbett Mid -- Cap Value Portfolio -- Class B (11/05)..........    2005       1.000          1.035             79,127

   MFS(R) Research International Portfolio -- Class B (11/05).........    2005       1.000          1.060             48,572

   Neuberger Berman Real Estate Portfolio -- Class B (11/05)..........    2005       1.000          1.075             41,418

   PIMCO Inflation Protected Bond Portfolio -- Class B (11/05)........    2005       1.000          1.000            210,156

   PIMCO Total Return Portfolio -- Class B (11/05)....................    2005       1.000          1.012            522,487

   Van Kampen Comstock Portfolio -- Class B (12/05)...................    2005       1.012          1.010             27,621

                         CONDENSED FINANCIAL INFORMATION

                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR       YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    ----   -------------  -------------  ---------------
Metropolitan Series Fund
   Salomon Brothers U.S. Government Portfolio -- Class B (11/05)......    2005      1.000           1.005            17,279

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/05)...............    2005      1.000           0.993           343,201

   Total Return Portfolio -- Administrative Class (5/01)..............    2005      1.193           1.200        23,991,600
                                                                          2004      1.159           1.193        24,095,570
                                                                          2003      1.124           1.159        20,805,234
                                                                          2002      1.050           1.124        24,725,625
                                                                          2001      1.000           1.050        12,252,780

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)..........    2005      0.760           0.800           206,809
                                                                          2004      0.720           0.760           229,738
                                                                          2003      0.555           0.720           206,726
                                                                          2002      0.803           0.555           550,898
                                                                          2001      1.000           0.803           785,073

   Putnam VT International Equity Fund -- Class IB Shares (5/01)......    2005      0.994           1.095         2,119,061
                                                                          2004      0.872           0.994         2,495,740
                                                                          2003      0.691           0.872         3,179,728
                                                                          2002      0.855           0.691         3,950,388
                                                                          2001      1.000           0.855         1,826,794

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)...........    2005      1.585           1.665         1,059,055
                                                                          2004      1.279           1.585         1,340,615
                                                                          2003      0.871           1.279         1,650,222
                                                                          2002      1.085           0.871         2,796,684
                                                                          2001      1.000           1.085         2,171,278

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01).....................................    2005      1.005           1.026         4,647,647
                                                                          2004      0.945           1.005         6,208,964
                                                                          2003      0.692           0.945         7,178,714
                                                                          2002      0.941           0.692         7,212,548
                                                                          2001      1.000           0.941         4,256,487

                         CONDENSED FINANCIAL INFORMATION

                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR       YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    ----   -------------  -------------  ---------------
   High Yield Bond Fund -- Class I (11/05)............................    2005       1.000          1.012             11,523

   Investors Fund -- Class I (10/98)..................................    2005       1.285          1.344         12,173,923
                                                                          2004       1.186          1.285         15,594,387
                                                                          2003       0.913          1.186         17,702,675
                                                                          2002       1.209          0.913         19,992,017
                                                                          2001       1.285          1.209         21,035,842
                                                                          2000       1.135          1.285         10,865,957
                                                                          1999       1.036          1.135          5,734,969
                                                                          1998       1.000          1.036          1,268,600

   Small Cap Growth Fund -- Class I (11/05)...........................    2005       1.010          1.036              4,212

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)....................    2005       0.990          0.970          1,282,003
                                                                          2004       0.976          0.990          1,060,160
                                                                          2003       0.805          0.976            785,215
                                                                          2002       1.000          0.805            343,455

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and Value (5/04)...    2005       1.044          1.079          1,954,546
                                                                          2004       1.001          1.044          2,340,341

   Multiple Discipline Portfolio -- Global All Cap
        Growth and Value (5/04).......................................    2005       1.071          1.120            153,290
                                                                          2004       0.998          1.071             55,753

   Multiple Discipline Portfolio -- Large Cap Growth
        and Value (5/04)..............................................    2005       1.038          1.055            106,877
                                                                          2004       1.000          1.038             56,361

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/98)..........................    2005       0.983          1.049         14,258,805
                                                                          2004       0.940          0.983         17,546,632
                                                                          2003       0.741          0.940         22,030,580
                                                                          2002       0.991          0.741         24,975,827
                                                                          2001       1.325          0.991         18,368,884
                                                                          2000       1.506          1.325         18,036,975
                                                                          1999       1.073          1.506         10,806,635
                                                                          1998       1.000          1.073          2,034,539

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Disciplined Mid Cap Stock Portfolio (8/98)...............   2005        1.671           1.844               3,410,482
                                                               2004        1.461           1.671               4,069,167
                                                               2003        1.113           1.461               4,972,174
                                                               2002        1.323           1.113               5,790,543
                                                               2001        1.405           1.323               7,079,826
                                                               2000        1.227           1.405               7,708,198
                                                               1999        1.101           1.227               5,718,100
                                                               1998        1.000           1.101               1,019,641

   Equity Income Portfolio (5/03)...........................   2005        1.335           1.369               1,775,254
                                                               2004        1.237           1.335               1,454,786
                                                               2003        1.000           1.237                 883,221

   Federated High Yield Portfolio (5/02)....................   2005        1.270           1.279               3,866,083
                                                               2004        1.172           1.270               3,468,624
                                                               2003        0.975           1.172               4,484,654
                                                               2002        1.000           0.975               3,328,517

   Large Cap Portfolio (8/98)...............................   2005        0.942           1.005              21,663,345
                                                               2004        0.901           0.942              24,829,605
                                                               2003        0.736           0.901              27,584,214
                                                               2002        0.971           0.736              30,387,292
                                                               2001        1.197           0.971              33,190,372
                                                               2000        1.426           1.197              29,347,577
                                                               1999        1.123           1.426              16,376,413
                                                               1998        1.000           1.123               2,924,400

   Mercury Large Cap Core Portfolio (11/98).................   2005        0.882           0.971               4,683,090
                                                               2004        0.776           0.882               5,877,900
                                                               2003        0.652           0.776               7,206,415
                                                               2002        0.887           0.652               8,629,778
                                                               2001        1.166           0.887              10,751,648
                                                               2000        1.258           1.166              12,243,636
                                                               1999        1.036           1.258               7,433,610
                                                               1998        1.000           1.036               1,181,631

   MFS Emerging Growth Portfolio (5/01).....................   2005        0.733           0.710                      --
                                                               2004        0.662           0.733                 246,489
                                                               2003        0.522           0.662                 321,011
                                                               2002        0.809           0.522                 300,291
                                                               2001        1.000           0.809                 238,799

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   MFS Mid Cap Growth Portfolio (5/00)......................   2005        0.554           0.560              21,798,054
                                                               2004        0.495           0.554              23,434,668
                                                               2003        0.368           0.495              27,359,596
                                                               2002        0.732           0.368              28,227,544
                                                               2001        0.977           0.732              24,034,467
                                                               2000        1.000           0.977              13,193,446

   MFS Total Return Portfolio (11/05).......................   2005        1.000           1.010                   1,565

   MFS Value Portfolio (11/98)..............................   2005        1.309           1.368               9,432,107
                                                               2004        1.149           1.309              10,298,183
                                                               2003        0.940           1.149              12,601,426
                                                               2002        1.102           0.940              13,934,798
                                                               2001        1.112           1.102              12,607,692
                                                               2000        1.015           1.112               7,660,932
                                                               1999        0.985           1.015               7,231,932
                                                               1998        1.000           0.985               1,602,093

   Mondrian International Stock Portfolio (7/98)............   2005        0.851           0.915              19,522,434
                                                               2004        0.749           0.851              22,482,772
                                                               2003        0.593           0.749              24,813,208
                                                               2002        0.694           0.593              25,859,516
                                                               2001        0.958           0.694              28,052,337
                                                               2000        1.102           0.958              24,405,807
                                                               1999        0.922           1.102              16,263,702
                                                               1998        1.000           0.922               4,798,972

   Pioneer Fund Portfolio (5/03)............................   2005        1.324           1.377                 749,118
                                                               2004        1.213           1.324                 563,729
                                                               2003        1.000           1.213                 463,084

   Pioneer Mid Cap Value Portfolio (5/05)...................   2005        1.000           1.085                 145,420

   Strategic Equity Portfolio (5/01)........................   2005        0.749           0.750                 963,699
                                                               2004        0.692           0.749               1,222,660
                                                               2003        0.532           0.692               1,447,330
                                                               2002        0.816           0.532               1,463,560
                                                               2001        1.000           0.816               1,291,445

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.140                 120,765

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.105                  42,955

   Travelers Managed Income Portfolio (7/98)................   2005        1.181           1.175              38,727,955
                                                               2004        1.170           1.181              43,593,117
                                                               2003        1.099           1.170              47,014,857
                                                               2002        1.096           1.099              51,117,577
                                                               2001        1.046           1.096              59,077,787
                                                               2000        0.987           1.046              45,515,502
                                                               1999        0.997           0.987              28,494,450
                                                               1998        1.000           0.997               8,972,968

   U.S. Government Securities Portfolio (8/98)..............   2005        1.346           1.378              10,346,712
                                                               2004        1.292           1.346              11,574,434
                                                               2003        1.280           1.292              13,810,996
                                                               2002        1.148           1.280              19,221,221
                                                               2001        1.105           1.148              17,835,943
                                                               2000        0.984           1.105              15,574,711
                                                               1999        1.045           0.984               6,963,749
                                                               1998        1.000           1.045               1,161,742

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (5/04)...................................................   2005        0.994           0.999                 622,614
                                                               2004        1.000           0.994                 330,394

   Smith Barney Aggressive Growth Portfolio (5/00)..........   2005        0.904           0.991              21,812,520
                                                               2004        0.837           0.904              26,675,247
                                                               2003        0.634           0.837              30,976,709
                                                               2002        0.959           0.634              30,374,545
                                                               2001        1.018           0.959              28,655,860
                                                               2000        1.000           1.018              10,356,572

   Smith Barney High Income Portfolio (8/98)................   2005        1.051           1.058              11,383,890
                                                               2004        0.969           1.051              13,656,084
                                                               2003        0.774           0.969              15,488,428
                                                               2002        0.815           0.774              18,451,057
                                                               2001        0.863           0.815              19,648,417
                                                               2000        0.956           0.863              17,017,132
                                                               1999        0.949           0.956              11,834,439
                                                               1998        1.000           0.949               2,336,688

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                                  BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                              YEAR        YEAR         END OF YEAR          END OF YEAR
---------------------------------------------------------------   ----    -------------   -------------       ----------------
   Smith Barney Large Capitalization Growth Portfolio (8/98)...   2005        1.236           1.277              31,164,392
                                                                  2004        1.254           1.236              39,932,659
                                                                  2003        0.866           1.254              42,999,110
                                                                  2002        1.173           0.866              46,166,489
                                                                  2001        1.366           1.173              51,569,359
                                                                  2000        1.495           1.366              43,087,412
                                                                  1999        1.164           1.495              22,901,699
                                                                  1998        1.000           1.164               4,295,306

   Smith Barney Mid Cap Core Portfolio (5/01)..................   2005        1.025           1.090               5,838,591
                                                                  2004        0.946           1.025               6,921,765
                                                                  2003        0.742           0.946               7,557,573
                                                                  2002        0.935           0.742               7,828,725
                                                                  2001        1.000           0.935               3,433,670

   Smith Barney Money Market Portfolio (9/98)..................   2005        1.074           1.084              13,358,672
                                                                  2004        1.084           1.074              16,283,666
                                                                  2003        1.097           1.084              18,649,579
                                                                  2002        1.104           1.097              25,766,671
                                                                  2001        1.084           1.104              25,680,889
                                                                  2000        1.041           1.084              13,337,251
                                                                  1999        1.013           1.041              10,341,808
                                                                  1998        1.000           1.013               5,361,023

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01).........   2005        0.702           0.742                 712,619
                                                                  2004        0.669           0.702                 973,321
                                                                  2003        0.537           0.669               1,049,128
                                                                  2002        0.812           0.537               1,125,440
                                                                  2001        1.000           0.812               1,158,423

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)......................................................   2005        1.088           1.120               1,702,316
                                                                  2004        0.958           1.088               2,109,921
                                                                  2003        0.688           0.958               2,445,464
                                                                  2002        0.942           0.688               2,500,836
                                                                  2001        1.000           0.942               1,584,397

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
Variable Insurance Products Fund
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.504           1.742               3,497,610
                                                               2004        1.229           1.504               3,538,038
                                                               2003        0.905           1.229               3,795,417
                                                               2002        1.025           0.905               3,484,259
                                                               2001        1.000           1.025               1,488,974

Wells Fargo Variable Trust
   Wells Fargo Advantage Multi Cap Value Fund (11/98).......   2005        1.254           1.434               1,951,921
                                                               2004        1.094           1.254               2,537,649
                                                               2003        0.805           1.094               3,049,994
                                                               2002        1.068           0.805               3,421,028
                                                               2001        1.044           1.068               4,681,770
                                                               2000        0.987           1.044               4,586,723
                                                               1999        1.035           0.987               4,125,225
                                                               1998        1.000           1.035               1,493,135

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Capital Appreciation Fund (5/05).........................   2005        1.000           1.143                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        0.994           1.030                  22,014
                                                               2004        0.958           0.994                  21,885
                                                               2003        0.781           0.958                  21,117
                                                               2002        1.142           0.781                  21,020
                                                               2001        1.000           1.142                  15,655

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/01)...................................................   2005        1.234           1.265                  77,104
                                                               2004        1.131           1.234                  68,990
                                                               2003        0.872           1.131                 106,968
                                                               2002        1.144           0.872                 189,682
                                                               2001        1.000           1.144                  60,676

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
     (5/01).................................................   2005        1.031           1.161                  39,907
                                                               2004        0.970           1.031                  44,282
                                                               2003        0.802           0.970                  46,122
                                                               2002        1.183           0.802                  40,675
                                                               2001        1.000           1.183                  19,140

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............   2005        1.437           1.607                  51,693
                                                               2004        1.291           1.437                  50,169
                                                               2003        1.000           1.291                      --

   Growth Fund -- Class 2 Shares (5/03).....................   2005        1.372           1.563                 185,486
                                                               2004        1.244           1.372                  18,389
                                                               2003        1.000           1.244                   3,711

   Growth -- Income Fund -- Class 2 Shares (5/03)...........   2005        1.351           1.403                 130,499
                                                               2004        1.248           1.351                 137,536
                                                               2003        1.000           1.248                  21,629

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)....   2005        1.799           2.258                     884
                                                               2004        1.469           1.799                     888
                                                               2003        1.048           1.469                     995

                         CONDENSED FINANCIAL INFORMATION

                                                                         UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                                 BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                             YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------     ----    -------------   -------------       ----------------
   Credit Suisse Trust Emerging Markets Portfolio
   (continued)..............................................     2002        1.208           1.048                     954
                                                                 2001        1.000           1.208                   2,951

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/98)........     2005        1.910           2.007                  53,389
                                                                 2004        1.482           1.910                  28,436
                                                                 2003        1.128           1.482                  85,164
                                                                 2002        1.100           1.128                  85,591
                                                                 2001        1.000           1.100                  12,355

   Delaware VIP Small Cap Value Series -- Standard Class
   (11/98)..................................................     2005        1.833           1.967                  85,849
                                                                 2004        1.538           1.833                  66,505
                                                                 2003        1.105           1.538                  83,010
                                                                 2002        1.193           1.105                  73,579
                                                                 2001        1.000           1.193                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (8/98)...................................................     2005        1.114           1.141                  10,274
                                                                 2004        1.082           1.114                  21,475
                                                                 2003        0.910           1.082                  21,527
                                                                 2002        1.115           0.910                  21,964
                                                                 2001        1.000           1.115                      --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (9/98)............................................     2005        1.325           1.375                   7,326
                                                                 2004        1.214           1.325                   7,246
                                                                 2003        0.940           1.214                   8,556
                                                                 2002        1.185           0.940                   9,900
                                                                 2001        1.000           1.185                      --

Franklin Templeton Variable Insurance Products Trust
  Franklin Small -- Mid Cap Growth Securities Fund -- Class 2
  Shares (12/98)..............................................   2005        1.263           1.298                  38,600
                                                                 2004        1.155           1.263                  47,352
                                                                 2003        0.858           1.155                  50,177
                                                                 2002        1.227           0.858                  65,061
                                                                 2001        1.000           1.227                  18,290

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.141           1.237                  99,614
                                                               2004        1.033           1.141                  22,328
                                                               2003        0.842           1.033                   3,916
                                                               2002        1.000           0.842                  91,321

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (11/98)...........................................   2005        2.046           2.557                  99,406
                                                               2004        1.673           2.046                  55,213
                                                               2003        1.115           1.673                  16,266
                                                               2002        1.138           1.115                  22,281
                                                               2001        1.000           1.138                  36,198

   Templeton Foreign Securities Fund -- Class 2 Shares
   (8/98)...................................................   2005        1.365           1.475                 665,752
                                                               2004        1.174           1.365                  78,323
                                                               2003        0.906           1.174                  96,582
                                                               2002        1.134           0.906                 104,226
                                                               2001        1.000           1.134                   7,450

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................   2005        1.198           1.225                 197,108
                                                               2004        1.123           1.198                 109,094
                                                               2003        0.919           1.123                 133,048
                                                               2002        1.136           0.919                 147,859
                                                               2001        1.000           1.136                  51,956

   Fundamental Value Portfolio (5/01).......................   2005        1.306           1.342                 625,412
                                                               2004        1.230           1.306                 254,699
                                                               2003        0.905           1.230                 306,485
                                                               2002        1.172           0.905                 320,859
                                                               2001        1.000           1.172                  45,310

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00).....   2005        1.146           1.260                  28,365
                                                               2004        1.046           1.146                  19,631
                                                               2003        0.864           1.046                  19,814
                                                               2002        1.126           0.864                  19,027
                                                               2001        1.000           1.126                  17,950

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                                  BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                              YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------------    ----    -------------   -------------       ----------------
   International Growth Portfolio -- Service Shares (5/00)....    2005        1.310           1.695                   2,137
                                                                  2004        1.125           1.310                   1,482
                                                                  2003        0.853           1.125                   1,617
                                                                  2002        1.171           0.853                   1,689
                                                                  2001        1.000           1.171                  11,741

   Mid Cap Growth Portfolio -- Service Shares (5/00)...........   2005        1.275           1.400                   2,521
                                                                  2004        1.079           1.275                     710
                                                                  2003        0.816           1.079                     712
                                                                  2002        1.158           0.816                   8,606
                                                                  2001        1.000           1.158                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)................   2005        1.500           1.529                      --
                                                                  2004        1.331           1.500                      --
                                                                  2003        1.000           1.331                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)..........................   2005        1.370           1.387                 142,839
                                                                  2004        1.240           1.370                      --
                                                                  2003        1.000           1.240                      --

Mid -- Cap Value Portfolio (5/03)..............................   2005        1.527           1.620                  22,543
                                                                  2004        1.255           1.527                  10,080
                                                                  2003        1.000           1.255                   7,417

Met Investors Series Trust
   Legg Mason Value Equity Portfolio -- Class B (11/05)........   2005        1.000           1.044                      --

   Lord Abbett Growth and Income Portfolio -- Class B
   (11/05).....................................................   2005        1.000           1.025                      --

   Lord Abbett Growth Opportunities Portfolio -- Class B
   (11/05).....................................................   2005        1.000           1.033                      --

   Lord Abbett Mid -- Cap Value Portfolio -- Class B (11/05)...   2005        1.000           1.035                  17,094

   MFS(R) Research International Portfolio -- Class B
   (11/05).....................................................   2005        1.000           1.060                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                           UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                                   BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                               YEAR        YEAR         END OF YEAR          END OF YEAR
---------------------------------------------------------------    ----    -------------   -------------       ----------------
   Neuberger Berman Real Estate Portfolio -- Class B (11/05)...    2005        1.000           1.075                      --

   PIMCO Inflation Protected Bond Portfolio -- Class B
   (11/05).....................................................    2005        1.000           1.000                      --

   PIMCO Total Return Portfolio -- Class B (11/05).............    2005        1.000           1.012                 396,490

   Van Kampen Comstock Portfolio -- Class B (12/05)............    2005        1.012           1.010                      --

Metropolitan Series Fund
   Salomon Brothers U.S. Government Portfolio -- Class B
   (11/05).....................................................    2005        1.000           1.005                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/05)........    2005        1.000           0.993                 714,717

   Total Return Portfolio -- Administrative Class (5/01).......    2005        1.136           1.142                 653,662
                                                                   2004        1.105           1.136                 318,487
                                                                   2003        1.072           1.105                 451,327
                                                                   2002        1.003           1.072                 502,635
                                                                   2001        1.000           1.003                  77,479

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)...    2005        1.163           1.223                   6,236
                                                                   2004        1.102           1.163                   6,759
                                                                   2003        0.851           1.102                   7,308
                                                                   2002        1.233           0.851                   7,931
                                                                   2001        1.000           1.233                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)......................................................    2005        1.319           1.452                  20,423
                                                                   2004        1.158           1.319                  22,707
                                                                   2003        0.918           1.158                  25,983
                                                                   2002        1.137           0.918                  31,162
                                                                   2001        1.000           1.137                  19,860

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)....    2005        1.777           1.866                     920
                                                                   2004        1.436           1.777                     536
                                                                   2003        0.978           1.436                     623

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (continued)..............................................   2002        1.221           0.978                   8,247
                                                               2001        1.000           1.221                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01)...........................   2005        1.200           1.224                  30,065
                                                               2004        1.129           1.200                  31,425
                                                               2003        0.828           1.129                  48,032
                                                               2002        1.127           0.828                  59,851
                                                               2001        1.000           1.127                      --

   High Yield Bond Fund -- Class I (11/05)..................   2005        1.000           1.012                      --

   Investors Fund -- Class I (10/98)........................   2005        1.201           1.255                  60,024
                                                               2004        1.110           1.201                  74,997
                                                               2003        0.855           1.110                 107,698
                                                               2002        1.133           0.855                 212,764
                                                               2001        1.000           1.133                  34,772

   Small Cap Growth Fund -- Class I (11/05).................   2005        1.010           1.035                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)..........   2005        0.987           0.966                   3,079
                                                               2004        0.974           0.987                      --
                                                               2003        0.804           0.974                      --
                                                               2002        1.000           0.804                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (5/04).............................................   2005        1.043           1.077                  30,438
                                                               2004        1.001           1.043                  38,045

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (5/04).........................................   2005        1.070           1.118                  90,720
                                                               2004        0.998           1.070                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (5/04).............................................   2005        1.037           1.053                   7,620
                                                               2004        1.000           1.037                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/98)................   2005        1.193           1.272                      --
                                                               2004        1.142           1.193                   2,055
                                                               2003        0.900           1.142                   2,301
                                                               2002        1.206           0.900                   2,482
                                                               2001        1.000           1.206                   4,291

   Disciplined Mid Cap Stock Portfolio (8/98)...............   2005        1.503           1.657                      --
                                                               2004        1.316           1.503                      --
                                                               2003        1.003           1.316                      --
                                                               2002        1.194           1.003                      --
                                                               2001        1.000           1.194                      --

   Equity Income Portfolio (5/03)...........................   2005        1.333           1.365                  13,059
                                                               2004        1.237           1.333                      --
                                                               2003        1.000           1.237                      --

   Federated High Yield Portfolio (5/02)....................   2005        1.267           1.274                  86,241
                                                               2004        1.170           1.267                  21,929
                                                               2003        0.975           1.170                  37,994
                                                               2002        1.000           0.975                  30,894

   Large Cap Portfolio (8/98)...............................   2005        1.100           1.172                  66,719
                                                               2004        1.053           1.100                  84,064
                                                               2003        0.861           1.053                  80,471
                                                               2002        1.137           0.861                  68,965
                                                               2001        1.000           1.137                  41,458

   Mercury Large Cap Core Portfolio (11/98).................   2005        1.141           1.254                  11,333
                                                               2004        1.004           1.141                   9,011
                                                               2003        0.845           1.004                   9,413
                                                               2002        1.151           0.845                  10,691
                                                               2001        1.000           1.151                   8,779

   MFS Emerging Growth Portfolio (5/01).....................   2005        1.100           1.067                      --
                                                               2004        0.995           1.100                   4,836
                                                               2003        0.786           0.995                   5,336
                                                               2002        1.218           0.786                   5,344
                                                               2001        1.000           1.218                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   MFS Mid Cap Growth Portfolio (5/00)......................   2005        0.922           0.932                 247,750
                                                               2004        0.824           0.922                 129,307
                                                               2003        0.613           0.824                 146,040
                                                               2002        1.221           0.613                 181,227
                                                               2001        1.000           1.221                  65,638

   MFS Total Return Portfolio (11/05).......................   2005        1.000           1.010                      --

   MFS Value Portfolio (11/98)..............................   2005        1.333           1.392                 126,156
                                                               2004        1.172           1.333                  81,054
                                                               2003        0.959           1.172                  81,272
                                                               2002        1.126           0.959                  95,993
                                                               2001        1.000           1.126                  40,857

   Mondrian International Stock Portfolio (7/98)............   2005        1.294           1.389                 115,188
                                                               2004        1.140           1.294                  61,533
                                                               2003        0.904           1.140                  64,055
                                                               2002        1.059           0.904                  67,716
                                                               2001        1.000           1.059                  37,021

   Pioneer Fund Portfolio (5/03)............................   2005        1.321           1.373                   3,850
                                                               2004        1.212           1.321                      --
                                                               2003        1.000           1.212                      --

   Pioneer Mid Cap Value Portfolio (5/05)...................   2005        1.000           1.084                  29,165

   Strategic Equity Portfolio (5/01)........................   2005        1.051           1.051                   6,053
                                                               2004        0.972           1.051                  14,420
                                                               2003        0.748           0.972                  14,881
                                                               2002        1.148           0.748                  14,899
                                                               2001        1.000           1.148                      --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.139                  31,558

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.105                      --

   Travelers Managed Income Portfolio (7/98)................   2005        1.054           1.048                 214,223
                                                               2004        1.045           1.054                 237,665
                                                               2003        0.982           1.045                 242,729

                         CONDENSED FINANCIAL INFORMATION

                                                                           UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                                   BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                               YEAR        YEAR         END OF YEAR          END OF YEAR
---------------------------------------------------------------    ----    -------------   -------------       ----------------
   Travelers Managed Income Portfolio  (continued).............    2002        0.980           0.982                 357,569
                                                                   2001        1.000           0.980                 177,069

   U.S. Government Securities Portfolio (8/98).................    2005        1.166           1.193                 112,138
                                                                   2004        1.121           1.166                  38,491
                                                                   2003        1.112           1.121                  39,671
                                                                   2002        0.998           1.112                 141,490
                                                                   2001        1.000           0.998                  27,323

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (5/04)......................................................    2005        0.994           0.998                  19,702
                                                                   2004        1.000           0.994                      --

   Smith Barney Aggressive Growth Portfolio (5/00).............    2005        1.139           1.248                 334,431
                                                                   2004        1.057           1.139                 166,530
                                                                   2003        0.801           1.057                 754,632
                                                                   2002        1.213           0.801                 768,352
                                                                   2001        1.000           1.213                  33,928

   Smith Barney High Income Portfolio (8/98)...................    2005        1.333           1.342                  47,872
                                                                   2004        1.231           1.333                  38,527
                                                                   2003        0.984           1.231                  34,465
                                                                   2002        1.037           0.984                  36,175
                                                                   2001        1.000           1.037                  22,439

   Smith Barney Large Capitalization Growth Portfolio (8/98)...    2005        1.241           1.281                 546,062
                                                                   2004        1.261           1.241                 157,766
                                                                   2003        0.871           1.261                 156,369
                                                                   2002        1.181           0.871                 254,763
                                                                   2001        1.000           1.181                  32,597

   Smith Barney Mid Cap Core Portfolio (5/01)..................    2005        1.347           1.431                  61,850
                                                                   2004        1.244           1.347                  61,162
                                                                   2003        0.978           1.244                  77,854
                                                                   2002        1.232           0.978                  78,770
                                                                   2001        1.000           1.232                  19,454

   Smith Barney Money Market Portfolio (9/98)..................    2005        0.970           0.978                 289,848
                                                                   2004        0.981           0.970                  53,765
                                                                   2003        0.993           0.981                  56,356

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Smith Barney Money Market Portfolio (continued)..........   2002        1.000           0.993                  82,752
                                                               2001        1.000           1.000                  36,958

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)......   2005        0.976           1.031                  25,040
                                                               2004        0.932           0.976                  21,578
                                                               2003        0.748           0.932                  36,299
                                                               2002        1.133           0.748                  36,323
                                                               2001        1.000           1.133                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.398           1.439                  62,563
                                                               2004        1.233           1.398                  62,886
                                                               2003        0.886           1.233                  79,146
                                                               2002        1.215           0.886                  80,922
                                                               2001        1.000           1.215                      --

Variable Insurance Products Fund
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.643           1.902                 141,719
                                                               2004        1.344           1.643                 152,004
                                                               2003        0.991           1.344                 157,932
                                                               2002        1.123           0.991                 148,745
                                                               2001        1.000           1.123                  15,974

Wells Fargo Variable Trust
   Wells Fargo Advantage Multi Cap Value Fund (11/98).......   2005        1.397           1.597                      --
                                                               2004        1.220           1.397                      --
                                                               2003        0.899           1.220                      --
                                                               2002        1.193           0.899                      --
                                                               2001        1.000           1.193                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                           UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                                   BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                               YEAR        YEAR         END OF YEAR          END OF YEAR
---------------------------------------------------------------    ----    -------------   -------------       ----------------
   Capital Appreciation Fund (5/05)............................    2005        1.000           1.142                  18,288

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01).............    2005        0.989           1.023                 155,803
                                                                   2004        0.955           0.989                 173,459
                                                                   2003        0.780           0.955                 174,862
                                                                   2002        1.142           0.780                 188,376
                                                                   2001        1.000           1.142                  77,881

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/01)......................................................    2005        1.228           1.257               2,384,692
                                                                   2004        1.127           1.228               2,404,331
                                                                   2003        0.871           1.127               2,359,557
                                                                   2002        1.144           0.871               1,324,525
                                                                   2001        1.000           1.144                 433,464

   AllianceBernstein Large -- Cap Growth Portfolio -- Class B
   (5/01)......................................................    2005        1.026           1.154                 701,249
                                                                   2004        0.967           1.026                 774,344
                                                                   2003        0.801           0.967               1,229,563
                                                                   2002        1.182           0.801                 368,128
                                                                   2001        1.000           1.182                 642,184

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03).................    2005        1.433           1.601               2,305,715
                                                                   2004        1.290           1.433               1,526,780
                                                                   2003        1.000           1.290                 465,965

   Growth Fund -- Class 2 Shares (5/03)........................    2005        1.369           1.557               6,660,267
                                                                   2004        1.242           1.369               6,272,801
                                                                   2003        1.000           1.242               2,228,383

   Growth -- Income Fund -- Class 2 Shares (5/03)..............    2005        1.348           1.397               8,074,676
                                                                   2004        1.247           1.348               7,597,763
                                                                   2003        1.000           1.247               2,218,734

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98).......    2005        1.791           2.243                 101,444
                                                                   2004        1.464           1.791                 139,033
                                                                   2003        1.046           1.464                 156,838

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Credit Suisse Trust Emerging Markets Portfolio              2002        1.208           1.046                  91,419
   (continued)..............................................
                                                               2001        1.000           1.208                  11,914

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/98)........   2005        1.901           1.995               1,764,094
                                                               2004        1.477           1.901               2,450,775
                                                               2003        1.126           1.477               1,544,105
                                                               2002        1.100           1.126                 385,208
                                                               2001        1.000           1.100                  87,129

   Delaware VIP Small Cap Value Series -- Standard Class
   (11/98)..................................................   2005        1.824           1.954               1,483,131
                                                               2004        1.533           1.824               2,234,318
                                                               2003        1.103           1.533               1,398,791
                                                               2002        1.193           1.103                 464,807
                                                               2001        1.000           1.193                  61,060

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (8/98)...................................................   2005        1.109           1.134               1,022,561
                                                               2004        1.078           1.109               2,211,490
                                                               2003        0.909           1.078                 675,023
                                                               2002        1.114           0.909                 273,513
                                                               2001        1.000           1.114                  53,041

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (9/98)............................................   2005        1.319           1.367                 382,933
                                                               2004        1.210           1.319                 382,760
                                                               2003        0.938           1.210                 347,394
                                                               2002        1.185           0.938                 211,836
                                                               2001        1.000           1.185                  66,604

Franklin Templeton Variable Insurance Products Trust
   Franklin Small -- Mid Cap Growth Securities Fund --
   Class 2 Shares (12/98)...................................   2005        1.257           1.290               2,002,309
                                                               2004        1.151           1.257               1,968,975
                                                               2003        0.857           1.151               1,787,262
                                                               2002        1.227           0.857                 376,676
                                                               2001        1.000           1.227                  47,052

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.137           1.230               2,588,846
                                                               2004        1.030           1.137               1,489,589
                                                               2003        0.841           1.030                 785,960
                                                               2002        1.000           0.841                  72,324

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (11/98)...........................................   2005        2.036           2.541               1,547,055
                                                               2004        1.667           2.036               1,421,295
                                                               2003        1.113           1.667                 793,163
                                                               2002        1.138           1.113                 175,803
                                                               2001        1.000           1.138                  28,505

   Templeton Foreign Securities Fund -- Class 2 Shares
   (8/98)...................................................   2005        1.358           1.465               5,742,840
                                                               2004        1.170           1.358               5,959,278
                                                               2003        0.904           1.170               3,633,035
                                                               2002        1.133           0.904                 581,551
                                                               2001        1.000           1.133                  51,101

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................   2005        1.192           1.218               2,599,494
                                                               2004        1.119           1.192               2,707,688
                                                               2003        0.917           1.119               1,982,492
                                                               2002        1.136           0.917                 767,635
                                                               2001        1.000           1.136                 301,770

   Fundamental Value Portfolio (5/01).......................   2005        1.299           1.333               3,444,547
                                                               2004        1.226           1.299               5,197,043
                                                               2003        0.903           1.226               3,618,482
                                                               2002        1.172           0.903               1,856,925
                                                               2001        1.000           1.172                 655,357

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00).....   2005        1.141           1.252                 143,355
                                                               2004        1.043           1.141                 138,228
                                                               2003        0.862           1.043                 119,080
                                                               2002        1.126           0.862                 117,085
                                                               2001        1.000           1.126                 555,506

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   International Growth Portfolio -- Service Shares (5/00)..   2005        1.303           1.684                 271,727
                                                               2004        1.121           1.303                 380,495
                                                               2003        0.851           1.121                 546,072
                                                               2002        1.171           0.851                 106,103
                                                               2001        1.000           1.171                  50,978

   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.268           1.391                 350,531
                                                               2004        1.075           1.268                 341,062
                                                               2003        0.815           1.075                 457,783
                                                               2002        1.157           0.815                  70,170
                                                               2001        1.000           1.157                  43,567

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.496           1.523                 670,402
                                                               2004        1.330           1.496                 692,654
                                                               2003        1.000           1.330                 104,407

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.366           1.382               3,135,258
                                                               2004        1.239           1.366               3,210,132
                                                               2003        1.000           1.239               1,315,578

   Mid -- Cap Value Portfolio (5/03)........................   2005        1.523           1.614               3,654,770
                                                               2004        1.254           1.523               3,639,144
                                                               2003        1.000           1.254               1,391,763

Met Investors Series Trust
   Legg Mason Value Equity Portfolio -- Class B (11/05).....   2005        1.000           1.044                  80,558

   Lord Abbett Growth and Income Portfolio -- Class B
   (11/05)..................................................   2005        1.000           1.025                  74,396

   Lord Abbett Growth Opportunities Portfolio -- Class B
   (11/05)..................................................   2005        1.000           1.033                  31,420

   Lord Abbett Mid -- Cap Value Portfolio -- Class B
   (11/05)..................................................   2005        1.000           1.035                      --

   MFS(R) Research International Portfolio -- Class B
   (11/05)..................................................   2005        1.000           1.060                  13,651

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Neuberger Berman Real Estate Portfolio -- Class B
   (11/05)..................................................   2005        1.000           1.074                  13,302

   PIMCO Inflation Protected Bond Portfolio -- Class B
   (11/05)..................................................   2005        1.000           1.000                  76,269

   PIMCO Total Return Portfolio -- Class B (11/05)..........   2005        1.000           1.011                 121,947

   Van Kampen Comstock Portfolio -- Class B (12/05).........   2005        1.012           1.009                   4,073

Metropolitan Series Fund
   Salomon Brothers U.S. Government Portfolio -- Class B
   (11/05)..................................................   2005        1.000           1.005                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/05).....   2005        1.000           0.992               1,052,212

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.131           1.134              15,569,241
                                                               2004        1.101           1.131              15,243,660
                                                               2003        1.070           1.101               9,367,828
                                                               2002        1.002           1.070               3,650,929
                                                               2001        1.000           1.002                 932,812

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.157           1.215                  30,256
                                                               2004        1.099           1.157                  31,231
                                                               2003        0.850           1.099                  30,741
                                                               2002        1.233           0.850                  33,270
                                                               2001        1.000           1.233                  21,987

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.313           1.442                 486,968
                                                               2004        1.154           1.313                 507,053
                                                               2003        0.917           1.154                 754,014
                                                               2002        1.137           0.917                 360,935
                                                               2001        1.000           1.137                  77,809

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.769           1.854                 378,975
                                                               2004        1.431           1.769                 487,752
                                                               2003        0.976           1.431                 395,754

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (continued)..............................................   2002        1.220           0.976                 191,001
                                                               2001        1.000           1.220                  37,235

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01)...........................   2005        1.194           1.216                 753,803
                                                               2004        1.126           1.194                 964,447
                                                               2003        0.827           1.126               1,369,096
                                                               2002        1.127           0.827                 819,215
                                                               2001        1.000           1.127                 173,026

   High Yield Bond Fund -- Class I (11/05)..................   2005        1.000           1.012                      --

   Investors Fund -- Class I (10/98)........................   2005        1.196           1.247               2,114,499
                                                               2004        1.106           1.196               2,253,394
                                                               2003        0.854           1.106               1,837,879
                                                               2002        1.133           0.854               1,005,163
                                                               2001        1.000           1.133                 220,043

   Small Cap Growth Fund -- Class I (11/05).................   2005        1.010           1.035                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)..........   2005        0.983           0.961               1,090,566
                                                               2004        0.971           0.983                 848,997
                                                               2003        0.803           0.971                 402,294
                                                               2002        1.000           0.803                 148,905

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (5/04).............................................   2005        1.042           1.074               1,463,636
                                                               2004        1.001           1.042               1,505,018

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (5/04).........................................   2005        1.069           1.116                 219,186
                                                               2004        0.998           1.069                 465,661

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (5/04).............................................   2005        1.036           1.051                  70,609
                                                               2004        1.000           1.036                 289,321

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/98)................   2005        1.187           1.264                 334,830
                                                               2004        1.138           1.187                 357,744
                                                               2003        0.899           1.138                 287,290
                                                               2002        1.206           0.899                  67,654
                                                               2001        1.000           1.206                     822

   Disciplined Mid Cap Stock Portfolio (8/98)...............   2005        1.495           1.646                      --
                                                               2004        1.311           1.495                      --
                                                               2003        1.001           1.311                      --
                                                               2002        1.193           1.001                      --
                                                               2001        1.000           1.193                      --

   Equity Income Portfolio (5/03)...........................   2005        1.329           1.360               1,381,277
                                                               2004        1.235           1.329               1,801,203
                                                               2003        1.000           1.235               1,020,254

   Federated High Yield Portfolio (5/02)....................   2005        1.262           1.267               2,708,512
                                                               2004        1.167           1.262               3,353,640
                                                               2003        0.974           1.167               1,826,676
                                                               2002        1.000           0.974                 208,526

   Large Cap Portfolio (8/98)...............................   2005        1.094           1.165               2,840,619
                                                               2004        1.049           1.094               1,947,535
                                                               2003        0.859           1.049               1,766,727
                                                               2002        1.137           0.859                 585,787
                                                               2001        1.000           1.137                  77,150

   Mercury Large Cap Core Portfolio (11/98).................   2005        1.136           1.246                 131,705
                                                               2004        1.001           1.136                 138,342
                                                               2003        0.843           1.001                 112,239
                                                               2002        1.151           0.843                  82,716
                                                               2001        1.000           1.151                  59,692

   MFS Emerging Growth Portfolio (5/01).....................   2005        1.095           1.061                      --
                                                               2004        0.992           1.095                 120,049
                                                               2003        0.784           0.992                 141,930
                                                               2002        1.218           0.784                  48,941
                                                               2001        1.000           1.218                   1,253

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   MFS Mid Cap Growth Portfolio (5/00)......................   2005        0.917           0.926               3,102,313
                                                               2004        0.821           0.917               3,154,274
                                                               2003        0.612           0.821               2,905,336
                                                               2002        1.221           0.612               1,401,208
                                                               2001        1.000           1.221                 191,437

   MFS Total Return Portfolio (11/05).......................   2005        1.000           1.009                   8,444

   MFS Value Portfolio (11/98)..............................   2005        1.326           1.383               2,507,787
                                                               2004        1.168           1.326               2,695,357
                                                               2003        0.957           1.168               2,758,053
                                                               2002        1.125           0.957               1,012,827
                                                               2001        1.000           1.125                 213,699

   Mondrian International Stock Portfolio (7/98)............   2005        1.287           1.381               5,046,851
                                                               2004        1.136           1.287               5,119,168
                                                               2003        0.902           1.136               2,857,308
                                                               2002        1.058           0.902                 957,940
                                                               2001        1.000           1.058                 106,751

   Pioneer Fund Portfolio (5/03)............................   2005        1.318           1.368                 467,172
                                                               2004        1.211           1.318                 365,864
                                                               2003        1.000           1.211                 223,609

   Pioneer Mid Cap Value Portfolio (5/05)...................   2005        1.000           1.083                  54,731

   Strategic Equity Portfolio (5/01)........................   2005        1.045           1.045                 621,296
                                                               2004        0.969           1.045                 459,029
                                                               2003        0.746           0.969                 357,922
                                                               2002        1.147           0.746                 111,003
                                                               2001        1.000           1.147                  60,428

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.138                 100,081

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.104                  40,388

   Travelers Managed Income Portfolio (7/98)................   2005        1.049           1.041               9,614,575
                                                               2004        1.041           1.049               9,690,173
                                                               2003        0.981           1.041               7,805,365

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Travelers Managed Income Portfolio  (continued)..........   2002        0.980           0.981               3,230,893
                                                               2001        1.000           0.980                 728,910

   U.S. Government Securities Portfolio (8/98)..............   2005        1.161           1.186               1,604,458
                                                               2004        1.117           1.161               1,747,149
                                                               2003        1.110           1.117               1,211,784
                                                               2002        0.998           1.110                 951,673
                                                               2001        1.000           0.998                 267,096

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (5/04)...................................................   2005        0.993           0.995                 762,229
                                                               2004        1.000           0.993                 757,416

   Smith Barney Aggressive Growth Portfolio (5/00)..........   2005        1.134           1.240               6,596,149
                                                               2004        1.053           1.134               7,656,226
                                                               2003        0.799           1.053               4,466,282
                                                               2002        1.212           0.799               2,012,701
                                                               2001        1.000           1.212               1,056,299

   Smith Barney High Income Portfolio (8/98)................   2005        1.327           1.333               1,334,262
                                                               2004        1.227           1.327               1,425,015
                                                               2003        0.982           1.227               1,000,019
                                                               2002        1.037           0.982                 283,108
                                                               2001        1.000           1.037                  76,534

   Smith Barney Large Capitalization Growth Portfolio
   (8/98)...................................................   2005        1.235           1.273               6,473,333
                                                               2004        1.257           1.235               8,241,514
                                                               2003        0.870           1.257               4,983,077
                                                               2002        1.181           0.870               2,021,347
                                                               2001        1.000           1.181                 540,144

   Smith Barney Mid Cap Core Portfolio (5/01)...............   2005        1.341           1.422               2,734,933
                                                               2004        1.240           1.341               3,066,625
                                                               2003        0.976           1.240               2,660,894
                                                               2002        1.232           0.976                 962,056
                                                               2001        1.000           1.232                 150,616

   Smith Barney Money Market Portfolio (9/98)...............   2005        0.965           0.972               6,127,055
                                                               2004        0.977           0.965               4,780,485
                                                               2003        0.992           0.977               3,224,526

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Smith Barney Money Market Portfolio (continued).........    2002        1.000           0.992               2,136,289
                                                               2001        1.000           1.000                 514,730

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)......   2005        0.972           1.024                 215,081
                                                               2004        0.929           0.972                 241,172
                                                               2003        0.747           0.929                 272,531
                                                               2002        1.133           0.747                 152,259
                                                               2001        1.000           1.133                  77,131

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.391           1.429                 694,730
                                                               2004        1.229           1.391                 797,779
                                                               2003        0.884           1.229                 572,008
                                                               2002        1.214           0.884                 236,075
                                                               2001        1.000           1.214                  49,363

Variable Insurance Products Fund
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.635           1.890               1,560,507
                                                               2004        1.339           1.635               1,651,689
                                                               2003        0.989           1.339               1,164,895
                                                               2002        1.123           0.989                 261,059
                                                               2001        1.000           1.123                  75,949

Wells Fargo Variable Trust
   Wells Fargo Advantage Multi Cap Value Fund (11/98).......   2005        1.391           1.587                      --
                                                               2004        1.216           1.391                      --
                                                               2003        0.897           1.216                      --
                                                               2002        1.193           0.897                      --
                                                               2001        1.000           1.193                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Capital Appreciation Fund (5/05).........................   2005        1.000           1.141                  25,639

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.150           1.189                      --
                                                               2004        1.111           1.150                      --
                                                               2003        1.000           1.111                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/01)...................................................   2005        1.218           1.246                 108,065
                                                               2004        1.119           1.218                      --
                                                               2003        1.000           1.119                      --

   AllianceBernstein Large -- Cap Growth Portfolio --
   Class B (5/01)...........................................   2005        1.158           1.301                   3,722
                                                               2004        1.092           1.158                      --
                                                               2003        1.000           1.092                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............   2005        1.318           1.471                 471,155
                                                               2004        1.187           1.318                      --
                                                               2003        1.000           1.187                      --

   Growth Fund -- Class 2 Shares (5/03).....................   2005        1.264           1.437               1,068,403
                                                               2004        1.148           1.264                      --
                                                               2003        1.000           1.148                      --

   Growth-Income Fund -- Class 2 Shares (5/03)..............   2005        1.238           1.281               1,142,195
                                                               2004        1.146           1.238                      --
                                                               2003        1.000           1.146                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)....   2005        1.494           1.870                      --
                                                               2004        1.223           1.494                      --
                                                               2003        1.000           1.223                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/98)........   2005        1.468           1.540                 317,571
                                                               2004        1.142           1.468                      --
                                                               2003        1.000           1.142                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                                  BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                              YEAR        YEAR         END OF YEAR          END OF YEAR
---------------------------------------------------------------   ----    -------------   -------------       ----------------
   Delaware VIP Small Cap Value Series -- Standard Class
   (11/98).....................................................   2005        1.411           1.511                 180,475
                                                                  2004        1.187           1.411                      --
                                                                  2003        1.000           1.187                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (8/98)......................................................   2005        1.142           1.166                 107,878
                                                                  2004        1.112           1.142                      --
                                                                  2003        1.000           1.112                      --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (9/98)...............................................   2005        1.250           1.294                  11,132
                                                                  2004        1.148           1.250                      --
                                                                  2003        1.000           1.148                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small -- Mid Cap Growth Securities Fund -- Class 2
   Shares (12/98)..............................................   2005        1.300           1.332                  41,592
                                                                  2004        1.192           1.300                      --
                                                                  2003        1.000           1.192                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)......   2005        1.230           1.331                 351,822
                                                                  2004        1.117           1.230                      --
                                                                  2003        1.000           1.117                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (11/98)..............................................   2005        1.540           1.920                 264,164
                                                                  2004        1.262           1.540                      --
                                                                  2003        1.000           1.262                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (8/98)......................................................   2005        1.362           1.468               1,016,713
                                                                  2004        1.175           1.362                      --
                                                                  2003        1.000           1.175                      --

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)...............................   2005        1.191           1.215                  95,444
                                                                  2004        1.119           1.191                      --
                                                                  2003        1.000           1.119                      --

\
                         CONDENSED FINANCIAL INFORMATION

                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Fundamental Value Portfolio (5/01).......................   2005        1.237           1.268                  70,446
                                                               2004        1.168           1.237                      --
                                                               2003        1.000           1.168                      --

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00).....   2005        1.226           1.344                  16,304
                                                               2004        1.122           1.226                      --
                                                               2003        1.000           1.122                      --

   International Growth Portfolio -- Service Shares (5/00)..   2005        1.417           1.829                      --
                                                               2004        1.220           1.417                      --
                                                               2003        1.000           1.220                      --

   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.345           1.474                  70,598
                                                               2004        1.141           1.345                      --
                                                               2003        1.000           1.141                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.318           1.341                 194,936
                                                               2004        1.172           1.318                      --
                                                               2003        1.000           1.172                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.256           1.269                 491,136
                                                               2004        1.140           1.256                      --
                                                               2003        1.000           1.140                      --

   Mid -- Cap Value Portfolio (5/03)........................   2005        1.402           1.484                 268,963
                                                               2004        1.155           1.402                      --
                                                               2003        1.000           1.155                      --

Met Investors Series Trust
   Legg Mason Value Equity Portfolio -- Class B (11/05).....   2005        1.000           1.044                  85,933

   Lord Abbett Growth and Income Portfolio -- Class B
   (11/05)..................................................   2005        1.000           1.024                  48,784

   Lord Abbett Growth Opportunities Portfolio -- Class B
   (11/05)..................................................   2005        1.000           1.033                  74,704

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                                  BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                              YEAR        YEAR         END OF YEAR          END OF YEAR
---------------------------------------------------------------   ----    -------------   -------------       ----------------
   Lord Abbett Mid -- Cap Value Portfolio -- Class B (11/05)...   2005        1.000           1.035                   6,320

   MFS(R) Research International Portfolio -- Class B
   (11/05).....................................................   2005        1.000           1.060                  38,614

   Neuberger Berman Real Estate Portfolio -- Class B (11/05)...   2005        1.000           1.074                  33,485

   PIMCO Inflation Protected Bond Portfolio -- Class B
   (11/05).....................................................   2005        1.000           0.999                  25,261

   PIMCO Total Return Portfolio -- Class B (11/05).............   2005        1.000           1.011                 151,317

   Van Kampen Comstock Portfolio -- Class B (12/05)............   2005        1.012           1.009                      --

Metropolitan Series Fund
   Salomon Brothers U.S. Government Portfolio -- Class B
   (11/05).....................................................   2005        1.000           1.005                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/05)........   2005        1.000           0.991                 700,936

   Total Return Portfolio -- Administrative Class (5/01).......   2005        1.051           1.053               1,888,610
                                                                  2004        1.024           1.051                      --
                                                                  2003        1.000           1.024                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)...   2005        1.184           1.243                      --
                                                                  2004        1.125           1.184                      --
                                                                  2003        1.000           1.125                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)......................................................   2005        1.341           1.472                      --
                                                                  2004        1.180           1.341                      --
                                                                  2003        1.000           1.180                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)....   2005        1.526           1.598                  75,137
                                                                  2004        1.236           1.526                      --
                                                                  2003        1.000           1.236                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01)...........................   2005        1.239           1.261                      --
                                                               2004        1.169           1.239                      --
                                                               2003        1.000           1.169                      --

   High Yield Bond Fund -- Class I (11/05)..................   2005        1.000           1.011                      --

   Investors Fund -- Class I (10/98)........................   2005        1.238           1.290                  96,816
                                                               2004        1.146           1.238                      --
                                                               2003        1.000           1.146                      --

   Small Cap Growth Fund -- Class I (11/05).................   2005        1.010           1.035                   5,714

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)..........   2005        1.113           1.087                  20,124
                                                               2004        1.101           1.113                      --
                                                               2003        1.000           1.101                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (5/04).............................................   2005        1.041           1.072                 264,565
                                                               2004        1.001           1.041                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (5/04).........................................   2005        1.068           1.114                 477,989
                                                               2004        0.998           1.068                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (5/04).............................................   2005        1.035           1.049                      --
                                                               2004        1.000           1.035                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/98)................   2005        1.184           1.259                  26,121
                                                               2004        1.136           1.184                      --
                                                               2003        1.000           1.136                      --

   Disciplined Mid Cap Stock Portfolio (8/98)...............   2005        1.335           1.468                      --
                                                               2004        1.172           1.335                      --
                                                               2003        1.000           1.172                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Equity Income Portfolio (5/03)...........................   2005        1.217           1.243                 181,360
                                                               2004        1.132           1.217                      --
                                                               2003        1.000           1.132                      --

   Federated High Yield Portfolio (5/02)....................   2005        1.177           1.181                 169,951
                                                               2004        1.090           1.177                      --
                                                               2003        1.000           1.090                      --

   Large Cap Portfolio (8/98)...............................   2005        1.170           1.244                  99,415
                                                               2004        1.123           1.170                      --
                                                               2003        1.000           1.123                      --

   Mercury Large Cap Core Portfolio (11/98).................   2005        1.235           1.353                   7,394
                                                               2004        1.089           1.235                      --
                                                               2003        1.000           1.089                      --

   MFS Emerging Growth Portfolio (5/01).....................   2005        1.218           1.181                      --
                                                               2004        1.105           1.218                      --
                                                               2003        1.000           1.105                      --

   MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.263           1.273                 286,980
                                                               2004        1.131           1.263                      --
                                                               2003        1.000           1.131                      --

   MFS Total Return Portfolio (11/05).......................   2005        1.000           1.009                  39,965

   MFS Value Portfolio (11/98)..............................   2005        1.297           1.351                 276,968
                                                               2004        1.143           1.297                      --
                                                               2003        1.000           1.143                      --

   Mondrian International Stock Portfolio (7/98)............   2005        1.311           1.405                 273,549
                                                               2004        1.158           1.311                      --
                                                               2003        1.000           1.158                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.225           1.270                 150,426
                                                               2004        1.126           1.225                      --
                                                               2003        1.000           1.126                      --

   Pioneer Mid Cap Value Portfolio (5/05)...................   2005        1.000           1.083                  60,969

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Strategic Equity Portfolio (5/01)........................   2005        1.203           1.201                  47,461
                                                               2004        1.116           1.203                      --
                                                               2003        1.000           1.116                      --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.137                  34,753

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.103                  34,866

   Travelers Managed Income Portfolio (7/98)................   2005        1.035           1.026                 315,130
                                                               2004        1.029           1.035                      --
                                                               2003        1.000           1.029                      --

   U.S. Government Securities Portfolio (8/98)..............   2005        1.064           1.086                  56,166
                                                               2004        1.025           1.064                      --
                                                               2003        1.000           1.025                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (5/04)...................................................   2005        0.992           0.993                  52,674
                                                               2004        1.000           0.992                      --

   Smith Barney Aggressive Growth Portfolio (5/00)..........   2005        1.221           1.334                 349,163
                                                               2004        1.135           1.221                      --
                                                               2003        1.000           1.135                      --

   Smith Barney High Income Portfolio (8/98)................   2005        1.189           1.194                  48,347
                                                               2004        1.101           1.189                      --
                                                               2003        1.000           1.101                      --

   Smith Barney Large Capitalization Growth Portfolio
   (8/98)...................................................   2005        1.147           1.180                 278,957
                                                               2004        1.168           1.147                      --
                                                               2003        1.000           1.168                      --

   Smith Barney Mid Cap Core Portfolio (5/01)...............   2005        1.251           1.325                  78,071
                                                               2004        1.158           1.251                      --
                                                               2003        1.000           1.158                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Smith Barney Money Market Portfolio (9/98)...............   2005        0.981           0.986                 475,329
                                                               2004        0.994           0.981                      --
                                                               2003        1.000           0.994                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)......   2005        1.164           1.225                  35,270
                                                               2004        1.114           1.164                      --
                                                               2003        1.000           1.114                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.395           1.432                  45,510
                                                               2004        1.234           1.395                      --
                                                               2003        1.000           1.234                      --

Variable Insurance Products Fund
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.460           1.686                 189,275
                                                               2004        1.197           1.460                      --
                                                               2003        1.000           1.197                      --

Wells Fargo Variable Trust
   Wells Fargo Advantage Multi Cap Value Fund (11/98).......   2005        1.368           1.560                      --
                                                               2004        1.198           1.368                      --
                                                               2003        1.000           1.198                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                          UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                                  BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                              YEAR        YEAR         END OF YEAR          END OF YEAR
---------------------------------------------------------------   ----    -------------   -------------       ----------------
   Capital Appreciation Fund (5/05)............................   2005        1.000           1.141                   2,660

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01).............   2005        1.305           1.348                      --
                                                                  2004        1.262           1.305                      --
                                                                  2003        1.000           1.262                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/01)......................................................   2005        1.446           1.479                 437,099
                                                                  2004        1.329           1.446                 484,004
                                                                  2003        1.000           1.329                 227,532

   AllianceBernstein Large -- Cap Growth Portfolio -- Class B
   (5/01)......................................................   2005        1.324           1.487                 299,839
                                                                  2004        1.250           1.324                 357,309
                                                                  2003        1.000           1.250                 267,913

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03).................   2005        1.430           1.595               2,466,366
                                                                  2004        1.288           1.430               2,200,859
                                                                  2003        1.000           1.288                 914,212

   Growth Fund -- Class 2 Shares (5/03)........................   2005        1.365           1.551               8,009,511
                                                                  2004        1.241           1.365               7,302,198
                                                                  2003        1.000           1.241               3,253,276

   Growth -- Income Fund -- Class 2 Shares (5/03)..............   2005        1.345           1.392               8,465,680
                                                                  2004        1.246           1.345               8,393,182
                                                                  2003        1.000           1.246               2,734,692

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98).......   2005        1.762           2.204                   9,469
                                                                  2004        1.442           1.762                  10,777
                                                                  2003        1.000           1.442                  11,337

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                                  BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                              YEAR        YEAR         END OF YEAR          END OF YEAR
---------------------------------------------------------------   ----    -------------   -------------       ----------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/98)...........   2005        1.753           1.837               1,425,710
                                                                  2004        1.364           1.753               1,584,321
                                                                  2003        1.000           1.364                 871,698

   Delaware VIP Small Cap Value Series -- Standard Class
   (11/98).....................................................   2005        1.731           1.852               1,097,664
                                                                  2004        1.458           1.731               1,289,003
                                                                  2003        1.000           1.458                 674,431

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (8/98)......................................................   2005        1.275           1.301                 734,376
                                                                  2004        1.241           1.275                 725,577
                                                                  2003        1.000           1.241                 442,816

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (9/98)...............................................   2005        1.467           1.517                 153,162
                                                                  2004        1.347           1.467                 171,958
                                                                  2003        1.000           1.347                  87,769

Franklin Templeton Variable Insurance Products Trust
   Franklin Small -- Mid Cap Growth Securities Fund -- Class 2
   Shares (12/98)..............................................   2005        1.526           1.564               1,463,829
                                                                  2004        1.400           1.526               1,526,199
                                                                  2003        1.000           1.400               1,119,874

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)......   2005        1.391           1.504               1,454,572
                                                                  2004        1.263           1.391               1,645,352
                                                                  2003        1.000           1.263                 814,594

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (11/98)..............................................   2005        1.846           2.300               1,027,732
                                                                  2004        1.513           1.846               1,050,348
                                                                  2003        1.000           1.513                 460,993

   Templeton Foreign Securities Fund -- Class 2 Shares
   (8/98)......................................................   2005        1.561           1.681               3,469,797
                                                                  2004        1.347           1.561               3,659,739
                                                                  2003        1.000           1.347               1,542,049

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................   2005        1.338           1.364               2,761,874
                                                               2004        1.257           1.338               3,197,018
                                                               2003        1.000           1.257               1,975,761

   Fundamental Value Portfolio (5/01).......................   2005        1.503           1.540               3,083,614
                                                               2004        1.420           1.503               3,559,341
                                                               2003        1.000           1.420               1,889,614

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00).....   2005        1.359           1.490                  49,455
                                                               2004        1.245           1.359                  17,227
                                                               2003        1.000           1.245                  16,789

   International Growth Portfolio -- Service Shares (5/00)..   2005        1.634           2.108                  87,270
                                                               2004        1.408           1.634                 101,843
                                                               2003        1.000           1.408                 188,747

   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.592           1.744                 284,353
                                                               2004        1.351           1.592                 282,336
                                                               2003        1.000           1.351                 367,583

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.492           1.517                 211,420
                                                               2004        1.328           1.492                 158,979
                                                               2003        1.000           1.328                 113,935

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.363           1.376               3,034,727
                                                               2004        1.237           1.363               2,824,721
                                                               2003        1.000           1.237               1,163,832

   Mid -- Cap Value Portfolio (5/03)........................   2005        1.519           1.608               4,129,652
                                                               2004        1.252           1.519               4,278,276
                                                               2003        1.000           1.252               1,982,499

Met Investors Series Trust
   Legg Mason Value Equity Portfolio -- Class B (11/05).....   2005        1.000           1.044                  44,733

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                                  BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                              YEAR        YEAR         END OF YEAR          END OF YEAR
---------------------------------------------------------------   ----    -------------   -------------       ----------------
   Lord Abbett Growth and Income Portfolio -- Class B
   (11/05).....................................................   2005        1.000           1.024                  14,686

   Lord Abbett Growth Opportunities Portfolio -- Class B
   (11/05).....................................................   2005        1.000           1.032                  50,364

   Lord Abbett Mid -- Cap Value Portfolio -- Class B (11/05)...   2005        1.000           1.035                  17,107

   MFS(R) Research International Portfolio -- Class B
   (11/05).....................................................   2005        1.000           1.060                  14,971

   Neuberger Berman Real Estate Portfolio -- Class B (11/05)...   2005        1.000           1.074                   9,731

   PIMCO Inflation Protected Bond Portfolio -- Class B
   (11/05).....................................................   2005        1.000           0.999                  26,279

   PIMCO Total Return Portfolio -- Class B (11/05).............   2005        1.000           1.011                 106,626

   Van Kampen Comstock Portfolio -- Class B (12/05)............   2005        1.012           1.009                      --

Metropolitan Series Fund
   Salomon Brothers U.S. Government Portfolio -- Class B
   (11/05).....................................................   2005        1.000           1.005                  20,975

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/05)........   2005        1.000           0.991                  56,983

   Total Return Portfolio -- Administrative Class (5/01).......   2005        1.048           1.050              12,275,319
                                                                  2004        1.022           1.048              11,809,695
                                                                  2003        1.000           1.022               5,186,452

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)...   2005        1.402           1.470                      --
                                                                  2004        1.333           1.402                   2,297
                                                                  2003        1.000           1.333                   2,275

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)......................................................   2005        1.510           1.657                 135,576
                                                                  2004        1.329           1.510                 177,649
                                                                  2003        1.000           1.329                 123,759

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.902           1.991                 342,791
                                                               2004        1.541           1.902                 335,159
                                                               2003        1.000           1.541                 192,053

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01)...........................   2005        1.484           1.509                 268,561
                                                               2004        1.401           1.484                 449,721
                                                               2003        1.000           1.401                 212,563

   High Yield Bond Fund -- Class I (11/05)..................   2005        1.000           1.011                   7,552

   Investors Fund -- Class I (10/98)........................   2005        1.447           1.507               1,339,032
                                                               2004        1.341           1.447               1,284,573
                                                               2003        1.000           1.341                 800,109

   Small Cap Growth Fund -- Class I (11/05).................   2005        1.010           1.035                   5,452

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)..........   2005        1.265           1.235                 650,105
                                                               2004        1.252           1.265                 589,089
                                                               2003        1.000           1.252                 298,164

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (5/04).............................................   2005        1.041           1.071               6,533,653
                                                               2004        1.001           1.041               6,179,426

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (5/04).........................................   2005        1.068           1.113               1,662,299
                                                               2004        0.998           1.068                 622,767

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (5/04).............................................   2005        1.035           1.048                 578,576
                                                               2004        1.000           1.035                 739,669

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/98)................   2005        1.352           1.437                 238,619
                                                               2004        1.298           1.352                 283,781
                                                               2003        1.000           1.298                 215,165

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Disciplined Mid Cap Stock Portfolio (8/98)...............   2005        1.555           1.710                      --
                                                               2004        1.366           1.555                      --
                                                               2003        1.000           1.366                      --

   Equity Income Portfolio (5/03)...........................   2005        1.326           1.354                 963,533
                                                               2004        1.234           1.326                 939,586
                                                               2003        1.000           1.234                 511,975

   Federated High Yield Portfolio (5/02)....................   2005        1.280           1.284               2,710,408
                                                               2004        1.186           1.280               2,708,708
                                                               2003        1.000           1.186               1,564,317

   Large Cap Portfolio (8/98)...............................   2005        1.308           1.390               1,045,024
                                                               2004        1.256           1.308                 984,150
                                                               2003        1.000           1.256                 620,861

   Mercury Large Cap Core Portfolio (11/98).................   2005        1.400           1.534                  21,927
                                                               2004        1.236           1.400                  35,095
                                                               2003        1.000           1.236                  14,244

   MFS Emerging Growth Portfolio (5/01).....................   2005        1.412           1.368                      --
                                                               2004        1.281           1.412                  29,597
                                                               2003        1.000           1.281                  13,938

   MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.506           1.517                 937,755
                                                               2004        1.350           1.506                 900,000
                                                               2003        1.000           1.350                 529,759

   MFS Total Return Portfolio (11/05).......................   2005        1.000           1.009                  14,070

   MFS Value Portfolio (11/98)..............................   2005        1.452           1.511               1,269,076
                                                               2004        1.280           1.452               1,089,185
                                                               2003        1.000           1.280               1,010,704

   Mondrian International Stock Portfolio (7/98)............   2005        1.492           1.597               2,042,158
                                                               2004        1.318           1.492               2,055,744
                                                               2003        1.000           1.318                 879,858

   Pioneer Fund Portfolio (5/03)............................   2005        1.315           1.363                 325,883
                                                               2004        1.210           1.315                 385,499
                                                               2003        1.000           1.210                 297,037

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Pioneer Mid Cap Value Portfolio (5/05)...................   2005        1.000           1.082                  63,432

   Strategic Equity Portfolio (5/01)........................   2005        1.415           1.412                 115,477
                                                               2004        1.313           1.415                 104,085
                                                               2003        1.000           1.313                  66,114

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.137                  49,461

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.103                  15,063

   Travelers Managed Income Portfolio (7/98)................   2005        1.061           1.051               4,185,217
                                                               2004        1.055           1.061               4,426,510
                                                               2003        1.000           1.055               1,849,660

   U.S. Government Securities Portfolio (8/98)..............   2005        1.045           1.066                 810,471
                                                               2004        1.007           1.045                 984,777
                                                               2003        1.000           1.007                 362,745

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (5/04)...................................................   2005        0.992           0.993                 888,947
                                                               2004        1.000           0.992               1,072,675

   Smith Barney Aggressive Growth Portfolio (5/00)..........   2005        1.445           1.578               4,520,876
                                                               2004        1.345           1.445               4,753,800
                                                               2003        1.000           1.345               2,580,040

   Smith Barney High Income Portfolio (8/98)................   2005        1.321           1.325               1,575,439
                                                               2004        1.223           1.321               1,723,131
                                                               2003        1.000           1.223               1,049,128

   Smith Barney Large Capitalization Growth Portfolio
   (8/98)...................................................   2005        1.429           1.470               3,790,744
                                                               2004        1.456           1.429               4,374,147
                                                               2003        1.000           1.456               2,303,053

   Smith Barney Mid Cap Core Portfolio (5/01)...............   2005        1.427           1.511               1,762,052
                                                               2004        1.322           1.427               1,936,426
                                                               2003        1.000           1.322               1,246,271

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                YEAR      YEAR        END OF YEAR     END OF YEAR
----------------                                              ----  -------------  -------------  ---------------
   Smith Barney Money Market Portfolio (9/98)...............  2005      0.973         0.978          2,655,641
                                                              2004      0.986         0.973          2,954,897
                                                              2003      1.000         0.986            844,055

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)......  2005      1.306         1.375             81,882
                                                              2004      1.251         1.306             83,134
                                                              2003      1.000         1.251             67,027

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................  2005      1.629         1.671            621,190
                                                              2004      1.441         1.629          1,106,896
                                                              2003      1.000         1.441            306,971

Variable Insurance Products Fund
   Mid Cap Portfolio -- Service Class 2 (5/01)..............  2005      1.718         1.983          1,009,977
                                                              2004      1.409         1.718          1,096,562
                                                              2003      1.000         1.409            608,924

Wells Fargo Variable Trust
   Wells Fargo Advantage Multi Cap Value Fund (11/98).......  2005      1.657         1.887                 --
                                                              2004      1.451         1.657                 --
                                                              2003      1.000         1.451                 --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                YEAR      YEAR        END OF YEAR     END OF YEAR
----------------                                              ----  -------------  -------------  ---------------
   Capital Appreciation Fund (5/05).........................  2005      1.000         1.140               --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........  2005      1.302         1.344               --
                                                              2004      1.261         1.302               --
                                                              2003      1.000         1.261               --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/01)...........................................  2005      1.443         1.474          146,898
                                                              2004      1.328         1.443               --
                                                              2003      1.000         1.328               --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (5/01)...................................................  2005      1.321         1.482           14,864
                                                              2004      1.249         1.321               --
                                                              2003      1.000         1.249               --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............  2005      1.427         1.590          218,463
                                                              2004      1.287         1.427            9,281
                                                              2003      1.000         1.287            9,281

   Growth Fund -- Class 2 Shares (5/03).....................  2005      1.363         1.547          639,741
                                                              2004      1.240         1.363            8,000
                                                              2003      1.000         1.240            8,000

   Growth -- Income Fund -- Class 2 Shares (5/03)...........  2005      1.342         1.388          482,371
                                                              2004      1.245         1.342           26,940
                                                              2003      1.000         1.245           16,887

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)....  2005      1.758         2.197               --
                                                              2004      1.441         1.758               --
                                                              2003      1.000         1.441               --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/98)........  2005      1.750         1.832          165,747
                                                              2004      1.363         1.750           19,873
                                                              2003      1.000         1.363           13,505

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                YEAR      YEAR        END OF YEAR     END OF YEAR
----------------                                              ----  -------------  -------------  ---------------
   Delaware VIP Small Cap Value Series -- Standard Class
   (11/98)..................................................  2005      1.728         1.847          146,797
                                                              2004      1.456         1.728           37,180
                                                              2003      1.000         1.456           21,929

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (8/98)...................................................  2005      1.273         1.298           22,450
                                                              2004      1.240         1.273           18,676
                                                              2003      1.000         1.240               --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (9/98)............................................  2005      1.464         1.513           28,703
                                                              2004      1.346         1.464               --
                                                              2003      1.000         1.346               --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (12/98)...........................................  2005      1.523         1.559           52,519
                                                              2004      1.399         1.523           27,179
                                                              2003      1.000         1.399           35,818

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...  2005      1.389         1.500          149,204
                                                              2004      1.262         1.389           61,960
                                                              2003      1.000         1.262           62,488

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (11/98)...........................................  2005      1.842         2.293          142,579
                                                              2004      1.512         1.842            9,005
                                                              2003      1.000         1.512            3,028

   Templeton Foreign Securities Fund -- Class 2 Shares
   (8/98)...................................................  2005      1.558         1.677          680,177
                                                              2004      1.346         1.558           56,995
                                                              2003      1.000         1.346          307,258

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................  2005      1.335         1.360          163,547
                                                              2004      1.256         1.335           26,073
                                                              2003      1.000         1.256           23,846

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                YEAR      YEAR        END OF YEAR     END OF YEAR
----------------                                              ----  -------------  -------------  ---------------
   Fundamental Value Portfolio (5/01).......................  2005      1.500         1.535           42,753
                                                              2004      1.419         1.500           29,802
                                                              2003      1.000         1.419          468,509

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00).....  2005      1.357         1.486            3,441
                                                              2004      1.244         1.357               --
                                                              2003      1.000         1.244               --

   International Growth Portfolio -- Service Shares (5/00)..  2005      1.631         2.102               --
                                                              2004      1.407         1.631               --
                                                              2003      1.000         1.407               --

   Mid Cap Growth Portfolio -- Service Shares (5/00)........  2005      1.589         1.739            4,799
                                                              2004      1.350         1.589               --
                                                              2003      1.000         1.350               --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............  2005      1.490         1.513               --
                                                              2004      1.327         1.490               --
                                                              2003      1.000         1.327               --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................  2005      1.361         1.372          509,004
                                                              2004      1.237         1.361           44,374
                                                              2003      1.000         1.237           15,381

   Mid-Cap Value Portfolio (5/03)...........................  2005      1.517         1.603          543,119
                                                              2004      1.252         1.517           49,755
                                                              2003      1.000         1.252           15,556

Met Investors Series Trust
   Legg Mason Value Equity Portfolio -- Class B (11/05).....  2005      1.000         1.044           61,614

   Lord Abbett Growth and Income Portfolio -- Class B
   (11/05)..................................................  2005      1.000         1.024            2,209

   Lord Abbett Growth Opportunities Portfolio -- Class B
   (11/05)..................................................  2005      1.000         1.032           39,797

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR      YEAR        END OF YEAR     END OF YEAR
----------------                                                 ----  -------------  -------------  ---------------
   Lord Abbett Mid -- Cap Value Portfolio -- Class B (11/05)...  2005      1.000         1.035             74,097

   MFS(R) Research International Portfolio -- Class B
   (11/05).....................................................  2005      1.000         1.060              1,668

   Neuberger Berman Real Estate Portfolio -- Class B (11/05)...  2005      1.000         1.074              7,766

   PIMCO Inflation Protected Bond Portfolio -- Class B
   (11/05).....................................................  2005      1.000         0.999             41,007

   PIMCO Total Return Portfolio -- Class B (11/05).............  2005      1.000         1.011            138,019

   Van Kampen Comstock Portfolio -- Class B (12/05)............  2005      1.012         1.009                 --

Metropolitan Series Fund
   Salomon Brothers U.S. Government Portfolio -- Class B
   (11/05).....................................................  2005      1.000         1.005                 --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/05)........  2005      1.000         0.990            439,934

   Total Return Portfolio -- Administrative Class (5/01).......  2005      1.047         1.047          1,149,227
                                                                 2004      1.022         1.047             96,919
                                                                 2003      1.000         1.022             29,098

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)...  2005      1.399         1.466                 --
                                                                 2004      1.332         1.399                 --
                                                                 2003      1.000         1.332                 --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)......................................................  2005      1.507         1.652                 --
                                                                 2004      1.328         1.507                 --
                                                                 2003      1.000         1.328                 --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)....  2005      1.899         1.985             25,481
                                                                 2004      1.540         1.899                 --
                                                                 2003      1.000         1.540                 --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                YEAR      YEAR        END OF YEAR     END OF YEAR
----------------                                              ----  -------------  -------------  ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01)...........................  2005      1.481         1.505           83,993
                                                              2004      1.400         1.481           79,709
                                                              2003      1.000         1.400           62,932

   High Yield Bond Fund -- Class I (11/05)..................  2005      1.000         1.011               --

   Investors Fund -- Class I (10/98)........................  2005      1.444         1.503          313,947
                                                              2004      1.340         1.444           39,630
                                                              2003      1.000         1.340           19,278

   Small Cap Growth Fund -- Class I (11/05).................  2005      1.010         1.035               --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)..........  2005      1.263         1.231           70,689
                                                              2004      1.251         1.263               --
                                                              2003      1.000         1.251               --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (5/04).............................................  2005      1.040         1.070          357,426
                                                              2004      1.001         1.040           15,647

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (5/04).........................................  2005      1.067         1.111          213,681
                                                              2004      0.998         1.067               --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (5/04).............................................  2005      1.034         1.046          213,730
                                                              2004      1.000         1.034           76,304

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/98)................  2005      1.349         1.433            5,081
                                                              2004      1.297         1.349            1,694
                                                              2003      1.000         1.297            1,730

   Disciplined Mid Cap Stock Portfolio (8/98)...............  2005      1.552         1.705               --
                                                              2004      1.365         1.552               --
                                                              2003      1.000         1.365               --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                YEAR      YEAR        END OF YEAR     END OF YEAR
----------------                                              ----  -------------  -------------  ---------------
   Equity Income Portfolio (5/03)...........................  2005      1.324         1.351           61,945
                                                              2004      1.233         1.324            6,821
                                                              2003      1.000         1.233               --

   Federated High Yield Portfolio (5/02)....................  2005      1.278         1.280          296,069
                                                              2004      1.185         1.278           61,352
                                                              2003      1.000         1.185           79,824

   Large Cap Portfolio (8/98)...............................  2005      1.305         1.386           66,089
                                                              2004      1.255         1.305               --
                                                              2003      1.000         1.255               --

   Mercury Large Cap Core Portfolio (11/98).................  2005      1.398         1.530            2,690
                                                              2004      1.235         1.398               --
                                                              2003      1.000         1.235               --

   MFS Emerging Growth Portfolio (5/01).....................  2005      1.409         1.365               --
                                                              2004      1.280         1.409            8,818
                                                              2003      1.000         1.280            8,314

   MFS Mid Cap Growth Portfolio (5/00)......................  2005      1.503         1.513          146,069
                                                              2004      1.348         1.503           16,019
                                                              2003      1.000         1.348           11,981

   MFS Total Return Portfolio (11/05).......................  2005      1.000         1.009            8,209

   MFS Value Portfolio (11/98)..............................  2005      1.449         1.507           83,505
                                                              2004      1.279         1.449               --
                                                              2003      1.000         1.279               --

   Mondrian International Stock Portfolio (7/98)............  2005      1.489         1.593          176,641
                                                              2004      1.317         1.489           17,381
                                                              2003      1.000         1.317               --

   Pioneer Fund Portfolio (5/03)............................  2005      1.313         1.359           71,495
                                                              2004      1.209         1.313            8,495
                                                              2003      1.000         1.209               --

   Pioneer Mid Cap Value Portfolio (5/05)...................  2005      1.000         1.081           92,928

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                YEAR      YEAR        END OF YEAR     END OF YEAR
----------------                                              ----  -------------  -------------  ---------------
   Strategic Equity Portfolio (5/01)........................  2005      1.412         1.408               --
                                                              2004      1.312         1.412               --
                                                              2003      1.000         1.312               --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....  2005      1.000         1.136           97,342

   Style Focus Series: Small Cap Value Portfolio (5/05).....  2005      1.000         1.102           29,724

   Travelers Managed Income Portfolio (7/98)................  2005      1.059         1.048          556,089
                                                              2004      1.054         1.059           88,943
                                                              2003      1.000         1.054          734,438

   U.S. Government Securities Portfolio (8/98)..............  2005      1.043         1.063          141,905
                                                              2004      1.006         1.043           10,085
                                                              2003      1.000         1.006           13,081

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (5/04)...................................................  2005      0.991         0.991           10,310
                                                              2004      1.000         0.991               --

   Smith Barney Aggressive Growth Portfolio (5/00)..........  2005      1.443         1.573          578,668
                                                              2004      1.343         1.443          111,209
                                                              2003      1.000         1.343          280,940

   Smith Barney High Income Portfolio (8/98)................  2005      1.319         1.322           67,209
                                                              2004      1.222         1.319           47,830
                                                              2003      1.000         1.222           26,854

   Smith Barney Large Capitalization Growth Portfolio
   (8/98)...................................................  2005      1.426         1.466          281,852
                                                              2004      1.455         1.426           67,975
                                                              2003      1.000         1.455          306,622

   Smith Barney Mid Cap Core Portfolio (5/01)...............  2005      1.424         1.507           69,848
                                                              2004      1.321         1.424           24,184
                                                              2003      1.000         1.321           23,301

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                YEAR      YEAR        END OF YEAR     END OF YEAR
----------------                                              ----  -------------  -------------  ---------------
   Smith Barney Money Market Portfolio (9/98)...............  2005      0.971         0.975          224,882
                                                              2004      0.985         0.971           43,883
                                                              2003      1.000         0.985           31,732

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)......  2005      1.304         1.371           21,963
                                                              2004      1.250         1.304            3,347
                                                              2003      1.000         1.250               --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................  2005      1.626         1.666           21,260
                                                              2004      1.440         1.626               --
                                                              2003      1.000         1.440            2,159

Variable Insurance Products Fund
   Mid Cap Portfolio -- Service Class 2 (5/01)..............  2005      1.715         1.977           51,114
                                                              2004      1.408         1.715            5,974
                                                              2003      1.000         1.408               --

Wells Fargo Variable Trust
   Wells Fargo Advantage Multi Cap Value Fund (11/98).......  2005      1.653         1.882               --
                                                              2004      1.450         1.653               --
                                                              2003      1.000         1.450               --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR      YEAR        END OF YEAR     END OF YEAR
----------------                                                 ----  -------------  -------------  ---------------
   Capital Appreciation Fund (5/05)............................  2005      1.000         1.139              --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01).............  2005      1.146         1.182              --
                                                                 2004      1.110         1.146              --
                                                                 2003      1.000         1.110              --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/01)......................................................  2005      1.214         1.239          65,336
                                                                 2004      1.118         1.214              --
                                                                 2003      1.000         1.118              --

   AllianceBernstein Large -- Cap Growth Portfolio -- Class B
   (5/01)......................................................  2005      1.154         1.293           4,128
                                                                 2004      1.091         1.154              --
                                                                 2003      1.000         1.091              --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03).................  2005      1.313         1.462              --
                                                                 2004      1.186         1.313              --
                                                                 2003      1.000         1.186              --

   Growth Fund -- Class 2 Shares (5/03)........................  2005      1.259         1.428          39,903
                                                                 2004      1.147         1.259              --
                                                                 2003      1.000         1.147              --

   Growth -- Income Fund -- Class 2 Shares (5/03)..............  2005      1.233         1.274          54,339
                                                                 2004      1.145         1.233              --
                                                                 2003      1.000         1.145              --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98).......  2005      1.489         1.859              --
                                                                 2004      1.222         1.489              --
                                                                 2003      1.000         1.222              --

                         CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR      YEAR        END OF YEAR     END OF YEAR
----------------                                                  ----  -------------  -------------  ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/98)...........   2005      1.463         1.530          26,065
                                                                  2004      1.141         1.463              --
                                                                  2003      1.000         1.141              --

   Delaware VIP Small Cap Value Series -- Standard Class
   (11/98).....................................................   2005      1.406         1.502          13,083
                                                                  2004      1.186         1.406              --
                                                                  2003      1.000         1.186              --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (8/98)......................................................   2005      1.138         1.159              --
                                                                  2004      1.110         1.138              --
                                                                  2003      1.000         1.110              --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (9/98)...............................................   2005      1.246         1.286              --
                                                                  2004      1.147         1.246              --
                                                                  2003      1.000         1.147              --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small -- Mid Cap Growth Securities Fund -- Class 2
   Shares (12/98)..............................................   2005      1.295         1.324              --
                                                                  2004      1.191         1.295              --
                                                                  2003      1.000         1.191              --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)......   2005      1.226         1.323           1,138
                                                                  2004      1.116         1.226              --
                                                                  2003      1.000         1.116              --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (11/98)..............................................   2005      1.535         1.908          15,333
                                                                  2004      1.261         1.535              --
                                                                  2003      1.000         1.261              --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (8/98)......................................................   2005      1.358         1.460          71,475
                                                                  2004      1.174         1.358              --
                                                                  2003      1.000         1.174              --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                YEAR      YEAR        END OF YEAR     END OF YEAR
----------------                                              ----  -------------  -------------  ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................  2005      1.187         1.208               --
                                                              2004      1.118         1.187               --
                                                              2003      1.000         1.118               --

   Fundamental Value Portfolio (5/01).......................  2005      1.232         1.260               --
                                                              2004      1.167         1.232               --
                                                              2003      1.000         1.167               --

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00).....  2005      1.221         1.336          105,814
                                                              2004      1.121         1.221               --
                                                              2003      1.000         1.121               --

   International Growth Portfolio -- Service Shares (5/00)..  2005      1.412         1.818               --
                                                              2004      1.219         1.412               --
                                                              2003      1.000         1.219               --

   Mid Cap Growth Portfolio -- Service Shares (5/00)........  2005      1.340         1.465               --
                                                              2004      1.140         1.340               --
                                                              2003      1.000         1.140               --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............  2005      1.313         1.333           49,505
                                                              2004      1.171         1.313               --
                                                              2003      1.000         1.171               --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................  2005      1.252         1.261           37,757
                                                              2004      1.139         1.252               --
                                                              2003      1.000         1.139               --

   Mid -- Cap Value Portfolio (5/03)........................  2005      1.397         1.475            4,800
                                                              2004      1.154         1.397               --
                                                              2003      1.000         1.154               --

Met Investors Series Trust
   Legg Mason Value Equity Portfolio -- Class B (11/05).....  2005      1.000         1.044               --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                YEAR      YEAR        END OF YEAR     END OF YEAR
----------------                                              ----  -------------  -------------  ---------------
   Lord Abbett Growth and Income Portfolio -- Class B
   (11/05)..................................................  2005      1.000         1.024               --

   Lord Abbett Growth Opportunities Portfolio -- Class B
   (11/05)..................................................  2005      1.000         1.032               --

   Lord Abbett Mid -- Cap Value Portfolio -- Class B
   (11/05)..................................................  2005      1.000         1.034               --

   MFS(R) Research International Portfolio -- Class B
   (11/05)..................................................  2005      1.000         1.060               --

   Neuberger Berman Real Estate Portfolio -- Class B
   (11/05)..................................................  2005      1.000         1.074               --

   PIMCO Inflation Protected Bond Portfolio -- Class B
   (11/05)..................................................  2005      1.000         0.999               --

   PIMCO Total Return Portfolio -- Class B (11/05)..........  2005      1.000         1.011               --

   Van Kampen Comstock Portfolio -- Class B (12/05).........  2005      1.012         1.009               --

Metropolitan Series Fund
   Salomon Brothers U.S. Government Portfolio -- Class B
   (11/05)..................................................  2005      1.000         1.005               --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/05).....  2005      1.000         0.989           47,288

   Total Return Portfolio -- Administrative Class (5/01)....  2005      1.047         1.047          127,726
                                                              2004      1.023         1.047               --
                                                              2003      1.000         1.023               --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................  2005      1.180         1.235               --
                                                              2004      1.124         1.180               --
                                                              2003      1.000         1.124               --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................  2005      1.336         1.463               --
                                                              2004      1.179         1.336               --
                                                              2003      1.000         1.179               --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                YEAR      YEAR        END OF YEAR     END OF YEAR
----------------                                              ----  -------------  -------------  ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................  2005      1.520         1.588               --
                                                              2004      1.234         1.520               --
                                                              2003      1.000         1.234               --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01)...........................  2005      1.235         1.254               --
                                                              2004      1.168         1.235               --
                                                              2003      1.000         1.168               --

   High Yield Bond Fund -- Class I (11/05)..................  2005      1.000         1.011               --

   Investors Fund -- Class I (10/98)........................  2005      1.234         1.282           67,971
                                                              2004      1.145         1.234               --
                                                              2003      1.000         1.145               --

   Small Cap Growth Fund -- Class I (11/05).................  2005      1.010         1.035               --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)..........  2005      1.109         1.081            2,214
                                                              2004      1.100         1.109               --
                                                              2003      1.000         1.100               --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (5/04).............................................  2005      1.040         1.068               --
                                                              2004      1.001         1.040               --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (5/04).........................................  2005      1.067         1.109           21,185
                                                              2004      0.998         1.067               --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (5/04).............................................  2005      1.034         1.045          181,413
                                                              2004      1.000         1.034               --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/98)................  2005      1.179         1.252               --
                                                              2004      1.135         1.179               --
                                                              2003      1.000         1.135               --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                YEAR      YEAR        END OF YEAR     END OF YEAR
----------------                                              ----  -------------  -------------  ---------------
   Disciplined Mid Cap Stock Portfolio (8/98)...............  2005      1.330         1.459              --
                                                              2004      1.170         1.330              --
                                                              2003      1.000         1.170              --

   Equity Income Portfolio (5/03)...........................  2005      1.212         1.236          15,952
                                                              2004      1.131         1.212              --
                                                              2003      1.000         1.131              --

   Federated High Yield Portfolio (5/02)....................  2005      1.173         1.174           2,579
                                                              2004      1.089         1.173              --
                                                              2003      1.000         1.089              --

   Large Cap Portfolio (8/98)...............................  2005      1.166         1.237              --
                                                              2004      1.122         1.166              --
                                                              2003      1.000         1.122              --

   Mercury Large Cap Core Portfolio (11/98).................  2005      1.230         1.345              --
                                                              2004      1.088         1.230              --
                                                              2003      1.000         1.088              --

   MFS Emerging Growth Portfolio (5/01).....................  2005      1.214         1.176              --
                                                              2004      1.104         1.214              --
                                                              2003      1.000         1.104              --

   MFS Mid Cap Growth Portfolio (5/00)......................  2005      1.258         1.266          20,773
                                                              2004      1.130         1.258              --
                                                              2003      1.000         1.130              --

   MFS Total Return Portfolio (11/05).......................  2005      1.000         1.009              --

   MFS Value Portfolio (11/98)..............................  2005      1.292         1.343              --
                                                              2004      1.142         1.292              --
                                                              2003      1.000         1.142              --

   Mondrian International Stock Portfolio (7/98)............  2005      1.307         1.396          31,320
                                                              2004      1.157         1.307              --
                                                              2003      1.000         1.157              --

   Pioneer Fund Portfolio (5/03)............................  2005      1.220         1.262          19,313
                                                              2004      1.125         1.220              --
                                                              2003      1.000         1.125              --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                YEAR      YEAR        END OF YEAR     END OF YEAR
----------------                                              ----  -------------  -------------  ---------------
   Pioneer Mid Cap Value Portfolio (5/05)...................  2005      1.000         1.081          51,773

   Strategic Equity Portfolio (5/01)........................  2005      1.199         1.194              --
                                                              2004      1.115         1.199              --
                                                              2003      1.000         1.115              --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....  2005      1.000         1.135          31,771

   Style Focus Series: Small Cap Value Portfolio (5/05).....  2005      1.000         1.101              --

   Travelers Managed Income Portfolio (7/98)................  2005      1.031         1.020          19,191
                                                              2004      1.028         1.031              --
                                                              2003      1.000         1.028              --

   U.S. Government Securities Portfolio (8/98)..............  2005      1.061         1.080             560
                                                              2004      1.024         1.061              --
                                                              2003      1.000         1.024              --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (5/04)...................................................  2005      0.990         0.989          28,239
                                                              2004      1.000         0.990              --

   Smith Barney Aggressive Growth Portfolio (5/00)..........  2005      1.217         1.326              --
                                                              2004      1.134         1.217              --
                                                              2003      1.000         1.134              --

   Smith Barney High Income Portfolio (8/98)................  2005      1.185         1.187           1,274
                                                              2004      1.100         1.185              --
                                                              2003      1.000         1.100              --

   Smith Barney Large Capitalization Growth Portfolio
   (8/98)...................................................  2005      1.143         1.173          16,679
                                                              2004      1.167         1.143              --
                                                              2003      1.000         1.167              --

   Smith Barney Mid Cap Core Portfolio (5/01)...............  2005      1.246         1.317              --
                                                              2004      1.157         1.246              --
                                                              2003      1.000         1.157              --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                YEAR      YEAR        END OF YEAR     END OF YEAR
----------------                                              ----  -------------  -------------  ---------------
   Smith Barney Money Market Portfolio (9/98)...............  2005      0.977         0.980          23,095
                                                              2004      0.993         0.977              --
                                                              2003      1.000         0.993              --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)......  2005      1.160         1.218              --
                                                              2004      1.113         1.160              --
                                                              2003      1.000         1.113              --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................  2005      1.391         1.424              --
                                                              2004      1.233         1.391              --
                                                              2003      1.000         1.233              --

Variable Insurance Products Fund
   Mid Cap Portfolio -- Service Class 2 (5/01)..............  2005      1.455         1.676              --
                                                              2004      1.196         1.455              --
                                                              2003      1.000         1.196              --

Wells Fargo Variable Trust
   Wells Fargo Advantage Multi Cap Value Fund (11/98).......  2005      1.364         1.551              --
                                                              2004      1.197         1.364              --
                                                              2003      1.000         1.197              --


                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR      YEAR        END OF YEAR     END OF YEAR
----------------                                                 ----  -------------  -------------  ---------------
   Capital Appreciation Fund (5/05)............................  2005      1.000         1.139               --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01).............  2005      1.299         1.338               --
                                                                 2004      1.259         1.299               --
                                                                 2003      1.000         1.259               --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/01)......................................................  2005      1.439         1.468           84,693
                                                                 2004      1.327         1.439          131,380
                                                                 2003      1.000         1.327           95,890

   AllianceBernstein Large -- Cap Growth Portfolio -- Class B
   (5/01)......................................................  2005      1.318         1.476           77,022
                                                                 2004      1.247         1.318           78,675
                                                                 2003      1.000         1.247            2,545

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03).................  2005      1.424         1.584           91,828
                                                                 2004      1.286         1.424          153,568
                                                                 2003      1.000         1.286           25,536

   Growth Fund -- Class 2 Shares (5/03)........................  2005      1.359         1.541          487,141
                                                                 2004      1.239         1.359          795,104
                                                                 2003      1.000         1.239          600,909

   Growth -- Income Fund -- Class 2 Shares (5/03)..............  2005      1.339         1.382          519,728
                                                                 2004      1.244         1.339          978,056
                                                                 2003      1.000         1.244          610,611

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98).......  2005      1.753         2.188               --
                                                                 2004      1.439         1.753               --
                                                                 2003      1.000         1.439               --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/98)...........  2005      1.745         1.824          251,493
                                                                 2004      1.362         1.745          268,547
                                                                 2003      1.000         1.362          108,202

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR      YEAR        END OF YEAR     END OF YEAR
----------------                                                 ----  -------------  -------------  ---------------
   Delaware VIP Small Cap Value Series -- Standard Class
   (11/98).....................................................  2005      1.723         1.839          278,461
                                                                 2004      1.454         1.723          301,679
                                                                 2003      1.000         1.454          194,731

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (8/98)......................................................  2005      1.269         1.292           46,913
                                                                 2004      1.239         1.269           44,967
                                                                 2003      1.000         1.239           24,820

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (9/98)...............................................  2005      1.460         1.506            1,522
                                                                 2004      1.344         1.460            1,744
                                                                 2003      1.000         1.344            1,993

Franklin Templeton Variable Insurance Products Trust
   Franklin Small -- Mid Cap Growth Securities Fund -- Class 2
   Shares (12/98)..............................................  2005      1.519         1.552          121,057
                                                                 2004      1.397         1.519          165,682
                                                                 2003      1.000         1.397           56,880

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)......  2005      1.385         1.493           76,081
                                                                 2004      1.260         1.385           53,222
                                                                 2003      1.000         1.260           29,383

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (11/98)..............................................  2005      1.837         2.283          124,145
                                                                 2004      1.510         1.837          136,264
                                                                 2003      1.000         1.510           48,856

   Templeton Foreign Securities Fund -- Class 2 Shares
   (8/98)......................................................  2005      1.554         1.669          493,078
                                                                 2004      1.344         1.554          479,230
                                                                 2003      1.000         1.344          212,633

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)...............................  2005      1.331         1.354          177,824
                                                                 2004      1.255         1.331          187,604
                                                                 2003      1.000         1.255          118,552

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                YEAR      YEAR        END OF YEAR     END OF YEAR
----------------                                              ----  -------------  -------------  ---------------
   Fundamental Value Portfolio (5/01).......................  2005      1.496         1.529          152,313
                                                              2004      1.417         1.496          245,248
                                                              2003      1.000         1.417          168,543

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00).....  2005      1.353         1.479            2,415
                                                              2004      1.242         1.353               --
                                                              2003      1.000         1.242               --

   International Growth Portfolio -- Service Shares (5/00)..  2005      1.626         2.093           21,069
                                                              2004      1.405         1.626           22,440
                                                              2003      1.000         1.405           18,664

   Mid Cap Growth Portfolio -- Service Shares (5/00)........  2005      1.584         1.731           55,645
                                                              2004      1.348         1.584           51,089
                                                              2003      1.000         1.348           49,764

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............  2005      1.486         1.507           41,618
                                                              2004      1.326         1.486           42,295
                                                              2003      1.000         1.326           25,095

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................  2005      1.357         1.367          449,092
                                                              2004      1.235         1.357          524,251
                                                              2003      1.000         1.235          184,192

   Mid -- Cap Value Portfolio (5/03)........................  2005      1.513         1.597          419,280
                                                              2004      1.250         1.513          410,731
                                                              2003      1.000         1.250          209,478

Met Investors Series Trust
   Legg Mason Value Equity Portfolio -- Class B (11/05).....  2005      1.000         1.043               --

   Lord Abbett Growth and Income Portfolio -- Class B
   (11/05)..................................................  2005      1.000         1.024               --

   Lord Abbett Growth Opportunities Portfolio -- Class B
   (11/05)..................................................  2005      1.000         1.032               --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                 NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR      YEAR        END OF YEAR     END OF YEAR
----------------                                                 ----  -------------  -------------  ---------------
   Lord Abbett Mid -- Cap Value Portfolio -- Class B (11/05)...  2005      1.000         1.034                 --

   MFS(R) Research International Portfolio -- Class B
   (11/05).....................................................  2005      1.000         1.060                 --

   Neuberger Berman Real Estate Portfolio -- Class B (11/05)...  2005      1.000         1.074                 --

   PIMCO Inflation Protected Bond Portfolio -- Class B
   (11/05).....................................................  2005      1.000         0.999                 --

   PIMCO Total Return Portfolio -- Class B (11/05).............  2005      1.000         1.011                 --

   Van Kampen Comstock Portfolio -- Class B (12/05)............  2005      1.012         1.009                 --

Metropolitan Series Fund
   Salomon Brothers U.S. Government Portfolio -- Class B
   (11/05).....................................................  2005      1.000         1.004                 --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/05)........  2005      1.000         0.989             58,791

   Total Return Portfolio -- Administrative Class (5/01).......  2005      1.044         1.043          1,466,356
                                                                 2004      1.020         1.044          1,959,015
                                                                 2003      1.000         1.020          1,122,021

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)...  2005      1.395         1.459                 --
                                                                 2004      1.330         1.395                 --
                                                                 2003      1.000         1.330                 --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)......................................................  2005      1.503         1.645             49,283
                                                                 2004      1.326         1.503             75,093
                                                                 2003      1.000         1.326             56,811

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)....  2005      1.893         1.977             71,992
                                                                 2004      1.538         1.893             59,220
                                                                 2003      1.000         1.538                 --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                YEAR      YEAR        END OF YEAR     END OF YEAR
----------------                                              ----  -------------  -------------  ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01)...........................  2005      1.477         1.499           35,678
                                                              2004      1.398         1.477          109,684
                                                              2003      1.000         1.398           42,277

   High Yield Bond Fund -- Class I (11/05)..................  2005      1.000         1.011               --

   Investors Fund -- Class I (10/98)........................  2005      1.440         1.496          221,413
                                                              2004      1.338         1.440          203,028
                                                              2003      1.000         1.338          142,357

   Small Cap Growth Fund -- Class I (11/05).................  2005      1.010         1.035               --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)..........  2005      1.259         1.226          130,900
                                                              2004      1.249         1.259          125,594
                                                              2003      1.000         1.249           37,100

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (5/04).............................................  2005      1.039         1.067          532,235
                                                              2004      1.001         1.039          562,899

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (5/04).........................................  2005      1.066         1.108           49,538
                                                              2004      0.998         1.066               --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (5/04).............................................  2005      1.033         1.044               --
                                                              2004      1.000         1.033               --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/98)................  2005      1.346         1.427          100,458
                                                              2004      1.295         1.346           97,678
                                                              2003      1.000         1.295           56,682

   Disciplined Mid Cap Stock Portfolio (8/98)...............  2005      1.548         1.698               --
                                                              2004      1.363         1.548               --
                                                              2003      1.000         1.363               --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                YEAR      YEAR        END OF YEAR     END OF YEAR
----------------                                              ----  -------------  -------------  ---------------
   Equity Income Portfolio (5/03)...........................  2005      1.320         1.345           40,582
                                                              2004      1.232         1.320           48,200
                                                              2003      1.000         1.232           28,483

   Federated High Yield Portfolio (5/02)....................  2005      1.274         1.274          191,610
                                                              2004      1.183         1.274          218,230
                                                              2003      1.000         1.183          192,510

   Large Cap Portfolio (8/98)...............................  2005      1.302         1.380          102,940
                                                              2004      1.253         1.302          123,625
                                                              2003      1.000         1.253           70,978

   Mercury Large Cap Core Portfolio (11/98).................  2005      1.394         1.523            1,547
                                                              2004      1.233         1.394              703
                                                              2003      1.000         1.233            1,046

   MFS Emerging Growth Portfolio (5/01).....................  2005      1.405         1.361               --
                                                              2004      1.278         1.405            8,366
                                                              2003      1.000         1.278            3,655

   MFS Mid Cap Growth Portfolio (5/00)......................  2005      1.499         1.506           96,097
                                                              2004      1.347         1.499          120,260
                                                              2003      1.000         1.347           95,537

   MFS Total Return Portfolio (11/05).......................  2005      1.000         1.009               --

   MFS Value Portfolio (11/98)..............................  2005      1.445         1.501          154,483
                                                              2004      1.278         1.445          133,620
                                                              2003      1.000         1.278          108,184

   Mondrian International Stock Portfolio (7/98)............  2005      1.485         1.586          222,343
                                                              2004      1.315         1.485          268,816
                                                              2003      1.000         1.315          101,537

   Pioneer Fund Portfolio (5/03)............................  2005      1.309         1.353          144,096
                                                              2004      1.208         1.309          114,767
                                                              2003      1.000         1.208           40,443

   Pioneer Mid Cap Value Portfolio (5/05)...................  2005      1.000         1.080           13,324

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                YEAR      YEAR        END OF YEAR     END OF YEAR
----------------                                              ----  -------------  -------------  ---------------
   Strategic Equity Portfolio (5/01)........................  2005      1.408         1.402           19,582
                                                              2004      1.310         1.408           31,055
                                                              2003      1.000         1.310           12,363

   Style Focus Series: Small Cap Growth Portfolio (5/05)....  2005      1.000         1.135               --

   Style Focus Series: Small Cap Value Portfolio (5/05).....  2005      1.000         1.101               --

   Travelers Managed Income Portfolio (7/98)................  2005      1.056         1.044          789,733
                                                              2004      1.053         1.056          736,900
                                                              2003      1.000         1.053          401,215

   U.S. Government Securities Portfolio (8/98)..............  2005      1.040         1.058           94,036
                                                              2004      1.005         1.040          309,926
                                                              2003      1.000         1.005          267,916

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (5/04)...................................................  2005      0.990         0.989           36,497
                                                              2004      1.000         0.990           36,497

   Smith Barney Aggressive Growth Portfolio (5/00)..........  2005      1.439         1.567          500,029
                                                              2004      1.342         1.439          649,477
                                                              2003      1.000         1.342          550,111

   Smith Barney High Income Portfolio (8/98)................  2005      1.315         1.316          110,171
                                                              2004      1.221         1.315          137,587
                                                              2003      1.000         1.221           77,968

   Smith Barney Large Capitalization Growth Portfolio (8/98)  2005      1.422         1.460          587,826
                                                              2004      1.453         1.422          727,318
                                                              2003      1.000         1.453          353,819

   Smith Barney Mid Cap Core Portfolio (5/01)...............  2005      1.420         1.501          206,811
                                                              2004      1.319         1.420          215,899
                                                              2003      1.000         1.319           63,633

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                YEAR      YEAR        END OF YEAR     END OF YEAR
----------------                                              ----  -------------  -------------  ---------------
   Smith Barney Money Market Portfolio (9/98)...............  2005      0.968         0.971          229,883
                                                              2004      0.984         0.968          248,135
                                                              2003      1.000         0.984          292,702

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)......  2005      1.300         1.365           35,472
                                                              2004      1.248         1.300           39,125
                                                              2003      1.000         1.248           31,824

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................  2005      1.622         1.659          132,182
                                                              2004      1.438         1.622          168,571
                                                              2003      1.000         1.438           84,883

Variable Insurance Products Fund
   Mid Cap Portfolio -- Service Class 2 (5/01)..............  2005      1.710         1.968          124,098
                                                              2004      1.406         1.710          327,717
                                                              2003      1.000         1.406          238,933

Wells Fargo Variable Trust
   Wells Fargo Advantage Multi Cap Value Fund (11/98).......  2005      1.649         1.874               --
                                                              2004      1.448         1.649               --
                                                              2003      1.000         1.448               --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/11/2005: Strong Multi Cap Value Fund II changed its name to Wells Fargo Advantage Multi Cap Value Fund.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Partners Fund Advisor Class was replaced by the Met Investors Series Fund: Lord Abbett Growth - Income Portfolio and is no longer available as a funding option.

On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio and is no longer available as a funding option.

AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Janus Aspen Series: International Growth Portfolio -- Service Shares -- is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Strong Variable insurance Funds, Inc. : Strong Multi Cap Value Fund II is no longer available to new contract owners.

The Travelers Series Trust: Disciplined Mid Cap Stock Portfolio is no longer available to new contract owners.

AIM V.I. Premier Equity Fund is no longer available to new contract owners.

AllianceBernstein Growth and Income Portfolio -- Class B is no longer available to new contract owners.

AllianceBernstein Large Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Credit Suisse Emerging Markets Portfolio is no longer available to new contract owners.

Delaware VIP REIT Series is no longer available to new contract owners.

Delaware VIP Small Cap Value Series is no longer available to new contract owners.

Dreyfus VIF Appreciation Portfolio is no longer available to new contract owners.

Dreyfus VIF Developing Leaders Portfolio is no longer available to new contract owners.

Fidelity VIP Mid Cap Portfolio -- Service Class 2 is no longer available to new contract owners.

Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares is no longer available to new contract owners.

Lord Abbett Growth and Income Portfolio is no longer available to new contract owners.

Lord Abbett Mid-Cap Value Portfolio is no longer available to new contract owners.

MFS Mid Cap Growth Portfolio is no longer available to new contract owners.

Mondrian International Stock Portfolio is no longer available to new contract owners.

Multiple Discipline Portfolio -- Global All Cap Growth and Value is no longer available to new contract owners.

PIMCO VIT Total Return Portfolio -- Administrative Class is no longer available to new contract owners.

PIMCO VIT Real Return Portfolio -- Administrative Class is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Small Cap Value Fund -- Class IB Shares is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund -- Class I is no longer available to new contract owners.

SB Adjustable Rate Income Portfolio is no longer available to new contract owners.

Smith Barney High Income Portfolio is no longer available to new contract owners.

Smith Barney Mid Cap Core Portfolio is no longer available to new contract owners.

Smith Barney Small Cap Growth Opportunities Portfolio is no longer available to new contract owners.

Strategic Equity Portfolio (Fidelity) is no longer available to new contract owners.

Wells Fargo Advantage Multi Cap Value Fund is no longer available to new contract owners.

                               MARQUIS PORTFOLIOS

                       STATEMENT OF ADDITIONAL INFORMATION

           METLIFE OF CT SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES

                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

MLAC-Book-20                                                         May 1, 2006